UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08542

The Saratoga Advantage Trust
(Exact name of registrant as specified in charter)

12725 W. Indian School Rd, Suite E-101, Avondale, AZ	85392
(Address of principal executive offices)	(Zip code)

Allison Fumai, Esq. Dechert LLP 1095 Avenue of the Americas, New York, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:	623-266-4567

Date of fiscal year end:	8/31

Date of reporting period:	2/28/26

Item 1.	Reports to Stockholders.

(a)

Saratoga LARGE CAPITALIZATION VALUE Fund
Semi-Annual Shareholder Report	2/28/2026	SLVYX	Class A

This semi-annual shareholder report contains important information about the Saratoga Large Capitalization Value Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Value Fund, Class A	$97	1.93% (annualized)

Fund Statistics
Total Net Assets	$18,049,555	Portfolio Turnover Rate	41%
Number of Portfolio Holdings	23

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
35.0%
Percent Weight

Top Holdings (%)
Henry Schein, Inc	7.30
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.20
AMETEK, Inc	6.40
Williams Companies, Inc	6.10
Clean Harbors, Inc	5.60
Primo Brands Corp	5.30
API Group Corp	5.10
Quest Diagnostics, Inc	4.80
Martin Marietta Materials, Inc	4.70
Capital One Financial Corp	4.50

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SLVYX

1

Saratoga LARGE CAPITALIZATION VALUE Fund
Semi-Annual Shareholder Report	2/28/2026	SLVCX	Class C

This semi-annual shareholder report contains important information about the Saratoga Large Capitalization Value Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Value Fund, Class C	$127	2.53% (annualized)

Fund Statistics
Total Net Assets	$18,049,555	Portfolio Turnover Rate	41%
Number of Portfolio Holdings	23

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Henry Schein, Inc	7.30
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.20
AMETEK, Inc	6.40
Williams Companies, Inc	6.10
Clean Harbors, Inc	5.60
Primo Brands Corp	5.30
API Group Corp	5.10
Quest Diagnostics, Inc	4.80
Martin Marietta Materials, Inc	4.70
Capital One Financial Corp	4.50

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SLVCX

2

Saratoga LARGE CAPITALIZATION VALUE Fund
Semi-Annual Shareholder Report	2/28/2026	SLCVX	Class I

This semi-annual shareholder report contains important information about the Saratoga Large Capitalization Value Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Value Fund, Class I	$77	1.53% (annualized)

Fund Statistics
Total Net Assets	$18,049,555	Portfolio Turnover Rate	41%
Number of Portfolio Holdings	23

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Henry Schein, Inc	7.30
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.20
AMETEK, Inc	6.40
Williams Companies, Inc	6.10
Clean Harbors, Inc	5.60
Primo Brands Corp	5.30
API Group Corp	5.10
Quest Diagnostics, Inc	4.80
Martin Marietta Materials, Inc	4.70
Capital One Financial Corp	4.50

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SLCVX

3

SARATOGA LARGE CAPITALIZATION GROWTH FUND
Semi-Annual Shareholder Report	2/28/2026	SLGYX	Class A

This semi-annual shareholder report contains important information about the Saratoga Large Capitalization Growth Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Growth Fund, Class A	$106	2.17% (annualized)

Fund Statistics
Total Net Assets	$34,252,179	Portfolio Turnover Rate	36%
Number of Portfolio Holdings	59

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
Percent Weight

Top Holdings (%)
NVIDIA Corp	9.40
Apple, Inc	9.00
Microsoft Corp	4.80
Broadcom, Inc	4.50
Amazon.com, Inc	4.00
Arista Networks, Inc	2.40
Alphabet, Inc Class A	2.40
Alphabet, Inc Class C	2.40
Brookings Holdings, Inc	2.30
Charles Schwab Corp	2.30

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SLGYX

4

SARATOGA LARGE CAPITALIZATION GROWTH FUND
Semi-Annual Shareholder Report	2/28/2026	SLGCX	Class C

This semi-annual shareholder report contains important information about the Saratoga Large Capitalization Growth Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Growth Fund, Class C	$135	2.77% (annualized)

Fund Statistics
Total Net Assets	$34,252,179	Portfolio Turnover Rate	36%
Number of Portfolio Holdings	59

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
NVIDIA Corp	9.40
Apple, Inc	9.00
Microsoft Corp	4.80
Broadcom, Inc	4.50
Amazon.com, Inc	4.00
Arista Networks, Inc	2.40
Alphabet, Inc Class A	2.40
Alphabet, Inc Class C	2.40
Brookings Holdings, Inc	2.30
Charles Schwab Corp	2.30

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SLGCX

5

SARATOGA LARGE CAPITALIZATION GROWTH FUND
Semi-Annual Shareholder Report	2/28/2026	SLCGX	Class I

This semi-annual shareholder report contains important information about the Saratoga Large Capitalization Growth Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Growth Fund, Class I	$87	1.77% (annualized)

Fund Statistics
Total Net Assets	$34,252,179	Portfolio Turnover Rate	36%
Number of Portfolio Holdings	59

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
NVIDIA Corp	9.40
Apple, Inc	9.00
Microsoft Corp	4.80
Broadcom, Inc	4.50
Amazon.com, Inc	4.00
Arista Networks, Inc	2.40
Alphabet, Inc Class A	2.40
Alphabet, Inc Class C	2.40
Brookings Holdings, Inc	2.30
Charles Schwab Corp	2.30

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SLCGX

6

SARATOGA MID CAPITALIZATION FUND
Semi-Annual Shareholder Report	2/28/2026	SPMAX	Class A

This semi-annual shareholder report contains important information about the Saratoga Mid Capitalization Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Mid Capitalization Fund, Class A	$155	3.06% (annualized)

Fund Statistics
Total Net Assets	$11,327,946	Portfolio Turnover Rate	53%
Number of Portfolio Holdings	60

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
35.0%
40.0%
45.0%
Percent Weight

Top Holdings (%)
Hubbell, Inc	4.00
Evergy, Inc	3.50
CMS Energy Corp	3.46
WEC Energy Group, Inc	3.43
Alliant Energy Corp	3.42
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.36
Monolithic Power Systems, Inc	3.21
Burlington Stores, Inc	2.97
TechnipFMC plc	2.82
Curtis-Wright Corp	2.78

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SPMAX

7

SARATOGA MID CAPITALIZATION FUND
Semi-Annual Shareholder Report	2/28/2026	SPMCX	Class C

This semi-annual shareholder report contains important information about the Saratoga Mid Capitalization Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Mid Capitalization Fund, Class C	$185	3.66% (annualized)

Fund Statistics
Total Net Assets	$11,327,946	Portfolio Turnover Rate	53%
Number of Portfolio Holdings	60

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Hubbell, Inc	4.00
Evergy, Inc	3.50
CMS Energy Corp	3.46
WEC Energy Group, Inc	3.43
Alliant Energy Corp	3.42
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.36
Monolithic Power Systems, Inc	3.21
Burlington Stores, Inc	2.97
TechnipFMC plc	2.82
Curtis-Wright Corp	2.78

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SPMCX

8

SARATOGA MID CAPITALIZATION FUND
Semi-Annual Shareholder Report	2/28/2026	SMIPX	Class I

This semi-annual shareholder report contains important information about the Saratoga Mid Capitalization Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Mid Capitalization Fund, Class I	$135	2.66% (annualized)

Fund Statistics
Total Net Assets	$11,327,946	Portfolio Turnover Rate	53%
Number of Portfolio Holdings	60

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Hubbell, Inc	4.00
Evergy, Inc	3.50
CMS Energy Corp	3.46
WEC Energy Group, Inc	3.43
Alliant Energy Corp	3.42
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.36
Monolithic Power Systems, Inc	3.21
Burlington Stores, Inc	2.97
TechnipFMC plc	2.82
Curtis-Wright Corp	2.78

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SMIPX

9

Saratoga SMALL CAPITALIZATION Fund
Semi-Annual Shareholder Report	2/28/2026	SSCYX	Class A

This semi-annual shareholder report contains important information about the Saratoga Small Capitalization Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Small Capitalization Fund, Class A	$138	2.76% (annualized)

Fund Statistics
Total Net Assets	$7,029,791	Portfolio Turnover Rate	59%
Number of Portfolio Holdings	102

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
Percent Weight

Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.86
Advanced Energy Industries, Inc	1.98
Vestis Corp	1.95
Watts Water Technologies, Inc	1.94
Kulicke & Soffa Industries, Inc	1.92
Krystal Biotech, Inc	1.92
Comfort Systems USA, Inc	1.91
Allient, Inc	1.83
Fabrinet	1.75
EMCOR Group, Inc	1.74

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SSCYX

10

Saratoga SMALL CAPITALIZATION Fund
Semi-Annual Shareholder Report	2/28/2026	SSCCX	Class C

This semi-annual shareholder report contains important information about the Saratoga Small Capitalization Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Small Capitalization Fund, Class C	$168	3.36% (annualized)

Fund Statistics
Total Net Assets	$7,029,791	Portfolio Turnover Rate	59%
Number of Portfolio Holdings	102

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.86
Advanced Energy Industries, Inc	1.98
Vestis Corp	1.95
Watts Water Technologies, Inc	1.94
Kulicke & Soffa Industries, Inc	1.92
Krystal Biotech, Inc	1.92
Comfort Systems USA, Inc	1.91
Allient, Inc	1.83
Fabrinet	1.75
EMCOR Group, Inc	1.74

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SSCCX

11

Saratoga SMALL CAPITALIZATION Fund
Semi-Annual Shareholder Report	2/28/2026	SSCPX	Class I

This semi-annual shareholder report contains important information about the Saratoga Small Capitalization Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Small Capitalization Fund, Class I	$118	2.36% (annualized)

Fund Statistics
Total Net Assets	$7,029,791	Portfolio Turnover Rate	59%
Number of Portfolio Holdings	102

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.86
Advanced Energy Industries, Inc	1.98
Vestis Corp	1.95
Watts Water Technologies, Inc	1.94
Kulicke & Soffa Industries, Inc	1.92
Krystal Biotech, Inc	1.92
Comfort Systems USA, Inc	1.91
Allient, Inc	1.83
Fabrinet	1.75
EMCOR Group, Inc	1.74

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SSCPX

12

SARATOGA INTERNATIONAL EQUITY FUND
Semi-Annual Shareholder Report	2/28/2026	SIEYX	Class A

This semi-annual shareholder report contains important information about the Saratoga International Equity Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga International Equity Fund, Class A	$172	3.37% (annualized)

Fund Statistics
Total Net Assets	$3,958,715	Portfolio Turnover Rate	39%
Number of Portfolio Holdings	43

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate Services
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
35.0%
Percent Weight

Top Holdings (%)
Tiawan Semiconductor Manufacturing Co Ltd	4.07
Kinross Gold Corp	3.82
SK Hynix, Inc	3.73
Obayashi Corp	3.21
Rolls-Royce Holdings plc	3.19
DBS Group Holdings Ltd	2.89
Sumitomo Mitsui Financial Group, Inc	2.86
Siemens Energy A.G.	2.84
Banco Santander SA	2.82
GEA Group A.G.	2.82

Regional Exposure (%)
Americas	6.58
Greater Europe	46.06
Greater Asia	47.36

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SIEYX

13

SARATOGA INTERNATIONAL EQUITY FUND
Semi-Annual Shareholder Report	2/28/2026	SIECX	Class C

This semi-annual shareholder report contains important information about the Saratoga International Equity Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga International Equity Fund, Class C	$202	3.97% (annualized)

Fund Statistics
Total Net Assets	$3,958,715	Portfolio Turnover Rate	39%
Number of Portfolio Holdings	43

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Tiawan Semiconductor Manufacturing Co Ltd	4.07
Kinross Gold Corp	3.82
SK Hynix, Inc	3.73
Obayashi Corp	3.21
Rolls-Royce Holdings plc	3.19
DBS Group Holdings Ltd	2.89
Sumitomo Mitsui Financial Group, Inc	2.86
Siemens Energy A.G.	2.84
Banco Santander SA	2.82
GEA Group A.G.	2.82

Regional Exposure (%)
Americas	6.58
Greater Europe	46.06
Greater Asia	47.36

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SIECX

14

SARATOGA INTERNATIONAL EQUITY FUND
Semi-Annual Shareholder Report	2/28/2026	SIEPX	Class I

This semi-annual shareholder report contains important information about the Saratoga International Equity Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga International Equity Fund, Class I	$152	2.97% (annualized)

Fund Statistics
Total Net Assets	$3,958,715	Portfolio Turnover Rate	39%
Number of Portfolio Holdings	43

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Tiawan Semiconductor Manufacturing Co Ltd	4.07
Kinross Gold Corp	3.82
SK Hynix, Inc	3.73
Obayashi Corp	3.21
Rolls-Royce Holdings plc	3.19
DBS Group Holdings Ltd	2.89
Sumitomo Mitsui Financial Group, Inc	2.86
Siemens Energy A.G.	2.84
Banco Santander SA	2.82
GEA Group A.G.	2.82

Regional Exposure (%)
Americas	6.58
Greater Europe	46.06
Greater Asia	47.36

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SIEPX

15

SARATOGA HEALTH & BIOTECHNOLOGY FUND
Semi-Annual Shareholder Report	2/28/2026	SHPAX	Class A

This semi-annual shareholder report contains important information about the Saratoga Health & Biotechnology Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Health & Biotechnology Fund, Class A	$164	3.16% (annualized)

Fund Statistics
Total Net Assets	$11,600,773	Portfolio Turnover Rate	5%
Number of Portfolio Holdings	29

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
20.0%
40.0%
60.0%
80.0%
100.0%
120.0%
Percent Weight

Top Holdings (%)
Cardinal Health, Inc	6.78
McKesson Corp	5.88
Amgen Inc	5.86
Cencora, Inc	5.40
Jazz Pharmaceuticals plc	5.31
United Therapeutics Corp	5.04
Novartis A.G.	4.56
Regeneron Pharmaceuticals, Inc	4.51
Gilead Sciences, Inc.	3.94
Johnson & Johnson	3.90

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SHPAX

16

SARATOGA HEALTH & BIOTECHNOLOGY FUND
Semi-Annual Shareholder Report	2/28/2026	SHPCX	Class C

This semi-annual shareholder report contains important information about the Saratoga Health & Biotechnology Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Health & Biotechnology Fund, Class C	$195	3.76% (annualized)

Fund Statistics
Total Net Assets	$11,600,773	Portfolio Turnover Rate	5%
Number of Portfolio Holdings	29

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Cardinal Health, Inc	6.78
McKesson Corp	5.88
Amgen Inc	5.86
Cencora, Inc	5.40
Jazz Pharmaceuticals plc	5.31
United Therapeutics Corp	5.04
Novartis A.G.	4.56
Regeneron Pharmaceuticals, Inc	4.51
Gilead Sciences, Inc.	3.94
Johnson & Johnson	3.90

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SHPCX

17

SARATOGA HEALTH & BIOTECHNOLOGY FUND
Semi-Annual Shareholder Report	2/28/2026	SBHIX	Class I

This semi-annual shareholder report contains important information about the Saratoga Health & Biotechnology Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Health & Biotechnology Fund, Class I	$144	2.76% (annualized)

Fund Statistics
Total Net Assets	$11,600,773	Portfolio Turnover Rate	5%
Number of Portfolio Holdings	29

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Cardinal Health, Inc	6.78
McKesson Corp	5.88
Amgen Inc	5.86
Cencora, Inc	5.40
Jazz Pharmaceuticals plc	5.31
United Therapeutics Corp	5.04
Novartis A.G.	4.56
Regeneron Pharmaceuticals, Inc	4.51
Gilead Sciences, Inc.	3.94
Johnson & Johnson	3.90

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SBHIX

18

Saratoga TECHNOLOGY & COMMUNICATIONS Fund
Semi-Annual Shareholder Report	2/28/2026	STPAX	Class A

This semi-annual shareholder report contains important information about the Saratoga Technology & Communications Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Technology & Communications Fund, Class A	$143	2.91% (annualized)

Fund Statistics
Total Net Assets	$37,773,110	Portfolio Turnover Rate	1%
Number of Portfolio Holdings	25

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
Percent Weight

Top Holdings (%)
Alphabet, Inc Class C	9.91
KLA Corp	8.41
NVIDIA Corp	7.46
Amazon.com Inc	6.50
Visa, Inc Class A	6.23
Cisco Systems, Inc	6.10
Microsoft Corp	5.97
Broadcom, Inc	5.50
Meta Platforms, Inc Class A	5.14
Apple, Inc	4.73

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-STPAX

19

Saratoga TECHNOLOGY & COMMUNICATIONS Fund
Semi-Annual Shareholder Report	2/28/2026	STPCX	Class C

This semi-annual shareholder report contains important information about the Saratoga Technology & Communications Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Technology & Communications Fund, Class C	$172	3.51% (annualized)

Fund Statistics
Total Net Assets	$37,773,110	Portfolio Turnover Rate	1%
Number of Portfolio Holdings	25

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Alphabet, Inc Class C	9.91
KLA Corp	8.41
NVIDIA Corp	7.46
Amazon.com Inc	6.50
Visa, Inc Class A	6.23
Cisco Systems, Inc	6.10
Microsoft Corp	5.97
Broadcom, Inc	5.50
Meta Platforms, Inc Class A	5.14
Apple, Inc	4.73

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-STPCX

20

Saratoga TECHNOLOGY & COMMUNICATIONS Fund
Semi-Annual Shareholder Report	2/28/2026	STPIX	Class I

This semi-annual shareholder report contains important information about the Saratoga Technology & Communications Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Technology & Communications Fund, Class I	$123	2.51% (annualized)

Fund Statistics
Total Net Assets	$37,773,110	Portfolio Turnover Rate	1%
Number of Portfolio Holdings	25

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Alphabet, Inc Class C	9.91
KLA Corp	8.41
NVIDIA Corp	7.46
Amazon.com Inc	6.50
Visa, Inc Class A	6.23
Cisco Systems, Inc	6.10
Microsoft Corp	5.97
Broadcom, Inc	5.50
Meta Platforms, Inc Class A	5.14
Apple, Inc	4.73

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-STPIX

21

SARATOGA INVESTMENT QUALITY BOND FUND
Semi-Annual Shareholder Report	2/28/2026	SQBAX	Class A

This semi-annual shareholder report contains important information about the Saratoga Investment Quality Bond Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Investment Quality Bond Fund, Class A	$117	2.36% (annualized)

Fund Statistics
Total Net Assets	$8,400,846	Portfolio Turnover Rate	13%
Number of Portfolio Holdings	3

What did the Fund invest in (as a % of the Fund’s net assets)?

Debt Type Exposure
Cash & Equivalents
Corporate
Government
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
Percent Weight

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	90.98
Dreyfus Inst Prefer Govt Money Mkt Inst Class	4.58
Vanguard Short-Term Bond Index Fund, Admiral Class	4.44

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SQBAX

22

SARATOGA INVESTMENT QUALITY BOND FUND
Semi-Annual Shareholder Report	2/28/2026	SQBCX	Class C

This semi-annual shareholder report contains important information about the Saratoga Investment Quality Bond Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Investment Quality Bond Fund, Class C	$128	2.58% (annualized)

Fund Statistics
Total Net Assets	$8,400,846	Portfolio Turnover Rate	13%
Number of Portfolio Holdings	3

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	90.98
Dreyfus Inst Prefer Govt Money Mkt Inst Class	4.58
Vanguard Short-Term Bond Index Fund, Admiral Class	4.44

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SQBCX

23

SARATOGA INVESTMENT QUALITY BOND FUND
Semi-Annual Shareholder Report	2/28/2026	SIBPX	Class I

This semi-annual shareholder report contains important information about the Saratoga Investment Quality Bond Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Investment Quality Bond Fund, Class I	$97	1.96% (annualized)

Fund Statistics
Total Net Assets	$8,400,846	Portfolio Turnover Rate	13%
Number of Portfolio Holdings	3

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	90.98
Dreyfus Inst Prefer Govt Money Mkt Inst Class	4.58
Vanguard Short-Term Bond Index Fund, Admiral Class	4.44

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SIBPX

24

Saratoga US GOVERNMENT MONEY MARKET Fund
Semi-Annual Shareholder Report	2/28/2026	SGAXX	Class A

This semi-annual shareholder report contains important information about the Saratoga US Government Money Market Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga US Government Money Market Fund, Class A	$91	1.84% (annualized)

Fund Statistics
Total Net Assets	$4,292,083	Portfolio Turnover Rate	NA
Number of Portfolio Holdings	4

What did the Fund invest in (as a % of the Fund’s net assets)?

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SGAXX

25

Saratoga US GOVERNMENT MONEY MARKET Fund
Semi-Annual Shareholder Report	2/28/2026	SZCXX	Class C

This semi-annual shareholder report contains important information about the Saratoga US Government Money Market Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga US Government Money Market Fund, Class C	$120	2.44% (annualized)

Fund Statistics
Total Net Assets	$4,292,083	Portfolio Turnover Rate	NA
Number of Portfolio Holdings	4

What did the Fund invest in (as a % of the Fund’s net assets)?

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SZCXX

26

Saratoga US GOVERNMENT MONEY MARKET Fund
Semi-Annual Shareholder Report	2/28/2026	SGMXX	Class I

This semi-annual shareholder report contains important information about the Saratoga US Government Money Market Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga US Government Money Market Fund, Class I	$71	1.43% (annualized)

Fund Statistics
Total Net Assets	$4,292,083	Portfolio Turnover Rate	NA
Number of Portfolio Holdings	4

What did the Fund invest in (as a % of the Fund’s net assets)?

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SGMXX

27

Saratoga Aggressive Balanced Allocation Fund
Semi-Annual Shareholder Report	2/28/2026	SABAX	Class A

This semi-annual shareholder report contains important information about the Saratoga Aggressive Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Aggressive Balanced Allocation Fund, Class A	$62	1.24% (annualized)

Fund Statistics
Total Net Assets	$1,779,351	Portfolio Turnover Rate	18%
Number of Portfolio Holdings	11

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market Funds & Other 7.10%
Alternative Funds 4.00%
Fixed Income Funds 17.90%
Equity Funds 71.00%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	16.0
Saratoga Large Cap Growth Fund, Class I	14.9
Saratoga Large Cap Value Fund, Class I	14.8
Saratoga Mid Capitalization Fund, Class I	13.1
Saratoga Small Capitalization Fund, Class I	9.7
Vanguard Total International Stock Index Fund, Admiral Class	8.6
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.1
Saratoga Technology & Comm Fund, Class I	6.2
Eaton Vance Global Macro Absolute Return Fund, Class I	4.0
Saratoga Health & Biotech Fund, Class I	3.8

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SABAX

28

Saratoga Aggressive Balanced Allocation Fund
Semi-Annual Shareholder Report	2/28/2026	SABCX	Class C

This semi-annual shareholder report contains important information about the Saratoga Aggressive Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Aggressive Balanced Allocation Fund, Class C	$99	1.99% (annualized)

Fund Statistics
Total Net Assets	$1,779,351	Portfolio Turnover Rate	18%
Number of Portfolio Holdings	11

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	16.0
Saratoga Large Cap Growth Fund, Class I	14.9
Saratoga Large Cap Value Fund, Class I	14.8
Saratoga Mid Capitalization Fund, Class I	13.1
Saratoga Small Capitalization Fund, Class I	9.7
Vanguard Total International Stock Index Fund, Admiral Class	8.6
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.1
Saratoga Technology & Comm Fund, Class I	6.2
Eaton Vance Global Macro Absolute Return Fund, Class I	4.0
Saratoga Health & Biotech Fund, Class I	3.8

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SABCX

29

Saratoga Aggressive Balanced Allocation Fund
Semi-Annual Shareholder Report	2/28/2026	SABIX	Class I

This semi-annual shareholder report contains important information about the Saratoga Aggressive Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Aggressive Balanced Allocation Fund, Class I	$50	0.99% (annualized)

Fund Statistics
Total Net Assets	$1,779,351	Portfolio Turnover Rate	18%
Number of Portfolio Holdings	11

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	16.0
Saratoga Large Cap Growth Fund, Class I	14.9
Saratoga Large Cap Value Fund, Class I	14.8
Saratoga Mid Capitalization Fund, Class I	13.1
Saratoga Small Capitalization Fund, Class I	9.7
Vanguard Total International Stock Index Fund, Admiral Class	8.6
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.1
Saratoga Technology & Comm Fund, Class I	6.2
Eaton Vance Global Macro Absolute Return Fund, Class I	4.0
Saratoga Health & Biotech Fund, Class I	3.8

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SABIX

30

Saratoga CONSERVATIVE Balanced Allocation Fund
Semi-Annual Shareholder Report	2/28/2026	SCAAX	Class A

This semi-annual shareholder report contains important information about the Saratoga Conservative Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Conservative Balanced Allocation Fund, Class A	$62	1.24% (annualized)

Fund Statistics
Total Net Assets	$3,321,700	Portfolio Turnover Rate	15%
Number of Portfolio Holdings	9

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market Funds & Other 14.00%
Alternative Funds 8.10%
Equity Funds 41.50%
Fixed Income Funds 36.40%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	33.5
Dreyfus Inst Prefer Govt Money Mkt Inst Class	14.0
Saratoga Large Cap Growth Fund, Class I	13.2
Saratoga Large Cap Value Fund, Class I	12.9
Saratoga Mid Capitalization Fund, Class I	11.4
Eaton Vance Global Macro Absolute Return Fund, Class I	8.1
Vanguard Short-Term Bond Index Fund, Admiral Class	2.9
Saratoga Small Capitalization Fund, Class I	2.4
Vanguard Total International Stock Index Fund, Admiral Class	1.7

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SCAAX

31

Saratoga CONSERVATIVE Balanced Allocation Fund
Semi-Annual Shareholder Report	2/28/2026	SUMCX	Class C

This semi-annual shareholder report contains important information about the Saratoga Conservative Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Conservative Balanced Allocation Fund, Class C	$99	1.99% (annualized)

Fund Statistics
Total Net Assets	$3,321,700	Portfolio Turnover Rate	15%
Number of Portfolio Holdings	9

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	33.5
Dreyfus Inst Prefer Govt Money Mkt Inst Class	14.0
Saratoga Large Cap Growth Fund, Class I	13.2
Saratoga Large Cap Value Fund, Class I	12.9
Saratoga Mid Capitalization Fund, Class I	11.4
Eaton Vance Global Macro Absolute Return Fund, Class I	8.1
Vanguard Short-Term Bond Index Fund, Admiral Class	2.9
Saratoga Small Capitalization Fund, Class I	2.4
Vanguard Total International Stock Index Fund, Admiral Class	1.7

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SUMCX

32

Saratoga CONSERVATIVE Balanced Allocation Fund
Semi-Annual Shareholder Report	2/28/2026	LUNAX	Class I

This semi-annual shareholder report contains important information about the Saratoga Conservative Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Conservative Balanced Allocation Fund, Class I	$50	0.99% (annualized)

Fund Statistics
Total Net Assets	$3,321,700	Portfolio Turnover Rate	15%
Number of Portfolio Holdings	9

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	33.5
Dreyfus Inst Prefer Govt Money Mkt Inst Class	14.0
Saratoga Large Cap Growth Fund, Class I	13.2
Saratoga Large Cap Value Fund, Class I	12.9
Saratoga Mid Capitalization Fund, Class I	11.4
Eaton Vance Global Macro Absolute Return Fund, Class I	8.1
Vanguard Short-Term Bond Index Fund, Admiral Class	2.9
Saratoga Small Capitalization Fund, Class I	2.4
Vanguard Total International Stock Index Fund, Admiral Class	1.7

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-LUNAX

33

Saratoga MODERATE Balanced Allocation Fund
Semi-Annual Shareholder Report	2/28/2026	SMPAX	Class A

This semi-annual shareholder report contains important information about the Saratoga Moderate Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderate Balanced Allocation Fund, Class A	$62	1.24% (annualized)

Fund Statistics
Total Net Assets	$2,646,558	Portfolio Turnover Rate	12%
Number of Portfolio Holdings	11

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
10.60%
Alternative Funds
6.00%
Fixed Income
Funds
24.60%
Equity Funds
58.80%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	22.0
Saratoga Large Cap Growth Fund, Class I	15.9
Saratoga Large Cap Value Fund, Class I	15.8
Saratoga Mid Capitalization Fund, Class I	13.9
Dreyfus Inst Prefer Govt Money Mkt Inst Class	10.6
Eaton Vance Global Macro Absolute Return Fund, Class I	6.0
Saratoga Small Capitalization Fund, Class I	4.7
Saratoga Technology & Comm Fund, Class I	3.5
Vanguard Total International Stock Index Fund, Admiral Class	3.3
Vanguard Short-Term Bond Index Fund, Admiral Class	2.6

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SMPAX

34

Saratoga MODERATE Balanced Allocation Fund
Semi-Annual Shareholder Report	2/28/2026	SBMCX	Class C

This semi-annual shareholder report contains important information about the Saratoga Moderate Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderate Balanced Allocation Fund, Class C	$99	1.99% (annualized)

Fund Statistics
Total Net Assets	$2,646,558	Portfolio Turnover Rate	12%
Number of Portfolio Holdings	11

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	22.0
Saratoga Large Cap Growth Fund, Class I	15.9
Saratoga Large Cap Value Fund, Class I	15.8
Saratoga Mid Capitalization Fund, Class I	13.9
Dreyfus Inst Prefer Govt Money Mkt Inst Class	10.6
Eaton Vance Global Macro Absolute Return Fund, Class I	6.0
Saratoga Small Capitalization Fund, Class I	4.7
Saratoga Technology & Comm Fund, Class I	3.5
Vanguard Total International Stock Index Fund, Admiral Class	3.3
Vanguard Short-Term Bond Index Fund, Admiral Class	2.6

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SBMCX

35

Saratoga MODERATE Balanced Allocation Fund
Semi-Annual Shareholder Report	2/28/2026	SBMIX	Class I

This semi-annual shareholder report contains important information about the Saratoga Moderate Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderate Balanced Allocation Fund, Class I	$50	0.99% (annualized)

Fund Statistics
Total Net Assets	$2,646,558	Portfolio Turnover Rate	12%
Number of Portfolio Holdings	11

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	22.0
Saratoga Large Cap Growth Fund, Class I	15.9
Saratoga Large Cap Value Fund, Class I	15.8
Saratoga Mid Capitalization Fund, Class I	13.9
Dreyfus Inst Prefer Govt Money Mkt Inst Class	10.6
Eaton Vance Global Macro Absolute Return Fund, Class I	6.0
Saratoga Small Capitalization Fund, Class I	4.7
Saratoga Technology & Comm Fund, Class I	3.5
Vanguard Total International Stock Index Fund, Admiral Class	3.3
Vanguard Short-Term Bond Index Fund, Admiral Class	2.6

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SBMIX

36

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION FUND
Semi-Annual Shareholder Report	2/28/2026	SAMAX	Class A

This semi-annual shareholder report contains important information about the Saratoga Moderately Aggressive Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Aggressive Balanced Allocation Fund, Class A	$62	1.24% (annualized)

Fund Statistics
Total Net Assets	$1,305,328	Portfolio Turnover Rate	15%
Number of Portfolio Holdings	11

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
8.60%
Alternative Funds
5.10%
Fixed Income
Funds
22.40%
Equity Funds
63.90%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	20.0
Saratoga Large Cap Value Fund, Class I	15.5
Saratoga Large Cap Growth Fund, Class I	15.4
Saratoga Mid Capitalization Fund, Class I	13.5
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.6
Saratoga Small Capitalization Fund, Class I	7.4
Vanguard Total International Stock Index Fund, Admiral Class	5.6
Eaton Vance Global Macro Absolute Return Fund, Class I	5.1
Saratoga Technology & Comm Fund, Class I	4.4
Saratoga Health & Biotech Fund, Class I	2.5

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SAMAX

37

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION FUND
Semi-Annual Shareholder Report	2/28/2026	SAMCX	Class C

This semi-annual shareholder report contains important information about the Saratoga Moderately Aggressive Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Aggressive Balanced Allocation Fund, Class C	$99	1.99% (annualized)

Fund Statistics
Total Net Assets	$1,305,328	Portfolio Turnover Rate	15%
Number of Portfolio Holdings	11

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	20.0
Saratoga Large Cap Value Fund, Class I	15.5
Saratoga Large Cap Growth Fund, Class I	15.4
Saratoga Mid Capitalization Fund, Class I	13.5
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.6
Saratoga Small Capitalization Fund, Class I	7.4
Vanguard Total International Stock Index Fund, Admiral Class	5.6
Eaton Vance Global Macro Absolute Return Fund, Class I	5.1
Saratoga Technology & Comm Fund, Class I	4.4
Saratoga Health & Biotech Fund, Class I	2.5

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SAMCX

38

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION FUND
Semi-Annual Shareholder Report	2/28/2026	SAMIX	Class I

This semi-annual shareholder report contains important information about the Saratoga Moderately Aggressive Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Aggressive Balanced Allocation Fund, Class I	$50	0.99% (annualized)

Fund Statistics
Total Net Assets	$1,305,328	Portfolio Turnover Rate	15%
Number of Portfolio Holdings	11

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	20.0
Saratoga Large Cap Value Fund, Class I	15.5
Saratoga Large Cap Growth Fund, Class I	15.4
Saratoga Mid Capitalization Fund, Class I	13.5
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.6
Saratoga Small Capitalization Fund, Class I	7.4
Vanguard Total International Stock Index Fund, Admiral Class	5.6
Eaton Vance Global Macro Absolute Return Fund, Class I	5.1
Saratoga Technology & Comm Fund, Class I	4.4
Saratoga Health & Biotech Fund, Class I	2.5

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SAMIX

39

Saratoga MODERATELY CONSERVATIVE Balanced Allocation Fund
Semi-Annual Shareholder Report	2/28/2026	SMACX	Class A

This semi-annual shareholder report contains important information about the Saratoga Moderately Conservative Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Conservative Balanced Allocation Fund, Class A	$62	1.24% (annualized)

Fund Statistics
Total Net Assets	$936,508	Portfolio Turnover Rate	11%
Number of Portfolio Holdings	9

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
10.10%
Alternative Funds
7.10%
Fixed Income
Funds
29.30%
Equity Funds
53.50%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	26.4
Saratoga Large Cap Growth Fund, Class I	14.5
Saratoga Large Cap Value Fund, Class I	14.5
Saratoga Mid Capitalization Fund, Class I	13.3
Dreyfus Inst Prefer Govt Money Mkt Inst Class	10.1
Eaton Vance Global Macro Absolute Return Fund, Class I	7.1
Saratoga Small Capitalization Fund, Class I	6.6
Vanguard Total International Stock Index Fund, Admiral Class	5.1
Vanguard Short-Term Bond Index Fund, Admiral Class	2.9

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SMACX

40

Saratoga MODERATELY CONSERVATIVE Balanced Allocation Fund
Semi-Annual Shareholder Report	2/28/2026	SBCCX	Class C

This semi-annual shareholder report contains important information about the Saratoga Moderately Conservative Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Conservative Balanced Allocation Fund, Class C	$99	1.99% (annualized)

Fund Statistics
Total Net Assets	$936,508	Portfolio Turnover Rate	11%
Number of Portfolio Holdings	9

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	26.4
Saratoga Large Cap Growth Fund, Class I	14.5
Saratoga Large Cap Value Fund, Class I	14.5
Saratoga Mid Capitalization Fund, Class I	13.3
Dreyfus Inst Prefer Govt Money Mkt Inst Class	10.1
Eaton Vance Global Macro Absolute Return Fund, Class I	7.1
Saratoga Small Capitalization Fund, Class I	6.6
Vanguard Total International Stock Index Fund, Admiral Class	5.1
Vanguard Short-Term Bond Index Fund, Admiral Class	2.9

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SBCCX

41

Saratoga MODERATELY CONSERVATIVE Balanced Allocation Fund
Semi-Annual Shareholder Report	2/28/2026	SMICX	Class I

This semi-annual shareholder report contains important information about the Saratoga Moderately Conservative Balanced Allocation Fund for the period 9/1/2025 through 2/28/2026. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Conservative Balanced Allocation Fund, Class I	$50	0.99% (annualized)

Fund Statistics
Total Net Assets	$936,508	Portfolio Turnover Rate	11%
Number of Portfolio Holdings	9

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	26.4
Saratoga Large Cap Growth Fund, Class I	14.5
Saratoga Large Cap Value Fund, Class I	14.5
Saratoga Mid Capitalization Fund, Class I	13.3
Dreyfus Inst Prefer Govt Money Mkt Inst Class	10.1
Eaton Vance Global Macro Absolute Return Fund, Class I	7.1
Saratoga Small Capitalization Fund, Class I	6.6
Vanguard Total International Stock Index Fund, Admiral Class	5.1
Vanguard Short-Term Bond Index Fund, Admiral Class	2.9

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 022826-SMICX

42

(b)	Not Applicable

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6.	Investments.

The Registrant’s schedules of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Class A, C, and I Shares

SEMI-ANNUAL FINANCIAL STATEMENTS

As Of February 28, 2026

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS

AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

TABLE OF CONTENTS

Schedules of Investments	Page 1
Statements of Assets and Liabilities	Page 33
Statements of Operations	Page 36
Statements of Changes in Net Assets	Page 39
Notes to Financials	Page 44
Financial Highlights	Page 65
Additional Information	Page 86

TRUSTEES AND OFFICERS

Bruce E. Ventimiglia	Trustee, Chairman & CEO
Patrick H. McCollough	Trustee
Udo W. Koopmann	Trustee
Floyd E. Seal	Trustee
Stephen H. Hamrick	Trustee
Jonathan W. Ventimiglia	President & COO, Treasurer & CFO, Assistant Secretary
Stephen Ventimiglia	Vice President & Secretary
Frederick C. Teufel, Jr	Chief Compliance Officer
Timothy J. Burdick	Assistant Secretary
Richard S. Gleason	Assistant Treasurer

Investment Manager	Distributor
Saratoga Capital Management, LLC 12725 W. Indian School Road, Suite E-101 Avondale, Arizona 85392	Northern Lights Distributors, LLC 4221 N 203rd Street, Suite 100 Elkhorn, Nebraska 68022

Transfer & Shareholder Servicing Agent	Custodian
Ultimus Fund Solutions, LLC 4221 N 203rd Street, Suite 100 Elkhorn, Nebraska 68022	BNY Mellon Corp. 225 Liberty Street New York, New York 10286

Administrator & Fund Accounting Agent	Custody Administrator
Ultimus Fund Solutions, LLC 4221 N 203rd Street, Suite 100 Elkhorn, Nebraska 68022	Ultimus Fund Solutions, LLC 4221 N 203rd Street, Suite 100 Elkhorn, Nebraska 68022

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 93.4%
	AEROSPACE & DEFENSE - 4.4%
26,083	StandardAero, Inc.(a)	$803,356

	APPAREL & TEXTILE PRODUCTS - 2.8%
7,534	Gildan Activewear, Inc.	512,990

	BEVERAGES - 5.3%
42,242	Primo Brands Corporation	958,049

	COMMERCIAL SUPPORT SERVICES - 5.6%
3,427	Clean Harbors, Inc.(a)	1,004,796

	CONSTRUCTION MATERIALS - 4.7%
1,264	Martin Marietta Materials, Inc.	855,185

	E-COMMERCE DISCRETIONARY - 3.6%
3,123	Amazon.com, Inc.(a)	655,830

	ELECTRICAL EQUIPMENT - 6.4%
4,794	AMETEK, Inc.	1,146,821

	ENGINEERING & CONSTRUCTION - 3.6%
1,140	Quanta Services, Inc.	641,911

	HEALTH CARE FACILITIES & SERVICES - 12.1%
15,898	Henry Schein, Inc.(a),(b)	1,309,836
4,099	Quest Diagnostics, Inc.	868,619
		2,178,455
	HEALTH CARE REIT - 4.3%
3,714	Welltower, Inc.	769,244

	HOME & OFFICE PRODUCTS - 3.9%
7,875	Somnigroup International, Inc.	704,891

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 93.4% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 5.1%
20,833	API Group Corporation(a)	$926,235

	INSTITUTIONAL FINANCIAL SERVICES - 3.9%
4,313	Intercontinental Exchange, Inc.	707,893

	INSURANCE - 2.8%
1,481	Aon PLC, Class A	496,831

	MEDICAL EQUIPMENT & DEVICES - 2.0%
1,719	Danaher Corporation	362,090

	OIL & GAS PRODUCERS - 6.1%
14,728	Williams Companies, Inc. (The)	1,100,476

	REAL ESTATE SERVICES - 3.9%
4,724	CBRE Group, Inc., Class A(a)	697,546

	SOFTWARE - 1.8%
797	Synopsys, Inc.(a)	329,958

	SPECIALTY FINANCE - 4.5%
4,175	Capital One Financial Corporation	816,797

	TECHNOLOGY SERVICES - 4.3%
553	Fair Isaac Corporation(a)	779,376

	TRANSPORTATION & LOGISTICS - 2.3%
2,252	CH Robinson Worldwide, Inc.	417,183

	TOTAL COMMON STOCKS (Cost $13,824,483)	16,865,913

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENT — 7.2%
	MONEY MARKET FUND - 7.2%
1,292,220	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.63% (Cost $1,292,220)(c)	$1,292,220

	TOTAL INVESTMENTS - 100.6% (Cost $15,116,703)	$18,158,133
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(108,578)
	NET ASSETS - 100.0%	$18,049,555

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of February 28, 2026 was $1,295,995. Collateral received from the borrower not disclosed in the schedule of investments had a value of $1,313,064 on February 28, 2026.
(c)	Rate disclosed is the seven day effective yield as of February 28, 2026.

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.9%
	ADVERTISING & MARKETING - 1.7%
1,367	AppLovin Corporation, Class A(a)	$594,331

	AEROSPACE & DEFENSE - 0.7%
740	General Electric Company	253,272

	ASSET MANAGEMENT - 2.3%
8,090	Charles Schwab Corporation (The)	770,168

	AUTOMOTIVE - 1.7%
1,470	Tesla, Inc.(a)	591,690

	BANKING - 2.9%
11,800	Bank of America Corporation	587,994
4,590	Pinnacle Financial Partners, Inc.	416,588
		1,004,582
	BIOTECHNOLOGY & PHARMACEUTICALS - 4.5%
990	AbbVie, Inc.	229,759
705	Eli Lilly & Company	741,653
8,376	Exelixis, Inc.(a)	369,047
3,080	Halozyme Therapeutics, Inc.(a),(b)	214,152
		1,554,611
	COMMERCIAL SUPPORT SERVICES - 2.0%
11,290	Rollins, Inc.	687,448

	E-COMMERCE DISCRETIONARY - 4.5%
6,545	Amazon.com, Inc.(a)	1,374,450
2,240	Wayfair, Inc., Class A(a)	170,979
		1,545,429
	ELECTRICAL EQUIPMENT - 2.8%
1,600	Rockwell Automation, Inc.	651,920
1,150	Vertiv Holdings Company, Class A	293,124
		945,044
	HEALTH CARE FACILITIES & SERVICES - 4.0%
1,230	HCA Healthcare, Inc.	651,531

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 4.0% (Continued)
560	McKesson Corporation	$552,927
380	Medpace Holdings, Inc.(a)	171,669
		1,376,127
	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
4,670	Interactive Brokers Group, Inc., Class A	332,457

	INSURANCE - 1.0%
1,520	Allstate Corporation (The)	326,070

	INTERNET MEDIA & SERVICES - 15.4%
2,600	Alphabet, Inc., Class A	810,576
2,600	Alphabet, Inc., Class C	809,718
185	Booking Holdings, Inc.	784,280
2,830	Expedia Group, Inc.	610,403
955	Meta Platforms, Inc., Class A	619,012
4,250	Netflix, Inc.(a)	409,020
2,630	Reddit, Inc., Class A(a)	383,480
6,860	Roku, Inc.(a)	675,093
2,300	Uber Technologies, Inc.(a)	173,466
		5,275,048
	LEISURE FACILITIES & SERVICES - 1.1%
6,680	Las Vegas Sands Corporation	378,890

	MEDICAL EQUIPMENT & DEVICES - 2.3%
790	Insulet Corporation(a)	194,822
2,330	ResMed, Inc.	597,086
		791,908
	RETAIL - CONSUMER STAPLES - 1.4%
470	Costco Wholesale Corporation	475,071

	RETAIL - DISCRETIONARY - 1.7%
1,755	Carvana Company(a),(b)	586,451

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SEMICONDUCTORS - 16.9%
945	Advanced Micro Devices, Inc.(a)	$189,198
4,770	Broadcom, Inc.	1,524,254
1,810	Lam Research Corporation	423,341
18,075	NVIDIA Corporation	3,202,709
3,200	QUALCOMM, Inc.	455,552
		5,795,054
	SOFTWARE - 16.6%
5,040	Atlassian Corporation, Class A(a)	378,655
2,820	Autodesk, Inc.(a)	693,353
1,360	Datadog, Inc., Class A(a)	152,266
7,730	Dropbox, Inc., Class A(a)	193,173
4,200	Elastic N.V.(a)	218,694
4,166	Microsoft Corporation	1,636,154
5,240	Okta, Inc.(a)	379,900
1,910	Palantir Technologies, Inc., Class A(a)	262,033
1,270	Palo Alto Networks, Inc.(a)	189,128
10,270	Pegasystems, Inc. (b)	449,107
7,610	Rubrik, Inc., Class A(a)	395,416
3,050	Salesforce, Inc.	594,110
690	Veeva Systems, Inc., Class A(a)	125,587
		5,667,576
	TECHNOLOGY HARDWARE - 14.1%
11,687	Apple, Inc.	3,087,471
6,130	Arista Networks, Inc.(a)	818,355
1,500	Dell Technologies, Inc., Class C	222,120
2,630	Jabil, Inc.	696,924
		4,824,870
	TECHNOLOGY SERVICES - 1.3%
630	Mastercard, Inc., Class A	325,842
600	Morningstar, Inc.	109,884
		435,726

	TOTAL COMMON STOCKS (Cost $30,042,948)	34,211,823

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
118,059	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.63% (Cost $118,059)(c)	$118,059

	TOTAL INVESTMENTS - 100.2% (Cost $30,161,007)	$34,329,882
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%	(77,703)
	NET ASSETS - 100.0%	$34,252,179

ETF	- Exchange-Traded Fund
N.V.	- Naamioze Vennootschap

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of February 28, 2026 was $1,237,036. Collateral received from the borrower not disclosed in the schedule of investments had a value of $1,315,105 on February 28, 2026.
(c)	Rate disclosed is the seven day effective yield as of February 28, 2026.

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 96.7%
	AEROSPACE & DEFENSE - 6.8%
125	Axon Enterprise, Inc.(a)	$67,800
450	Curtiss-Wright Corporation	315,148
1,695	Hexcel Corporation	157,110
885	Howmet Aerospace, Inc.	232,339
		772,397
	ASSET MANAGEMENT - 0.4%
620	Robinhood Markets, Inc., Class A(a)	47,027

	BANKING - 2.8%
186	Fifth Third Bancorp	9,201
8,319	Huntington Bancshares Inc	139,760
960	Western Alliance Bancorp	77,107
1,485	Zions Bancorp National Association	85,061
		311,129
	CONSTRUCTION MATERIALS - 2.6%
945	Vulcan Materials Company	292,950

	DIVERSIFIED INDUSTRIALS - 1.8%
203	Parker-Hannifin Corporation	204,864

	ELECTRIC UTILITIES - 14.5%
5,355	Alliant Energy Corporation(b)	387,381
5,015	CMS Energy Corporation	391,521
4,740	Evergy, Inc.	396,548
225	Talen Energy Corporation(a)	83,468
3,325	WEC Energy Group, Inc.	388,892
		1,647,810
	ELECTRICAL EQUIPMENT - 10.8%
600	Allegion plc	96,690
655	AMETEK, Inc.	156,688
250	Argan, Inc.	112,813
125	GE Vernova, Inc.	109,200
885	Hubbell, Inc.	452,792
3,790	Mirion Technologies, Inc.(a),(b)	81,902

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	ELECTRICAL EQUIPMENT - 10.8% (Continued)
340	Rockwell Automation, Inc.	$138,533
295	Vertiv Holdings Company, Class A	75,193
		1,223,811
	ENGINEERING & CONSTRUCTION - 4.2%
2,070	Arcosa, Inc.	222,484
1,915	Construction Partners, Inc., Class A(a),(b)	257,318
		479,802
	HOME & OFFICE PRODUCTS - 2.0%
1,835	SharkNinja, Inc.(a)	225,466

	HOME CONSTRUCTION - 4.8%
780	DR Horton, Inc.	125,104
3,015	Masco Corporation	215,934
1,270	Toll Brothers, Inc.	199,695
		540,733
	INDUSTRIAL INTERMEDIATE PROD - 1.1%
275	Valmont Industries, Inc.	126,481

	INDUSTRIAL SUPPORT SERVICES - 1.8%
975	Herc Holdings, Inc.(b)	136,295
235	WESCO International, Inc.	68,033
		204,328
	LEISURE FACILITIES & SERVICES - 1.2%
2,185	Carnival Corporation	68,937
200	Royal Caribbean Cruises Ltd.	62,192
		131,129
	MACHINERY - 9.2%
1,180	Crane Company	236,625
3,155	Flowserve Corporation	279,282
3,670	Helios Technologies, Inc.	261,744
905	Lincoln Electric Holdings, Inc.	259,780
		1,037,431

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.1%
985	Agilent Technologies, Inc.	$119,559

	METALS & MINING - 2.7%
11,060	Hudbay Minerals, Inc.	313,330

	OIL & GAS SERVICES & EQUIPMENT - 4.9%
4,535	SLB Ltd.	232,827
4,820	TechnipFMC plc	319,614
		552,441
	REAL ESTATE SERVICES - 0.5%
4,490	Cushman & Wakefield Ltd.(a)	60,211

	RENEWABLE ENERGY - 0.5%
9,465	Eos Energy Enterprises, Inc.(a)	53,903

	RETAIL - DISCRETIONARY - 5.3%
1,095	Burlington Stores, Inc.(a)	336,023
1,320	Floor & Decor Holdings, Inc., Class A(a),(b)	91,199
6,485	Gap, Inc. (The)	181,839
		609,061
	SEMICONDUCTORS - 10.1%
675	Coherent Corp.(a)	174,778
2,240	Marvell Technology, Inc.	182,986
2,885	Microchip Technology, Inc.	215,336
318	Monolithic Power Systems, Inc.	363,391
330	Sandisk Corporation(a)	209,669
		1,146,160
	SPECIALTY FINANCE - 1.5%
9,380	Rocket Companies, Inc., Class A	170,622

	STEEL - 1.9%
1,205	Nucor Corporation	213,140

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	TECHNOLOGY HARDWARE - 2.8%
265	Ciena Corporation(a)	$92,406
195	Fabrinet(a)	106,398
735	Sanmina Corporation(a)	114,115
		312,919
	TRANSPORTATION & LOGISTICS - 1.4%
780	XPO, Inc.(a)	164,168

	TOTAL COMMON STOCKS (Cost $8,256,454)	10,960,872

	SHORT-TERM INVESTMENT — 3.4%
	MONEY MARKET FUND - 3.4%
380,445	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.63% (Cost $380,445)(c)	380,445

	TOTAL INVESTMENTS - 100.1% (Cost $8,636,899)	$11,341,317
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(13,371)
	NET ASSETS - 100.0%	$11,327,946

LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan. The total fair value of the securities on loan as of February 28, 2026 was $954,095. Collateral received from the borrower not disclosed in the Schedule of investments had a value of $1,057,412 on February 28, 2026.
(c)	Rate disclosed is the seven day effective yield as of February 28, 2026.

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2%
	AEROSPACE & DEFENSE - 1.9%
978	Astronics Corporation(a)	$78,847
602	Kratos Defense & Security Solutions, Inc.(a)	51,880
		130,727
	ASSET MANAGEMENT - 1.0%
1,241	Acadian Asset Management, Inc.	66,840

	BANKING - 17.3%
733	BancFirst Corporation	80,630
3,046	Byline Bancorp, Inc.	95,035
658	City Holding Company	78,940
545	Customers Bancorp, Inc.(a)	36,755
2,708	Hilltop Holdings, Inc.	101,361
714	Home Bancorp, Inc.	42,197
3,140	Home BancShares, Inc.	86,224
1,523	Independent Bank Corporation (MA)	118,902
376	Metropolitan Bank Holding Corporation	31,640
395	Nicolet Bankshares, Inc.	60,340
489	Park National Corporation	80,455
1,354	Seacoast Banking Corporation of Florida	42,136
4,531	Simmons First National Corporation, Class A	90,212
1,843	SmartFinancial, Inc.	72,264
1,561	Southern First Bancshares, Inc.(a)	87,166
1,147	Texas Capital Bancshares, Inc.(a)	109,310
		1,213,567
	BIOTECH & PHARMA - 8.3%
2,407	Alkermes plc(a)	72,451
4,701	Arvinas, Inc.(a)	62,382
790	Collegium Pharmaceutical, Inc.(a)	32,919
489	Krystal Biotech, Inc.(a)	134,787
4,588	MannKind Corporation(a)	15,049
903	Mirum Pharmaceuticals, Inc.(a)	83,338
2,031	Phibro Animal Health Corporation, Class A	110,872
959	Tarsus Pharmaceuticals, Inc.(a)	72,424
		584,222

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	CHEMICALS - 0.6%
376	Rogers Corporation(a)	$40,544

	COMMERCIAL SUPPORT SERVICES - 3.2%
1,091	Alarm.com Holdings, Inc.(a)	52,204
5,265	Quad/Graphics, Inc.	36,381
17,430	Vestis Corporation	137,175
		225,760
	CONSUMER SERVICES - 0.2%
2,689	Coursera, Inc.(a)	17,236

	E-COMMERCE DISCRETIONARY - 0.7%
3,121	Figs, Inc., Class A(a)	48,219

	ELECTRICAL EQUIPMENT - 9.9%
414	Advanced Energy Industries, Inc.	138,927
1,955	Allient, Inc.	128,717
1,297	Atmus Filtration Technologies, Inc.	83,695
564	Bloom Energy Corporation, Class A(a)	87,798
1,072	Nextpower, Inc., Class A(a)	112,667
150	Powell Industries, Inc.	78,540
282	SPX Technologies, Inc.(a)	63,997
		694,341
	ENGINEERING & CONSTRUCTION - 7.2%
94	Comfort Systems USA, Inc.	134,361
169	EMCOR Group, Inc.	122,461
150	MYR Group, Inc.(a)	40,494
752	Primoris Services Corporation	113,341
226	Sterling Infrastructure, Inc.(a),(b)	96,757
		507,414
	FOOD - 0.6%
2,651	Simply Good Foods Company (The)(a),(b)	45,226

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.7%
2,463	Pediatrix Medical Group, Inc.(a)	$48,891

	HOME CONSTRUCTION - 0.7%
1,579	Interface, Inc.	49,723

	HOUSEHOLD PRODUCTS - 1.5%
3,084	Central Garden & Pet Company, Class A(a)	106,521

	INDUSTRIAL INTERMEDIATE PROD - 0.9%
1,015	Proto Labs, Inc.(a)	63,011

	INDUSTRIAL SUPPORT SERVICES - 1.0%
1,767	Resideo Technologies, Inc.(a)	68,383

	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
884	Moelis & Company, Class A	52,474
639	StoneX Group, Inc.(a)	81,473
		133,947
	INSURANCE - 1.2%
2,143	United Fire Group, Inc.	83,277

	INTERNET MEDIA & SERVICES - 0.3%
1,542	EverQuote, Inc.(a)	24,364

	LEISURE FACILITIES & SERVICES - 0.9%
414	Brinker International, Inc.(a)	61,356

	LEISURE PRODUCTS - 0.1%
2,219	Peloton Interactive, Inc., Class A(a)	8,920

	MACHINERY - 1.9%
414	Watts Water Technologies, Inc., Class A	136,098

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.1%
1,955	BioLife Solutions, Inc.(a)	$47,311
1,166	Omnicell, Inc.(a)	47,923
1,485	Veracyte, Inc.(a)	54,336
		149,570
	METALS & MINING - 4.1%
4,231	Coeur Mining, Inc.(a)	114,872
2,275	Constellium S.E.(a)	56,625
4,625	Hecla Mining Company	115,209
		286,706
	MORTGAGE FINANCE - 1.8%
6,506	Invesco Mortgage Capital, Inc.(b)	54,846
11,921	Redwood Trust, Inc.	72,121
		126,967
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
1,185	Archrock, Inc.	41,866
3,121	DNOW, Inc.(a)	36,765
		78,631
	REAL ESTATE SERVICES - 0.9%
4,437	Newmark Group, Inc., Class A	64,425

	RENEWABLE ENERGY - 0.6%
3,422	Sunrun, Inc.(a)	45,342

	RETAIL - DISCRETIONARY - 0.5%
1	Builders FirstSource, Inc.(a)	104
2,068	Kohl’s Corporation	33,853
		33,957
	SEMICONDUCTORS - 2.8%
338	FormFactor, Inc.(a)	33,421
1,937	Kulicke & Soffa Industries, Inc.	135,048
771	Photronics, Inc.(a)	28,859
		197,328
	SOFTWARE - 4.0%
602	Appian Corporation, Class A(a)	16,055

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	SOFTWARE - 4.0% (Continued)
583	Blackbaud, Inc.(a)	$28,299
903	CommVault Systems, Inc.(a)	76,828
6,844	Freshworks, Inc., Class A(a)	53,520
3,572	PagerDuty, Inc.(a)	25,218
508	Q2 Holdings, Inc.(a)	24,445
376	Qualys, Inc.(a)	34,769
4,907	Skillsoft Corporation(a),(b)	20,560
		279,694
	SPECIALTY FINANCE - 1.9%
884	Bread Financial Holdings, Inc.	62,640
2,670	LendingClub Corporation(a)	39,810
865	LendingTree, Inc.(a)	32,325
		134,775
	SPECIALTY REIT - 1.6%
5,434	Postal Realty Trust, Inc., Class A(b)	112,647

	STEEL - 2.6%
263	Carpenter Technology Corporation	104,692
1,015	Northwest Pipe Company(a)	78,764
		183,456
	TECHNOLOGY HARDWARE - 5.8%
846	Credo Technology Group Holding Ltd.(a)	94,980
226	Fabrinet(a)	123,312
207	InterDigital, Inc.(b)	75,872
132	Sanmina Corporation(a)	20,494
3,403	Sonos, Inc.(a)	52,406
395	TTM Technologies, Inc.(a)	41,175
		408,239
	TECHNOLOGY SERVICES - 3.1%
1,091	MAXIMUS, Inc.	82,491
5,171	Remitly Global, Inc.(a)	86,355
2,802	Riot Blockchain, Inc.(a),(b)	45,645
		214,491

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	TELECOMMUNICATIONS - 0.8%
470	EchoStar Corporation, Class A(a)	$54,299

	TRANSPORTATION & LOGISTICS - 0.4%
301	Allegiant Travel Company(a)	30,747

	WHOLESALE - CONSUMER STAPLES - 1.0%
1,918	United Natural Foods, Inc.(a)	73,287

	TOTAL COMMON STOCKS (Cost $5,689,959)	6,833,148

	SHORT-TERM INVESTMENTS — 6.3%
	MONEY MARKET FUNDS - 6.3%
271,169	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.63%(c)	271,169
172,621	Dreyfus Treasury Obligations Cash Management, 3.51%(c),(d)	172,621
	TOTAL MONEY MARKET FUNDS (Cost $443,790)	443,790

	TOTAL SHORT-TERM INVESTMENTS (Cost $443,790)	443,790

	TOTAL INVESTMENTS - 103.5% (Cost $6,133,749)	$7,276,938
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.5)%	(247,147)
	NET ASSETS - 100.0%	$7,029,791

LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of February 28, 2026 was $419,319. Collateral received from the borrower not disclosed in the Schedule of investments had a value of $258,696 on February 28, 2026.
(c)	Rate disclosed is the seven day effective yield as of February 28, 2026.
(d)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7%
	Australia - 2.4%
29,000	South32 Ltd.(a)	$95,013

	Canada - 6.5%
1,060	Canadian Imperial Bank of Commerce	107,018
4,090	Kinross Gold Corporation	151,289
		258,307
	Cayman Islands - 3.7%
2,900	NetEase, Inc.(a)	65,323
14,500	New Oriental Education & Technology Group, Inc.(a)	79,746
		145,069
	France - 9.1%
1,750	AXA S.A.(a)	85,620
2,490	Bureau Veritas S.A.(a)	86,573
820	Compagnie de Saint-Gobain(a)	83,141
530	Ipsen S.A.(a)	103,507
		358,841
	Germany - 8.0%
210	Allianz SE(a)	94,352
1,440	GEA Group AG(a)	111,703
580	Siemens Energy AG(a)	112,387
		318,442
	Hong Kong - 1.8%
42,400	Chow Tai Fook Jewellry Group Ltd.(a),(b)	70,824

	Italy - 7.3%
2,020	Assicurazioni Generali SpA(a)	86,056
3,930	Eni SpA(a)	91,829
15,990	Intesa Sanpaolo SpA(a)	109,769
		287,654
	Japan - 14.4%
1,900	Kao Corporation(a)	81,133
2,300	Mizuho Financial Group, Inc.(a)	102,612
4,500	Obayashi Corporation(a)	127,039
3,600	Otsuka Corporation(a)	72,605

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	Japan - 14.4% (Continued)
3,300	Sony Corporation(a)	$75,861
3,000	Sumitomo Mitsui Financial Group, Inc.(a)	113,208
		572,458
	Korea (Republic Of) - 1.8%
1,240	Coway Company Ltd.(a)	70,351

	Korea (Republic of) - 2.8%
1,000	KB Financial Group, Inc.(a)	110,211

	Korea (Republic Of) - 3.7%
200	SK Hynix, Inc.	147,668

	Luxembourg - 1.7%
8,770	Allegro.eu S.A. 144A(a),(c),(d)	68,249

	Malaysia - 1.9%
20,700	Tenaga Nasional BHD(a)	76,444

	Netherlands - 0.1%
220	Magnum Ice Cream Company N.V. (The)(a),(c)	3,484

	Singapore - 2.9%
2,540	DBS Group Holdings Ltd.	114,418

	Spain - 5.4%
8,860	Banco Santander S.A.(a)	111,797
8,285	CaixaBank S.A.(a)	102,164
		213,961
	Sweden - 2.4%
2,200	Swedish Orphan Biovitrum AB(a),(c)	96,161

	Switzerland - 2.4%
560	Novartis AG(a)	94,168

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	Taiwan Province of China - 6.8%
14,000	Hon Hai Precision Industry Company Ltd.(a)	$108,423
430	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	161,070
		269,493
	Taiwan Province Of China - 1.4%
1,000	Asia Vital Components Company Ltd.(a)	56,251

	Thailand - 1.9%
44,400	CP All Plc.(a)	73,933

	United Kingdom - 9.3%
2,100	BP plc - ADR	81,606
900	Coca-Cola European Partners plc	99,387
7,020	Rolls-Royce Holdings plc(a)	126,243
5,530	The Sage Group plc(a)	60,855
		368,091

	TOTAL COMMON STOCKS (Cost $2,645,168)	3,869,491

	EXCHANGE-TRADED FUND — 1.5%
	India - 1.5%
1,115	iShares MSCI India ETF(c)	58,281

	TOTAL EXCHANGE-TRADED FUND (Cost $61,664)	58,281

	SHORT-TERM INVESTMENT — 1.0%
	MONEY MARKET FUND - 1.0%
39,169	Dreyfus Institutional Preferred Government Money, Institutional Class, 3.63% (Cost $39,169)(e)	39,169

	TOTAL INVESTMENTS - 100.2% (Cost $2,746,001)	$3,966,941
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(8,226)
	NET ASSETS - 100.0%	$3,958,715

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2026

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
S/A	- Société Anonyme

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of February 28, 2026 was $70,824. Collateral received from the borrower not disclosed in the Schedule of Investments has a value of $42,144 on February 28, 2026.
(c)	Non-income producing security.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2026 the total market value of 144A securities is $68,249 or 1.7% of net assets.
(e)	Rate disclosed is the seven day effective yield as of February 28, 2026.

See accompanying notes to financial statements.

SARATOGA HEALTH & BIOTECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 97.9%
	BIOTECH & PHARMA - 48.1%
1,752	Amgen, Inc.	$680,055
200	Eli Lilly & Company	210,398
7,945	Exelixis, Inc.(a)	350,057
3,068	Gilead Sciences, Inc.	456,979
3,132	Incyte Corporation(a)	317,178
3,241	Jazz Pharmaceuticals PLC(a)	615,855
1,820	Johnson & Johnson	452,143
3,206	Merck & Company, Inc.	396,967
3,140	Novartis A.G. - ADR(b)	529,467
1,735	Novo Nordisk A/S - ADR	64,976
670	Regeneron Pharmaceuticals, Inc.	523,719
1,160	United Therapeutics Corporation(a)	584,524
787	Vertex Pharmaceuticals, Inc.(a)	391,005
		5,573,323
	HEALTH CARE FACILITIES & SERVICES - 33.6%
3,429	Cardinal Health, Inc.	786,029
1,683	Cencora, Inc.	626,312
1,371	Cigna Group (The)	397,343
433	Elevance Health, Inc.	138,560
1,499	Ensign Group, Inc. (The)	321,041
849	Labcorp Holdings, Inc.	245,463
691	McKesson Corporation	682,273
790	Medpace Holdings, Inc.(a)	356,890
2,112	National HealthCare Corporation	345,312
		3,899,223
	MEDICAL EQUIPMENT & DEVICES - 15.1%
775	Intuitive Surgical, Inc.(a)	390,220
4,900	Lantheus Holdings, Inc.(a)	367,059
3,126	Medtronic PLC	305,285
825	Stryker Corporation	319,655
708	Thermo Fisher Scientific, Inc.	368,946
		1,751,165

See accompanying notes to financial statements.

SARATOGA HEALTH & BIOTECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	SOFTWARE - 1.1%
700	Veeva Systems, Inc., Class A(a)	$127,406

	TOTAL COMMON STOCKS (Cost $5,728,420)	11,351,117

	SHORT-TERM INVESTMENT — 2.5%
	MONEY MARKET FUND - 2.5%
293,661	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.63% (Cost $293,661)(c)	293,661

	TOTAL INVESTMENTS - 100.4% (Cost $6,022,081)	$11,644,778
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(44,005)
	NET ASSETS - 100.0%	$11,600,773

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan. The total fair value of the securities on loan as of February 28, 2026 was $529,467. Collateral received from the borrower not disclosed in the Schedule of Investments had a value of $524,860 at February 28, 2026.
(c)	Rate disclosed is the seven day effective yield as of February 28, 2026.

See accompanying notes to financial statements.

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8%
	E-COMMERCE DISCRETIONARY - 8.0%
11,700	Amazon.com, Inc.(a)	$2,457,000
6,224	eBay, Inc.	565,513
		3,022,513
	ELECTRICAL EQUIPMENT - 1.4%
1,300	Rockwell Automation, Inc.	529,685

	INDUSTRIAL SUPPORT SERVICES - 2.2%
3,000	Applied Industrial Technologies, Inc.	847,740

	INTERNET MEDIA & SERVICES - 15.1%
12,020	Alphabet, Inc., Class C	3,743,388
2,998	Meta Platforms, Inc., Class A	1,943,244
		5,686,632
	SEMICONDUCTORS - 23.6%
6,500	Broadcom, Inc.	2,077,075
2,084	KLA Corporation	3,177,163
12,274	Kulicke & Soffa Industries, Inc.	855,743
15,910	NVIDIA Corporation	2,819,093
		8,929,074
	SOFTWARE - 23.3%
3,200	Adobe, Inc.(a)	839,712
7,000	Akamai Technologies, Inc.(a)	688,730
2,100	Crowdstrike Holdings, Inc., Class A(a)	781,158
5,742	Microsoft Corporation	2,255,113
7,414	Oracle Corporation	1,077,996
6,620	Salesforce, Inc.	1,289,510
3,200	Synopsys, Inc.(a)	1,324,800
2,925	Veeva Systems, Inc., Class A(a)	532,379
		8,789,398
	TECHNOLOGY HARDWARE - 10.8%
6,768	Apple, Inc.	1,787,970
29,000	Cisco Systems, Inc.	2,304,340
		4,092,310

See accompanying notes to financial statements.

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TECHNOLOGY SERVICES - 15.4%
17,805	Amdocs Ltd.	$1,242,789
3,380	Jack Henry & Associates, Inc.	549,115
3,236	Mastercard, Inc., Class A	1,673,692
7,350	Visa, Inc., Class A	2,353,028
		5,818,624

	TOTAL COMMON STOCKS (Cost $9,488,055)	37,715,976

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
187,880	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.63% (Cost $187,880)(b)	187,880

	TOTAL INVESTMENTS - 100.3% (Cost $9,675,935)	$37,903,856
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(130,746)
	NET ASSETS - 100.0%	$37,773,110

LTD	- Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2026.

See accompanying notes to financial statements.

SARATOGA INVESTMENT QUALITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Shares		Fair Value
	OPEN END FUNDS — 96.5%
	FIXED INCOME - 96.5%
723,437	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	$7,726,312
36,372	Vanguard Short-Term Bond Index Fund, Admiral Class	377,180
		8,103,492

	TOTAL OPEN END FUNDS (Cost $7,840,656)	8,103,492

	SHORT-TERM INVESTMENT — 4.6%
	MONEY MARKET FUND - 4.6%
388,948	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.63% (Cost $388,948)(a)	388,948

	TOTAL INVESTMENTS - 101.1% (Cost $8,229,604)	$8,492,440
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%	(91,594)
	NET ASSETS - 100.0%	$8,400,846

(a)	Rate disclosed is the seven day effective yield as of February 28, 2026.

See accompanying notes to financial statements.

SARATOGA U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 99.9%
	MONEY MARKET FUNDS - 99.9%
1,071,896	BlackRock Liquidity FedFund, Institutional Class, 3.56%(a)	$1,071,896
1,071,896	Dreyfus Government Cash Management, Institutional Class, 3.55%(a)	1,071,896
1,071,895	Federated Hermes Government Obligations Fund, Institutional Class, 3.53%(a)	1,071,895
1,071,894	JPMorgan US Government Money Market Fund, Capital Class, 3.56%(a)	1,071,894
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,287,581)	4,287,581

	TOTAL INVESTMENTS - 99.9% (Cost $4,287,581)	$4,287,581
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	4,502
	NET ASSETS - 100.0%	$4,292,083

(a)	Rate disclosed is the seven day effective yield as of February 28, 2026.

See accompanying notes to financial statements.

SARATOGA AGGRESSIVE BALANCED ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Shares		Fair Value
	OPEN END FUNDS — 93.2%
	ALTERNATIVE - 4.0%
7,912	Eaton Vance Global Macro Absolute Return Fund, Class I	$71,679

	EQUITY - 71.2%
2,441	Saratoga Health & Biotechnology Portfolio, Class I(a)	67,128
9,326	Saratoga Large Capitalization Growth Portfolio, Class I(a)	264,392
9,337	Saratoga Large Capitalization Value Portfolio, Class I(a)	263,962
17,686	Saratoga Mid Capitalization Portfolio, Class I(a)	233,631
23,633	Saratoga Small Capitalization Portfolio, Class I(a)	172,991
4,360	Saratoga Technology & Communications Portfolio, Class I(a)	111,044
3,405	Vanguard Total International Stock Index Fund, Admiral Class	153,674
		1,266,822
	FIXED INCOME - 18.0%
26,676	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	284,897
3,305	Vanguard Short-Term Bond Index Fund, Admiral Class	34,277
		319,174

	TOTAL OPEN END FUNDS (Cost $1,536,893)	1,657,675

	SHORT-TERM INVESTMENTS — 7.1%
	MONEY MARKET FUNDS - 7.1%
126,877	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.63% (Cost $126,877)(b)	126,877

	TOTAL INVESTMENTS - 100.3% (Cost $1,663,770)	$1,784,552
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(5,201)
	NET ASSETS - 100.0%	$1,779,351

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2026.

See accompanying notes to financial statements.

SARATOGA CONSERVATIVE BALANCED ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Shares		Fair Value
	OPEN END FUNDS — 86.1%
	ALTERNATIVE - 8.1%
29,816	Eaton Vance Global Macro Absolute Return Fund, Class I	$270,129

	EQUITY - 41.6%
15,415	Saratoga Large Capitalization Growth Portfolio, Class I(a)	437,015
15,169	Saratoga Large Capitalization Value Portfolio, Class I(a)	428,840
28,689	Saratoga Mid Capitalization Portfolio, Class I(a)	378,983
10,846	Saratoga Small Capitalization Portfolio, Class I(a)	79,396
1,246	Vanguard Total International Stock Index Fund, Admiral Class	56,233
		1,380,467
	FIXED INCOME - 36.4%
104,225	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	1,113,124
9,282	Vanguard Short-Term Bond Index Fund, Admiral Class	96,251
		1,209,375

	TOTAL OPEN END FUNDS (Cost $2,731,737)	2,859,971

	SHORT-TERM INVESTMENTS — 14.0%
	MONEY MARKET FUNDS - 14.0%
465,401	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.63% (Cost $465,401)(b)	465,401

	TOTAL INVESTMENTS - 100.1% (Cost $3,197,138)	$3,325,372
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%	(3,672)
	NET ASSETS - 100.0%	$3,321,700

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2026.

See accompanying notes to financial statements.

SARATOGA MODERATE BALANCED ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Shares		Fair Value
	OPEN END FUNDS — 89.7%
	ALTERNATIVE - 6.0%
17,526	Eaton Vance Global Macro Absolute Return Fund, Class I	$158,787

	EQUITY - 59.1%
1,927	Saratoga Health & Biotechnology Portfolio, Class I(a)	53,000
14,852	Saratoga Large Capitalization Growth Portfolio, Class I(a)	421,044
14,797	Saratoga Large Capitalization Value Portfolio, Class I(a)	418,321
27,841	Saratoga Mid Capitalization Portfolio, Class I(a)	367,786
16,995	Saratoga Small Capitalization Portfolio, Class I(a)	124,401
3,592	Saratoga Technology & Communications Portfolio, Class I(a)	91,483
1,954	Vanguard Total International Stock Index Fund, Admiral Class	88,194
		1,564,229
	FIXED INCOME - 24.6%
54,510	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	582,171
6,722	Vanguard Short-Term Bond Index Fund, Admiral Class	69,706
		651,877

	TOTAL OPEN END FUNDS (Cost $2,214,975)	2,374,893

	SHORT-TERM INVESTMENTS — 10.6%
	MONEY MARKET FUNDS - 10.6%
278,927	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.63% (Cost $278,927)(b)	278,927

	TOTAL INVESTMENTS - 100.3% (Cost $2,493,902)	$2,653,820
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(7,262)
	NET ASSETS - 100.0%	$2,646,558

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2026.

See accompanying notes to financial statements.

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Shares		Fair Value
	OPEN END FUNDS — 91.9%
	ALTERNATIVE - 5.1%
7,290	Eaton Vance Global Macro Absolute Return Fund, Class I	$66,047

	EQUITY - 64.3%
1,203	Saratoga Health & Biotechnology Portfolio, Class I(a)	33,095
7,077	Saratoga Large Capitalization Growth Portfolio, Class I(a)	200,622
7,136	Saratoga Large Capitalization Value Portfolio, Class I(a)	201,722
13,368	Saratoga Mid Capitalization Portfolio, Class I(a)	176,589
13,233	Saratoga Small Capitalization Portfolio, Class I(a)	96,862
2,266	Saratoga Technology & Communications Portfolio, Class I(a)	57,727
1,624	Vanguard Total International Stock Index Fund, Admiral Class	73,312
		839,929
	FIXED INCOME - 22.5%
24,480	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	261,447
3,047	Vanguard Short-Term Bond Index Fund, Admiral Class	31,596
		293,043

	TOTAL OPEN END FUNDS (Cost $1,110,818)	1,199,019

	SHORT-TERM INVESTMENTS — 8.6%
	MONEY MARKET FUNDS - 8.6%
112,678	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.63% (Cost $112,678)(b)	112,678

	TOTAL INVESTMENTS - 100.5% (Cost $1,223,496)	$1,311,697
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(6,369)
	NET ASSETS - 100.0%	$1,305,328

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2026.

See accompanying notes to financial statements.

SARATOGA MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Shares		Fair Value
	OPEN END FUNDS — 90.4%
	ALTERNATIVE - 7.1%
7,328	Eaton Vance Global Macro Absolute Return Fund, Class I	$66,396

	EQUITY - 54.0%
4,805	Saratoga Large Capitalization Growth Portfolio, Class I(a)	136,215
4,791	Saratoga Large Capitalization Value Portfolio, Class I(a)	135,452
9,429	Saratoga Mid Capitalization Portfolio, Class I(a)	124,559
8,467	Saratoga Small Capitalization Portfolio, Class I(a)	61,978
1,051	Vanguard Total International Stock Index Fund, Admiral Class	47,425
		505,629
	FIXED INCOME - 29.3%
23,191	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	247,683
2,629	Vanguard Short-Term Bond Index Fund, Admiral Class	27,264
		274,947

	TOTAL OPEN END FUNDS (Cost $791,884)	846,972

	SHORT-TERM INVESTMENTS — 10.1%
	MONEY MARKET FUNDS - 10.1%
94,338	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.63% (Cost $94,338)(b)	94,338

	TOTAL INVESTMENTS - 100.5% (Cost $886,222)	$941,310
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(4,802)
	NET ASSETS - 100.0%	$936,508

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2026.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
February 28, 2026

	Large Capitalization Value Portfolio	Large Capitalization Growth Portfolio	Mid Capitalization Portfolio	Small Capitalization Portfolio	International Equity Portfolio
Assets:
Investments, at cost (including collateral on loaned securities) (See Note 2)	$15,116,703	$30,161,007	$8,636,899	$6,133,749	$2,746,001
Investments in securities, at value (including collateral on loaned securities) (See Note 2) (a)	$18,158,133	$34,329,882	$11,341,317	$7,276,938	$3,966,941
Receivable for securities sold	-	84,848	183,683	-	-
Receivable for fund shares sold	-	14,978	-	-	-
Interest and dividends receivable	9,083	12,894	11,750	5,573	12,022
Prepaid expenses and other assets	15,746	25,603	14,565	1,244	6,545
Total Assets	18,182,962	34,468,205	11,551,315	7,283,755	3,985,508

Liabilities:
Securities lending collateral (See Note 2)	-	-	-	172,621	-
Due to Custodian	-	-	-	-	703
Payable for securities purchased	49,447	-	147,196	15,863	-
Payable for fund shares redeemed	41,827	116,407	27,672	21,116	8,754
Payable to manager	10,674	18,104	6,576	3,468	4,001
Administration fees payable	27,894	63,194	39,144	26,867	10,122
Custody fees payable	2,148	8,225	-	4,532	-
Compliance officer fees payable	363	3,162	-	994	505
Payable for distribution (12b-1) fees	173	308	488	9	4
Accrued expenses and other liabilities	881	6,626	2,293	8,494	2,704
Total Liabilities	133,407	216,026	223,369	253,964	26,793

Net Assets	$18,049,555	$34,252,179	$11,327,946	$7,029,791	$3,958,715

Net Assets:
Par value of shares of beneficial interest	$6,421	$14,580	$8,937	$9,994	$2,401
Paid in capital	14,419,446	27,792,525	8,365,419	5,758,296	4,569,855
Accumulated earnings/(deficits)	3,623,688	6,445,074	2,953,590	1,261,501	(613,541)
Net Assets	$18,049,555	$34,252,179	$11,327,946	$7,029,791	$3,958,715

Net Asset Value Per Share
Class I
Net Assets	$17,572,569	$30,613,877	$9,790,290	$6,946,160	$3,899,222
Shares of beneficial interest outstanding	621,585	1,080,040	741,351	949,458	236,411
Net asset value, redemption price and offering price per share	$28.27	$28.35	$13.21	$7.32	$16.49

Class A
Net Assets	$409,387	$3,226,762	$1,505,310	$69,516	$48,658
Shares of beneficial interest outstanding	16,317	151,984	146,810	11,573	2,947
Net asset value, redemption price per share	$25.09	$21.23	$10.25	$6.01	$16.51
Offering price per share (maximum sales charge of 5.75%)	$26.62	$22.53	$10.88	$6.38	$17.52

Class C
Net Assets	$67,599	$411,540	$32,346	$14,115	$10,835
Shares of beneficial interest outstanding	4,154	225,976	5,561	38,415	743
Net asset value, offering price per share (b)	$16.27	$1.82	$5.82	$0.37	$14.58

(a) Includes securities loaned of:	$1,295,995	$1,237,036	$954,095	$419,319	$70,824
(b) Redemption price per C share varies based on length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
February 28, 2026

	Health & Biotechnology Portfolio	Technology & Communications Portfolio	Investment Quality Bond Portfolio		U.S. Government Money Market Portfolio	Aggressive Balanced Allocation Portfolio
Assets:
Investments in Affiliates, at cost	$-	$-	$-		$-	$1,048,930
Investments in Unaffiliated securities, at cost (including collateral on loaned securities) (See Note 2)	6,022,081	9,675,935	8,229,606		4,287,581	614,840
Total Investments, at cost	$6,022,081	$9,675,935	$8,229,606		$4,287,581	$1,663,770

Investments in Affiliates, at value	$-	$-	$-		$-	$1,113,148
Investments in Unaffiliated securities, at value (including collateral on loaned securities) (See Note 2)(a)	11,644,778	37,903,856	8,492,440		4,287,581	671,404
Total Investments, at value	$11,644,778	$37,903,856	$8,492,440		$4,287,581	$1,784,552
Cash	-	241	-		-	-
Receivable for fund shares sold	-	50	-		-	1,020
Interest and dividends receivable	9,920	17,493	1,602		11,549	347
Prepaid expenses and other assets	7,066	27,506	6,952		21,240	1,334
Total Assets	11,661,764	37,949,146	8,500,994		4,320,370	1,787,253

Liabilities:
Payable for fund shares redeemed	7,413	29,155	67,993		21,255	-
Payable to manager	10,873	36,226	5,678		1,573	293
Administration fees payable	38,647	93,371	15,014		2,500	6,383
Custody fees payable	1,430	2,910	1,548		404	327
Trustee fees payable	-	-	114		596	-
Compliance officer fees payable	-	1,086	407		666	127
Payable for distribution (12b-1) fees	1,567	5,525	7,992		126	205
Distributions payable	-	-	-		34	-
Accrued expenses and other liabilities	1,061	7,763	1,402		1,133	567
Total Liabilities	60,991	176,036	100,148		28,287	7,902

Net Assets	$11,600,773	$37,773,110	$8,400,846		$4,292,083	$1,779,351

Net Assets:
Par value of shares of beneficial interest	$4,733	$17,485	$8,652		$43,007	$1,440
Paid in capital	5,938,425	6,305,492	8,220,261		4,248,541	1,506,277
Accumulated earnings	5,657,615	31,450,133	171,933		535	271,634
Net Assets	$11,600,773	$37,773,110	$8,400,846		$4,292,083	$1,779,351

Net Asset Value Per Share
Class I
Net Assets	$6,080,378	$22,509,873	$8,244,821		$4,097,561	$1,385,763
Shares of beneficial interest outstanding	221,134	883,676	848,907		4,106,070	111,913
Net asset value, redemption price and offering price per share	$27.50	$25.47	$9.71		$1.00	$12.38

Class A
Net Assets	$5,175,651	$13,913,214	$156,012		$56,586	$170,533
Shares of beneficial interest outstanding	228,883	718,817	16,256		56,620	13,864
Net asset value, redemption price per share	$22.61	$19.36	$9.60		$1.00	$12.30
Offering price per share (maximum sales charge of 5.75%)	$23.99	$20.54	$10.19		$1.06	$13.05

Class C
Net Assets	$344,744	$1,350,023	$13		$137,936	$223,055
Shares of beneficial interest outstanding	23,292	145,995	1		138,025	18,267
Net asset value, offering price per share (b)	$14.80	$9.25	$9.51	(c)	$1.00	$12.15

(a) Includes securities loaned of:	$529,467	$-	$-		$-	$-
(b)	Redemption price per C share varies based on length of time shares are held.
(c)	Does not calculate due to rounding

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
February 28, 2026

	Conservative Balanced Allocation Portfolio	Moderate Balanced Allocation Portfolio	Moderately Aggressive Balanced Allocation Portfolio	Moderately Conservative Balanced Allocation Portfolio
Assets:
Investments in Affiliates, at cost	$1,265,222	$1,374,394	$713,258	$429,278
Investments in Unaffiliated securities, at cost	1,931,916	1,119,508	510,238	456,944
Total Investments, at cost	$3,197,138	$2,493,902	$1,223,496	$886,222

Investments in Affiliates, at value	$1,324,234	$1,476,035	$766,617	$458,204
Investments in Unaffiliated securities, at value	2,001,138	1,177,785	545,080	483,106
Total Investments, at value	$3,325,372	$2,653,820	$1,311,697	$941,310
Receivable for fund shares sold	1,550	1,400	-	-
Interest and dividends receivable	1,310	1,073	303	255
Prepaid expenses and other assets	3,312	3,267	1,426	2,362
Total Assets	3,331,544	2,659,560	1,313,426	943,927

Liabilities:
Payable for fund shares redeemed	-	3,000	-	-
Payable to manager	5	478	781	590
Administration fees payable	8,339	7,945	6,650	6,022
Custody fees payable	406	322	256	272
Compliance officer fees payable	259	200	118	12
Payable for distribution (12b-1) fees	595	703	197	204
Accrued expenses and other liabilities	240	354	96	319
Total Liabilities	9,844	13,002	8,098	7,419

Net Assets	$3,321,700	$2,646,558	$1,305,328	$936,508

Net Assets:
Par value of shares of beneficial interest	$2,918	$2,161	$1,066	$840
Paid in capital	3,011,873	2,306,943	1,114,125	823,288
Accumulated earnings	306,909	337,454	190,137	112,380
Net Assets	$3,321,700	$2,646,558	$1,305,328	$936,508

Net Asset Value Per Share
Class I
Net Assets	$2,541,063	$1,697,640	$968,213	$670,035
Shares of beneficial interest outstanding	222,286	137,504	78,789	59,572
Net asset value, redemption price and offering price per share	$11.43	$12.35	$12.29	$11.25

Class A
Net Assets	$17,150	$38,876	$105,756	$17
Shares of beneficial interest outstanding	1,497	3,165	8,668	2
Net asset value, redemption price per share	$11.46	$12.28	$12.20	$11.25	(b)
Offering price per share (maximum sales charge of 5.75%)	$12.16	$13.03	$12.95	$11.94

Class C
Net Assets	$763,487	$910,042	$231,359	$266,456
Shares of beneficial interest outstanding	68,040	75,390	19,178	24,455
Net asset value, offering price per share (a)	$11.22	$12.07	$12.06	$10.90

(a)	Redemption price per C share varies based on length of time shares are held.
(b)	Does not calculate due to rounding.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended February 28, 2026

	Large Capitalization Value Portfolio	Large Capitalization Growth Portfolio	Mid Capitalization Portfolio	Small Capitalization Portfolio	International Equity Portfolio
Investment Income:
Dividend income	$64,324	$80,008	$3,833	$31,025	$35,373
Interest income	11,794	12,651	60,182	5,021	1,349
Securities lending income - net	956	583	320	276	143
Less: Foreign withholding taxes	(338)	-	-	-	(4,040)
Total Investment Income	76,736	93,242	64,335	36,322	32,825

Operating Expenses:
Management fees	57,223	128,582	39,967	20,587	13,120
Distribution (12b-1) fees
Class A Shares	808	7,124	2,838	137	90
Class C Shares	323	2,699	152	68	49
Administration fees	48,981	137,997	56,131	32,139	24,712
Professional fees	7,443	32,767	12,100	4,761	2,841
Printing and postage expense	6,872	10,714	4,670	4,303	1,669
Custodian fees	2,549	6,208	18,969	4,831	12,258
Trustees’ fees	2,305	4,627	1,264	750	432
Compliance officer fees	2,207	7,846	3,017	1,510	528
Shareholder servicing fees	1,319	6,057	2,269	879	308
Insurance expense	281	562	1,444	643	349
Registration fees	43	2,095	369	147	164
Miscellaneous expenses	5,392	11,220	5,798	4,220	3,573
Total Operating Expenses	135,746	358,498	148,988	74,975	60,093
Less: Expenses waived and/or reimbursed	-	-	(4,320)	-	(7,933)
Net Operating Expenses	135,746	358,498	144,668	74,975	52,160

Net Investment (Loss)	(59,010)	(265,256)	(80,333)	(38,653)	(19,335)

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain from:
Investments and Foreign currency transactions	1,115,131	5,877,845	626,883	223,140	312,306
Net realized gain	1,115,131	5,877,845	626,883	223,140	312,306

Net change in unrealized appreciation/(depreciation) on Investments and Foreign currency translations	234,193	(6,093,326)	712,440	220,170	246,936

Net Realized and Unrealized Gain/(Loss) on Investments	1,349,324	(215,481)	1,339,323	443,310	559,242

Net Increase/(Decrease) in Net Assets Resulting From Operations	$1,290,314	$(480,737)	$1,258,990	$404,657	$539,907

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended February 28, 2026

	Health & Biotechnology Portfolio	Technology & Communications Portfolio	Investment Quality Bond Portfolio	U.S. Government Money Market Portfolio	Aggressive Balanced Allocation Portfolio
Investment Income:
Dividend income	$48,306	$135,201	$160,086	$-	$11,603
Interest income	4,727	6,658	7,949	80,352	2,054
Dividend income from Affiliates	-	-	-	-	33,150
Securities lending income - net	76	99	-	-	-
Total Investment Income	53,109	141,958	168,035	80,352	46,807

Operating Expenses:
Management fees	67,192	259,492	22,574	10,046	7,569
Distribution (12b-1) fees
Class A Shares	9,474	30,813	292	106	207
Class C Shares	2,020	7,852	-	652	1,091
Administration fees	50,969	180,790	40,769	12,197	8,260
Professional fees	12,702	30,529	7,755	2,277	1,452
Shareholder servicing fees	3,869	9,976	177	112	-
Printing and postage expense	3,476	13,453	3,746	1,334	1,037
Custodian fees	1,611	3,737	850	486	294
Insurance expense	1,002	1,840	518	196	33
Trustees’ fees	938	5,865	1,233	-	179
Compliance officer fees	714	1,187	2,745	892	351
Registration fees	167	99	51	241	164
Miscellaneous expenses	6,022	13,805	5,313	2,516	1,484
Total Operating Expenses	160,156	559,438	86,023	31,055	22,121
Less: Expenses waived and/or reimbursed	-	-	(5,257)	-	(12,494)
Net Operating Expenses	160,156	559,438	80,766	31,055	9,627

Net Investment Income/(Loss)	(107,047)	(417,480)	87,269	49,297	37,180

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain from:
Investments and Foreign currency transactions	295,904	4,973,709	46,126	-	25,657
Affiliated Investments	-	-	-	-	26,184
Distribution of realized gains by underlying:
Affiliated Investment Companies	-	-	-	-	98,838
Net realized gain	295,904	4,973,709	46,126	-	150,679

Net change in unrealized appreciation/(depreciation) on:
Affiliated Investments	-	-	-	-	(99,308)
Unaffiliated Investments and Foreign currency transactions	2,035,101	(4,556,556)	94,746	-	3,613
Net change in unrealized appreciation/(depreciation)	2,035,101	(4,556,556)	94,746	-	(95,695)

Net Realized and Unrealized Gain on Investments	2,331,005	417,153	140,872	-	54,984

Net Increase/(Decrease) in Net Assets Resulting From Operations	$2,223,958	$(327)	$228,141	$49,297	$92,164

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended February 28, 2026

	Conservative Balanced Allocation Portfolio	Moderate Balanced Allocation Portfolio	Moderately Aggressive Balanced Allocation Portfolio	Moderately Conservative Balanced Allocation Portfolio
Investment Income:
Dividend income	$38,345	$21,034	$9,895	$8,869
Interest income	7,104	4,223	1,852	1,638
Dividend income from Affiliates	55,558	53,884	25,849	17,852
Total Investment Income	101,007	79,141	37,596	28,359

Operating Expenses:
Management fees	14,740	11,463	5,721	4,093
Distribution (12b-1) fees
Class A Shares	36	39	128	-
Class C Shares	3,735	4,326	1,163	1,293
Administration fees	13,123	11,509	7,598	6,000
Professional fees	3,116	2,543	1,238	773
Printing and postage expense	1,743	1,266	759	474
Registration fees	1,457	695	795	882
Compliance officer fees	695	530	284	189
Custodian fees	434	378	256	207
Trustees’ fees	430	322	110	36
Insurance expense	158	95	51	38
Shareholder servicing fees	30	41	11	-
Miscellaneous expenses	1,846	2,007	1,632	1,743
Total Operating Expenses	41,543	35,214	19,746	15,728
Less: Expenses waived and/or reimbursed	(21,557)	(18,234)	(12,162)	(9,931)
Net Operating Expenses	19,986	16,980	7,584	5,797

Net Investment Income	81,021	62,161	30,012	22,562

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from:
Investments	14,795	24,435	16,573	1,591
Affiliated Investments	40,532	31,105	18,776	12,668
Distribution of realized gains by underlying:
Affiliated Investment Companies	124,814	137,443	70,700	42,634
Net realized gain	180,141	192,983	106,049	56,893

Net change in unrealized appreciation (depreciation) on:
Affiliated Investments	(149,298)	(143,653)	(73,656)	(47,020)
Investments	29,503	5,221	1,888	12,711
Net change in unrealized appreciation/(depreciation)	(119,795)	(138,432)	(71,768)	(34,309)

Net Realized and Unrealized Gain on Investments	60,346	54,551	34,281	22,584

Net Increase in Net Assets Resulting From Operations	$141,367	$116,712	$64,293	$45,146

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Large Capitalization Value Portfolio		Large Capitalization Growth Portfolio		Mid Capitalization Portfolio

	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment loss	$(59,010)	$(157,293)	$(265,256)	$(397,616)	$(80,333)	$(122,808)
Net realized gain on investments	1,115,131	2,392,806	5,877,845	6,828,760	626,883	2,613,052
Net change in unrealized appreciation/(depreciation) on investments	234,193	352,359	(6,093,326)	2,674,506	712,440	(969,442)
Net increase/(decrease) in net assets resulting from operations	1,290,314	2,587,872	(480,737)	9,105,650	1,258,990	1,520,802

Distributions to Shareholders:
Total Distributions Paid:
Class I	(1,940,605)	(2,721,378)	(4,515,350)	(6,549,282)	(1,857,275)	(1,540,586)
Class A	(50,226)	(59,203)	(581,329)	(632,577)	(348,019)	(265,792)
Class C	(12,022)	(13,244)	(375,655)	(479,633)	(11,050)	(19,263)
Total Dividends and Distributions to Shareholders	(2,002,853)	(2,793,825)	(5,472,334)	(7,661,492)	(2,216,344)	(1,825,641)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	1,030,065	736,259	3,368,806	12,308,034	617,003	380,219
Class A	2,493	7,356	86,338	667,617	4,104	21,615
Class C	1,540	6,527	35,454	104,056	-	4,567
Reinvestment of dividends and distributions
Class I	1,862,029	2,665,332	4,279,454	6,288,616	1,780,565	1,493,621
Class A	48,454	57,044	561,431	598,874	342,532	261,984
Class C	12,022	13,244	375,608	479,558	11,050	19,263
Cost of shares redeemed
Class I	(2,818,611)	(4,797,562)	(7,488,214)	(14,750,949)	(1,083,366)	(3,464,693)
Class A	(41,412)	(39,852)	(269,496)	(216,339)	(49,577)	(390,499)
Class C	(2,633)	(22,439)	(241,881)	(444,859)	(693)	(63,153)
Net increase/(decrease) in net assets from share transactions of beneficial interest	93,947	(1,374,091)	707,500	5,034,608	1,621,618	(1,737,076)

Total Increase/(Decrease) in Net Assets	(618,592)	(1,580,044)	(5,245,571)	6,478,766	664,264	(2,041,915)

Net Assets:
Beginning of year/period	18,668,147	20,248,191	39,497,750	33,018,984	10,663,682	12,705,597
End of year/period	$18,049,555	$18,668,147	$34,252,179	$39,497,750	$11,327,946	$10,663,682

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Small Capitalization Portfolio		International Equity Portfolio		Health & Biotechnology Portfolio

	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment loss	$(38,653)	$(79,863)	$(19,335)	$(11,355)	$(107,047)	$(179,914)
Net realized gain on investments and foreign currency transactions	223,140	591,485	312,306	411,095	295,904	371,772
Net change in unrealized appreciation/(depreciation) on investments and foreign currency transactions	220,170	(207,816)	246,936	225,994	2,035,101	(1,582,237)
Net increase/(decrease) in net assets resulting from operations	404,657	303,806	539,907	625,734	2,223,958	(1,390,379)

Distributions to Shareholders:
Total Distributions Paid:
Class I	(497,175)	(722,397)	-	(23,108)	(172,730)	(66,366)
Class A	(6,624)	(8,800)	-	(116)	(173,359)	(60,909)
Class C	(1,597)	(6,906)	-	-	(22,522)	(8,347)
Total Dividends and Distributions to Shareholders	(505,396)	(738,103)	-	(23,224)	(368,611)	(135,622)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	1,011,712	551,171	580,457	338,051	281,389	130,421
Class A	131	9,870	544	177	3,575	148,625
Class C	-	2,566	-	1,734	-	-
Reinvestment of dividends and distributions
Class I	483,078	715,610	-	22,357	161,018	62,607
Class A	6,624	8,800	-	116	159,841	55,694
Class C	1,597	6,906	-	-	21,673	8,070
Cost of shares redeemed
Class I	(679,299)	(1,926,703)	(463,736)	(1,191,260)	(508,238)	(1,444,936)
Class A	(4,991)	(7,203)	(2,833)	(4,392)	(101,869)	(636,384)
Class C	(131)	-	(73)	-	(124,039)	(92,139)
Net increase/(decrease) in net assets from share transactions of beneficial interest	818,721	(638,983)	114,359	(833,217)	(106,650)	(1,768,042)

Total Increase/(Decrease) in Net Assets	717,982	(1,073,280)	654,266	(230,707)	1,748,697	(3,294,043)

Net Assets:
Beginning of year/period	6,311,809	7,385,089	3,304,449	3,535,156	9,852,076	13,146,119
End of year/period	$7,029,791	$6,311,809	$3,958,715	$3,304,449	$11,600,773	$9,852,076

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Technology & Communications Portfolio		Investment Quality Bond Portfolio		U.S. Government Money Market Portfolio

	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income/(loss)	$(417,480)	$(746,937)	$87,269	$222,116	$49,297	$142,399
Net realized gain on investments and foreign currency transactions	4,973,709	5,123,431	46,126	52,726	-	-
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(4,556,556)	2,299,673	94,746	3,902	-	-
Net increase/(decrease) in net assets resulting from operations	(327)	6,676,167	228,141	278,744	49,297	142,399

Distributions to Shareholders:
Total Distributions Paid:
Class I	(2,901,427)	(2,516,269)	(102,258)	(205,221)	(47,893)	(137,996)
Class A	(2,251,999)	(1,949,153)	(1,777)	(2,371)	(519)	(1,934)
Class C	(420,795)	(425,218)	(3)	(2)	(888)	(2,567)
Total Dividends and Distributions to Shareholders	(5,574,221)	(4,890,640)	(104,038)	(207,594)	(49,300)	(142,497)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	1,112,717	523,692	1,390,012	622,848	1,105,621	4,566,742
Class A	75,769	206,586	26,525	530	7,554	25,450
Class C	13,700	10,550	-	-	11,910	52,946
Reinvestment of dividends and distributions
Class I	2,702,170	2,361,109	99,971	202,016	45,887	134,375
Class A	2,146,856	1,832,926	1,777	2,371	520	1,888
Class C	406,978	408,046	3	2	888	2,560
Cost of shares redeemed
Class I	(3,224,031)	(3,692,763)	(1,745,251)	(3,733,309)	(1,640,833)	(4,385,940)
Class A	(2,225,982)	(1,906,901)	(8,466)	(20,139)	(3,101)	(53,157)
Class C	(348,004)	(660,844)	(283)	-	(5,110)	(115,338)
Net increase/(decrease) in net assets from share transactions of beneficial interest	660,173	(917,599)	(235,712)	(2,925,681)	(476,664)	229,526

Total Increase/(Decrease) in Net Assets	(4,914,375)	867,928	(111,609)	(2,854,531)	(476,667)	229,428

Net Assets:
Beginning of year/period	42,687,485	41,819,557	8,512,455	11,366,986	4,768,750	4,539,322
End of year/period	$37,773,110	$42,687,485	$8,400,846	$8,512,455	$4,292,083	$4,768,750

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Aggressive Balanced Allocation Portfolio		Conservative Balanced Allocation Portfolio		Moderate Balanced Allocation Portfolio

	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$37,180	$21,591	$81,021	$71,254	$62,161	$37,400
Net realized gain on investments	51,841	605	55,327	11,578	55,540	3,627
Distribution of realized gains by underlying investment companies	98,838	109,974	124,814	160,977	137,443	161,534
Net change in unrealized appreciation (depreciation) on investments	(95,695)	39,008	(119,795)	42,489	(138,432)	41,494
Net increase in net assets resulting from operations	92,164	171,178	141,367	286,298	116,712	244,055

Distributions to Shareholders:
Total Distributions Paid:
Class I	(116,740)	(33,118)	(213,055)	(80,900)	(153,434)	(53,263)
Class A	(14,676)	(4,170)	(1,421)	(1,230)	(3,238)	(781)
Class C	(17,633)	(4,362)	(58,388)	(17,632)	(73,791)	(21,213)
Total Dividends and Distributions to Shareholders	(149,049)	(41,650)	(272,864)	(99,762)	(230,463)	(75,257)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	62,952	71,901	23,571	93,873	15,600	38,442
Class A	-	-	-	-	11,310	1,131
Class C	5,413	5,424	6,123	15,872	33,590	137,592
Reinvestment of dividends and distributions
Class I	116,740	33,118	213,055	80,900	153,434	53,263
Class A	14,675	4,170	1,421	1,230	3,238	780
Class C	17,633	4,362	58,388	17,632	73,791	21,214
Cost of shares redeemed
Class I	(7,015)	(12,809)	(103,021)	(154,796)	(14,015)	(41,398)
Class A	-	-	(24,303)	(1,425)	(15)	-
Class C	(20,108)	(765)	(26,380)	(5,401)	(6,437)	(16,295)
Net increase in net assets from share transactions of beneficial interest	190,290	105,401	148,854	47,885	270,496	194,729

Total Increase in Net Assets	133,405	234,929	17,357	234,421	156,745	363,527

Net Assets:
Beginning of year/period	1,645,946	1,411,017	3,304,343	3,069,922	2,489,813	2,126,286
End of year/period	$1,779,351	$1,645,946	$3,321,700	$3,304,343	$2,646,558	$2,489,813

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Moderately Aggressive Balanced Allocation Portfolio		Moderately Conservative Balanced Allocation Portfolio

	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$30,012	$18,732	$22,562	$16,356
Net realized gain on investments	35,349	854	14,259	6,741
Distribution of realized gains by underlying affiliated investment companies	70,700	82,013	42,634	60,492
Net change in unrealized appreciation/(depreciation) on investments	(71,768)	24,402	(34,309)	8,374
Net increase in net assets resulting from operations	64,293	126,001	45,146	91,963

Distributions to Shareholders:
Total Distributions Paid:
Class I	(88,124)	(28,787)	(65,699)	(24,925)
Class A	(9,465)	(2,957)	-	(1)
Class C	(19,298)	(5,766)	(24,713)	(6,811)
Total Dividends and Distributions to Shareholders	(116,887)	(37,510)	(90,412)	(31,737)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	19,064	14,000	-	4,397
Class A	869	1,737	-	-
Class C	7,625	8,864	-	11,200
Reinvestment of dividends and distributions
Class I	88,123	28,787	65,698	24,925
Class A	9,465	2,957	2	1
Class C	19,298	5,766	24,713	6,810
Cost of shares redeemed
Class I	(14,961)	(181)	(10,000)	(69,744)
Class A	(15)	(15)	-	-
Class C	(40,099)	-	-	-
Net increase/(decrease) in net assets from share transactions of beneficial interest	89,369	61,915	80,413	(22,411)

Total Increase in Net Assets	36,775	150,406	35,147	37,815

Net Assets:
Beginning of year/period	1,268,553	1,118,147	901,361	863,546
End of year/period	$1,305,328	$1,268,553	$936,508	$901,361

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2026 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Saratoga Advantage Trust (the “Trust”) was organized on April 8, 1994, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced investment operations on September 2, 1994. The Trust currently consists of fourteen series. These financial statements include the following fourteen series: the Large Capitalization Value Portfolio; the Large Capitalization Growth Portfolio; the Mid Capitalization Portfolio; the Small Capitalization Portfolio; the International Equity Portfolio; the Health & Biotechnology Portfolio; the Technology & Communications Portfolio; the Investment Quality Bond Portfolio; the U.S. Government Money Market Portfolio, Aggressive Balanced Allocation Portfolio, Conservative Balanced Allocation Portfolio, Moderate Balanced Allocation Portfolio, Moderately Aggressive Balanced Allocation Portfolio, and Moderately Conservative Balanced Allocation Portfolio, (collectively, the “Portfolios”). Saratoga Capital Management, LLC (the “Manager”) serves as the Trust’s Manager.

The following serve as advisers (the “Advisers”) to their respective Portfolio(s): M.D. Sass, LLC, serves as Adviser to Large Capitalization Value; Smith Group Asset Management serves as Adviser to Large Capitalization Growth and International Equity; Vaughan Nelson Investment Management, L.P. serves as Adviser to Mid Capitalization; Zacks Investment Management, Inc. serves as Adviser to Small Capitalization; Oak Associates, Ltd. serves as Adviser to Health & Biotechnology and Technology & Communications; Saratoga Capital Management, LLC serves as Adviser to U.S. Government Money Market, Investment Quality Bond, Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation. Ultimus Fund Solutions, LLC (the “Administrator”), serves the Trust as administrator, custody administrator, transfer agent and fund accounting agent. Northern Lights Distributors, LLC (“NLD” or the “Distributor”) is the Trust’s Distributor.

The Large Capitalization Value Portfolio, the Large Capitalization Growth Portfolio, the Mid Capitalization Portfolio, the Small Capitalization Portfolio, the International Equity Portfolio, the Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Investment Quality Bond Portfolio, the U.S. Government Money Market Portfolio, Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderately Conservative Balanced Allocation, Moderate Balanced Allocation, and Moderately Aggressive Balanced Allocation are diversified portfolios.

Investment Quality Bond, U.S. Government Money Market, Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation are “fund of funds”, in that the Portfolios will generally invest in other investment companies.

Portfolio	Primary Objective
Large Capitalization Value	Total return consisting of capital appreciation and dividend income
Large Capitalization Growth	Capital appreciation
Mid Capitalization	Long-term capital appreciation
Small Capitalization	Maximum capital appreciation
International Equity	Long-term capital appreciation
Health & Biotechnology	Long-term capital growth
Technology & Communications	Long-term capital growth
Investment Quality Bond	Current income and reasonable stability of principal
U.S. Government Money Market	Maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital
Aggressive Balanced Allocation	Total return consisting of capital appreciation and income
Conservative Balanced Allocation	Total return consisting of capital appreciation and income
Moderate Balanced Allocation	Total return consisting of capital appreciation and income
Moderately Aggressive Balanced Allocation	Total return consisting of capital appreciation and income
Moderately Conservative Balanced Allocation	Total return consisting of capital appreciation and income

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2026 (Unaudited)(Continued)

Currently, all Portfolios offer Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Portfolio, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies followed by the Portfolios in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

(a) Valuation of Investments

Operating Segments - The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board appointed Saratoga Capital Management, LLC as the valuation designee. The Valuation designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The International Equity Portfolio uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2026 (Unaudited)(Continued)

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2026 for each Portfolio’s assets and liabilities measured at fair value:

Large Capitalization Value

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$16,865,913	$-	$-	$16,865,913
Short-Term Investment	1,292,220	-	-	1,292,220
Total	$18,158,133	$-	$-	$18,158,133

Large Capitalization Growth

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$34,211,823	$-	$-	$34,211,823
Short-Term Investment	118,059	-	-	118,059
Total	$34,329,882	$-	$-	$34,329,882

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2026 (Unaudited)(Continued)

Mid Capitalization

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$10,960,872	$-	$-	$10,960,872
Short-Term Investment	380,445	-	-	380,445
Total	$11,341,317	$-	$-	$11,341,317

Small Capitalization

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$6,833,148	$-	$-	$6,833,148
Collateral for Securities Loaned	-	172,621	-	172,621
Short-Term Investment	271,169	-	-	271,169
Total	$7,104,317	$172,621	$-	$7,276,938

International Equity

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$-	$95,013	$-	$95,013
Canada	$258,307	$-	$-	$258,307
Cayman Islands	-	145,069	-	145,069
France	-	358,841	-	358,841
Germany	-	318,442	-	318,442
Hong Kong	-	70,824	-	70,824
Italy	-	287,654	-	287,654
Japan	-	572,458	-	572,458
Korea (Republic of)	-	328,230	-	328,230
Luxembourg	-	68,249	-	68,249
Malaysia	-	76,444	-	76,444
Netherlands	-	3,484	-	3,484
Singapore	-	114,418	-	114,418
Spain	-	213,961	-	213,961
Sweden	-	96,161	-	96,161
Switzerland	-	94,168	-	94,168
Taiwan Province of China	325,744	-	-	325,744
Thailand	-	73,933	-	73,933
United Kingdom	180,993	187,098	-	368,091
Exchange Traded Fund
India	58,281	-	-	58,281
Short-Term Investment	39,169	-	-	39,169
Total	$862,494	$3,104,447	$-	$3,966,941

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2026 (Unaudited)(Continued)

Health & Biotechnology

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$11,351,117	$-	$-	$11,351,117
Short-Term Investment	293,661	-	-	293,661
Total	$11,644,778	$-	$-	$11,644,778

Technology & Communication

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$37,715,976	$-	$-	$37,715,976
Short-Term Investment	187,880	-	-	187,880
Total	$37,903,856	$-	$-	$37,903,856

Investment Quality Bond

Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$8,103,492	$-	$-	$8,103,492
Short-Term Investment	388,948	-	-	388,948
Total	$8,492,440	$-	$-	$8,492,440

U.S. Government Money Market

Assets*	Level 1	Level 2	Level 3	Total
Short-Term Investments	$4,287,581	$-	$-	$4,287,581
Total	$4,287,581	$-	$-	$4,287,581

Aggressive Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$1,657,675	$-	$-	$1,657,675
Short-Term Investment	126,877	-	-	126,877
Total	$1,784,552	$-	$-	$1,784,552

Conservative Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$2,859,971	$-	$-	$2,859,971
Short-Term Investment	465,401	-	-	465,401
Total	$3,325,372	$-	$-	$3,325,372

Moderate Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$2,374,893	$-	$-	$2,374,893
Short-Term Investment	278,927	-	-	278,927
Total	$2,653,820	$-	$-	$2,653,820

Moderately Aggressive Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$1,199,019	$-	$-	$1,199,019
Short-Term Investment	112,678	-	-	112,678
Total	$1,311,697	$-	$-	$1,311,697

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2026 (Unaudited)(Continued)

Moderately Conservative Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$846,972	$-	$-	$846,972
Short-Term Investment	94,338	-	-	94,338
Total	$941,310	$-	$-	$941,310

The Funds did not hold any Level 3 securities during the period.

(b) Federal Income Tax

It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Capital loss carry forwards, as of each Portfolio’s most recent tax year-ended August 31, 2025, available to offset future capital gains, and utilized capital gains, if any, are as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	CLCF Utilized	Total
Large Capitalization Value	$-	$-	$-	$-
Large Capitalization Growth	-	-	-	-
Mid Capitalization	-	-	-	-
Small Capitalization	-	-	-	-
International Equity	2,125,064	-	386,587	2,125,064
Health & Biotechnology	-	-	-	-
Technology & Communications	-	-	-	-
Investment Quality Bond	-	154,468	43,304	154,468
U.S. Government Money Market	-	-	-	-
Aggressive Balanced Allocation	-	-	-	-
Conservative Balanced Allocation	-	-	-	-
Moderate Balanced Allocation	-	-	-	-
Moderately Aggressive Balanced Allocation	-	-	-	-
Moderately Conservative Balanced Allocation	-	-	-	-

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on its 2022-2024 returns and expected to be taken in the Portfolios’ 2025 returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios identify its major tax jurisdictions as U.S. Federal, Arizona and foreign jurisdictions where the Portfolios make significant investments. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended February 28, 2026, the Portfolios did not incur any interest or penalties.

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2026 (Unaudited)(Continued)

(d) Dividends and Distributions

The following table summarizes each Portfolio’s intended dividend and capital gain declaration policy:

Portfolio	Income Dividends	Capital Gains
Large Capitalization Value	Annually	Annually
Large Capitalization Growth	Annually	Annually
Mid Capitalization	Annually	Annually
Small Capitalization	Annually	Annually
International Equity	Annually	Annually
Health & Biotechnology	Annually	Annually
Technology & Communication	Annually	Annually
Investment Quality Bond	Monthly	Annually
U.S. Government Money Market	Daily - paid monthly	Annually
Aggressive Balanced Allocation	Annually	Annually
Conservative Balanced Allocation	Annually	Annually
Moderate Balanced Allocation	Annually	Annually
Moderately Aggressive Balanced Allocation	Annually	Annually
Moderately Conservative Balanced Allocation	Annually	Annually

Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Portfolio.

(e) Allocation of Expenses

Expenses specifically attributable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios of the Trust or another reasonable basis. Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(f) Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Trust’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Trust may be delayed or limited.

(g) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(h) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2026 (Unaudited)(Continued)

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Market Risk. The value of the Portfolio’s securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. The Portfolio is subject to investment and operational risks associated with social, financial, economic and other global market developments (such as recessions, inflation, rapid interest rate changes, war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) and disruptions, which can negatively impact issuers, industries, governments and other systems, including the securities markets and cause the Portfolio to lose value. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects and may negatively impact broad segments of businesses and populations. These events may have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

2.	SECURITIES LENDING

Under an agreement with the BNY Mellon Corp. (“BNY Mellon”), the Portfolios can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Portfolios’ security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers, is remitted to BNY Mellon as lending agent, and the remainder is paid to the Portfolios. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios have the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Portfolios could experience delays or losses on recovery. Additionally, the Portfolios are subject to the risk of loss from investments made with the cash received as collateral. The Portfolios manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At February 28, 2026, the following portfolio loaned securities and received U.S. Government securities and cash collateral for the loan. This cash was invested in short term investments as shown in the Schedule of Investments. The aggregate market value of the collateral shown below includes non-cash U.S Treasury securities and is calculated based on prior day’s prices.

Portfolio	Market Value of Loaned Securities	Market Value of Collateral	Value of Non-cash Collateral
Large Capitalization Value	$1,295,995	$1,313,064	$1,313,064
Large Capitalization Growth	$1,237,036	$1,315,105	$1,315,105
Mid Capitalization	$954,095	$1,057,412	$1,057,412
Small Capitalization	$419,319	$431,317	$258,696
International Equity	$70,824	$42,144	$42,144
Health & Biotechnology	$529,467	$524,860	$542,860

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2026 (Unaudited)(Continued)

At February 28, 2026, the percentage of total investment income the Portfolios received from the investment of cash collateral retained by the lending agent, BNY Mellon, was as follows:

Portfolio	Percentage of Total Investment Income
Large Capitalization Value	1.25%
Large Capitalization Growth	0.63%
Mid Capitalization	0.50%
Small Capitalization	0.76%
International Equity	0.44%
Health & Biotechnology	0.14%
Technology & Communications	0.07%

The following table presents the Portfolios’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of February 28, 2026.

		Gross Amounts not offset in the Statements of Assets and Liabilities
	Gross Amounts Recognized in Statements of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Assets
Small Capitalization
Description of Liability
Securities Loaned	$172,621	$172,621	$-	$-

3.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) The management fees are payable to the Manager monthly by each Portfolio and are computed daily at the following annual rates of each Portfolio’s average daily net assets: 1.25% for Health & Biotechnology and Technology & Communications; 0.75% for Mid Capitalization and International Equity; 0.65% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; 0.55% for Investment Quality Bond; 0.475% for U.S. Government Money Market; 0.90% for Conservative Balanced Allocation, Moderately Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation, and Aggressive Balanced Allocation. The manager pays the fees charged by the Portfolios’ sub-advisers. The Portfolios do not pay the sub-advisers directly.

For the six months ended February 28, 2026, the Manager waived $4,320 for Mid Capitalization, $7,933 for International Equity, $5,257 for Investment Quality Bond, $12,494 for Aggressive Balanced Allocation, $21,557 for Conservative Balanced Allocation, $18,234 for Moderate Balanced Allocation, $12,162 for Moderately Aggressive Balanced Allocation, and $9,931 for Moderately Conservative Balanced Allocation. The U.S Government Money Market Fund is subject to additional voluntary waivers by the Manager to ensure the portfolio maintains a NAV of $1.00.

(b) Ultimus Fund Solutions, LLC (“UFS”), an affiliate of Northern Lights Distributors, LLC (the “Distributor”) provides administrative, fund accounting and transfer agency services to the Portfolios pursuant to agreements with the Trust, for which it receives from each Portfolio: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Pursuant to the terms of the Trust’s Custody Administration Agreement with UFS (the “Custody Administration Agreement”), the Trust pays an asset-based fee in decreasing amounts as Trust assets reach certain breakpoints. The Trust also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Portfolios.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2026 (Unaudited)(Continued)

Certain employees of UFS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

(c) The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities, including the Manager, a fee, which is accrued daily and paid monthly, at the annual rate of 0.40% of the average daily net assets of Class A shares (0.25% of the average daily net assets of Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation Class A shares) and 1.00% of the average daily net assets of the Portfolios’ Class C shares. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee and it may be paid directly to the Manager, or other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The aggregate of such service fee payments will not exceed 0.25% of average daily net assets.

Class A shares are offered at net asset value plus a maximum sales load of 5.75%. Class C shares are offered subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00%. Class I shares are offered at net asset value.

For the six months ended February 28, 2026, the Distributor received sales charges on sales of the Portfolios’ Class A shares. In addition, CDSCs were paid to the Manager for Class C shares. The Distributor and the Manager have advised the Portfolios that the approximate amounts are as follows:

Portfolio	Distributor Sales Charges Class A	CDSC’s Class C
Large Capitalization Value	$-	$16
Large Capitalization Growth	2,728	355
Mid Capitalization	168	-
Small Capitalization	-	-
International Equity	-	-
Health & Biotechnology	-	-
Technology & Communications	330	137
Investment Quality Bond	-	-
U.S Government Money Market	-	119
Aggressive Balanced Allocation	-	54
Conservative Balanced Allocation	-	61
Moderate Balanced Allocation	35	336
Moderately Aggressive Balanced Allocation	32	1
Moderately Conservative Balanced Allocation	-	-

(d) The Trust and the Manager have entered into Excess Expense Agreements (the “Expense Agreements”). In connection with the Expense Agreements, the Manager is currently voluntarily waiving, all or a portion of its management fees and/or assuming certain other operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) of certain Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an “Expense Cap”). The annual expense caps in effect at February 28, 2026 for each portfolio were: 3.00%, 3.60% and 2.60% for Class A, C and I shares, respectively, of Large Capitalization Value and Large Capitalization Growth; 3.40%, 4.00% and 3.00%, of Mid Capitalization, Small Capitalization, and International Equity for Class A, C, and I shares, respectively; 2.80%, 3.40% and 2.40%, for Class A, C and I shares, respectively, of Investment Quality Bond; 2.15%, 2.75% and 1.75% for Class A, C and I shares, respectively, of U.S. Government Money Market; 3.40%, 4.00% and 3.00% for Class A, C and I shares, respectively, of Health & Biotechnology and Technology & Communications. For the Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation the Manager is waiving all or a portion of its management fees and/or assuming certain operating expenses (excluding front end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) the expense caps are 1.24%, 0.99% and 1.99% for Classes A, I and C shares respectively. Under the terms of the Expense Agreements, the Manager is permitted to seek reimbursement from the Portfolios, subject to limitations, for fees they waived and Portfolio expenses they paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2026 (Unaudited)(Continued)

The Expense Agreement with the Manager may be terminated by either party, without penalty, upon receipt of 60 days prior notice, except for the Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation which shall continue through December 31, 2026.

In addition, the U.S. Government Money Market Portfolio’s distributor has agreed to waive Distribution Fees and/or Service (12b-1) Fees for the Portfolio’s Class A and C shares through December 31, 2026. The Agreement may only be terminated during its term by or with the consent of the Trust’s Board of Trustees.

The following table shows the available waived expenses and expiration date for each Portfolio subject to potential recovery.

Portfolio	8/31/2026	8/31/2027	8/31/2028
International Equity	$-	$-	$16,960
Aggressive Balanced Allocation	16,046	20,749	25,837
Conservative Balanced Allocation	28,817	32,927	40,556
Moderate Balanced Allocation	21,341	25,431	33,813
Moderately Aggressive Balanced Allocation	14,601	18,014	24,159
Moderately Conservative Balanced Allocation	11,198	14,298	20,243

(e) The following Portfolios in the Trust had portfolio trades executed with a certain broker pursuant to a commission recapture agreement. For the six months ended February 28, 2026, the amount received by the participating Portfolio under this arrangement was as follows: Large Capitalization Value, $432. This amount is included with the realized gain/loss for each Portfolio in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2026 (Unaudited)(Continued)

(f) Affiliated Investments — Companies which are affiliates of the Portfolios at February 28, 2026, are noted in the Portfolio’s Schedule of Investments. A summary of the investments in the affiliated investments are detailed below:

Affiliated Holding	Value at 8/31/2025	Purchases	Sale Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 2/28/2026	Shares at 2/28/2026	Income	Long Term Capital Gain Distribution
Aggressive Balanced Allocation
Saratoga Energy & Basic Materials Portfolio, CL I	$41,377	$-	$40,787	$3,869	$(4,459)	$-	$-	$-	$-
Saratoga Health & Biotechnology Portfolio, CL I	51,193	5,721	-	-	10,214	67,128	2,441	-	1,790
Saratoga Large Capitalization Growth Portfolio, CL I	318,915	42,341	59,249	17,508	(55,123)	264,392	9,326	8,278	26,063
Saratoga Large Capitalization Value Portfolio, CL I	271,098	34,513	32,794	4,807	(13,662)	263,962	9,337	7,916	19,472
Saratoga Mid Capitalization Portfolio, CL I	178,671	72,430	-	-	(17,470)	233,631	17,686	16,956	25,088
Saratoga Small Capitalization Value Portfolio, CL I	138,917	36,758	-	-	(2,685)	172,990	23,633	-	13,055
Saratoga Technology & Communications Portfolio, CL I	64,048	63,119	-	-	(16,123)	111,044	4,360	-	13,370
Total	1,064,219			26,184	(99,308)	1,113,147		33,150	98,838

Conservative Balanced Allocation
Saratoga Large Capitalization Growth Portfolio, CL I	$534,169	$58,408	$92,393	$31,396	$(94,565)	$437,015	$15,415	$14,079	$44,330
Saratoga Large Capitalization Value Portfolio, CL I	436,989	45,745	38,784	5,644	(20,754)	428,840	15,169	13,222	32,523
Saratoga Mid Capitalization Portfolio, CL I	291,071	130,048	12,840	2,894	(32,190)	378,983	28,689	28,257	41,809
Saratoga Small Capitalization Value Portfolio, CL I	62,325	21,062	2,800	598	(1,789)	79,396	10,846	-	6,152
	1,324,554			40,532	(149,298)	1,324,234		55,558	124,814

Moderate Balanced Allocation
Saratoga Energy & Basic Materials Portfolio, CL I	$34,252	$-	$33,763	$6,037	$(6,526)	$-	$-	$-	$-
Saratoga Health & Biotechnology Portfolio, CL I	42,388	2,215	-	-	8,397	53,000	1,927	-	1,456
Saratoga Large Capitalization Growth Portfolio, CL I	492,064	56,274	65,112	19,527	(81,709)	421,044	14,852	13,564	42,710
Saratoga Large Capitalization Value Portfolio, CL I	426,191	44,623	37,800	5,541	(20,234)	418,321	14,797	12,898	31,725
Saratoga Mid Capitalization Portfolio, CL I	290,033	106,141	-	-	(28,388)	367,786	27,841	27,422	40,574
Saratoga Small Capitalization Value Portfolio, CL I	96,760	29,548	-	-	(1,907)	124,401	16,995	-	9,639
Saratoga Technology & Communications Portfolio, CL I	59,743	45,026	-	-	(13,286)	91,483	3,592	-	11,339
Total	1,441,431			31,105	(143,653)	1,476,035		53,884	137,443

Moderately Aggressive Balanced Allocation
Saratoga Energy & Basic Materials Portfolio, CL I	$26,617	$-	$26,237	$7,461	$(7,841)	$-	$-	$-	$-
Saratoga Health & Biotechnology Portfolio, CL I	28,612	909	2,082	(20)	5,676	33,095	1,203	-	909
Saratoga Large Capitalization Growth Portfolio, CL I	234,066	26,814	30,609	8,738	(38,387)	200,622	7,077	6,463	20,351
Saratoga Large Capitalization Value Portfolio, CL I	205,010	21,518	17,717	2,597	(9,686)	201,722	7,136	6,220	15,299
Saratoga Mid Capitalization Portfolio, CL I	148,866	41,197	-	-	(13,474)	176,589	13,368	13,166	19,481
Saratoga Small Capitalization Value Portfolio, CL I	77,115	21,241	-	-	(1,494)	96,862	13,233	-	7,505
Saratoga Technology & Communications Portfolio, CL I	36,079	30,098	-	-	(8,450)	57,727	2,266	-	7,155
Total	756,365			18,776	(73,656)	766,617		25,849	70,700

Moderately Conservative Balanced Allocation
Saratoga Large Capitalization Growth Portfolio, CL I	$176,628	$18,206	$39,342	$8,967	$(28,243)	$136,216	$4,805	$4,388	$13,817
Saratoga Large Capitalization Value Portfolio, CL I	148,508	14,449	22,794	3,312	(8,023)	135,452	4,791	4,177	10,273
Saratoga Mid Capitalization Portfolio, CL I	110,259	24,884	1,160	251	(9,674)	124,560	9,429	9,287	13,741
Saratoga Small Capitalization Value Portfolio, CL I	49,460	14,115	655	138	(1,080)	61,978	8,467	-	4,803
Total	484,855			12,668	(47,020)	458,206		17,852	42,634

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2026 (Unaudited)(Continued)

4.	INVESTMENT TRANSACTIONS

(a) For the six months ended February 28, 2026, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Portfolios were as follows:

Portfolio	Purchases	Sales
Large Capitalization Value	$7,062,472	$9,845,212
Large Capitalization Growth	14,062,959	18,236,180
Mid Capitalization	5,565,479	6,424,215
Small Capitalization	3,930,143	3,647,379
International Equity	1,457,968	1,350,054
Health & Biotechnology	555,149	993,181
Technology & Communications	443,855	5,840,491
Investment Quality Bond	992,732	1,296,314
Aggressive Balanced Allocation	432,082	293,849
Conservative Balanced Allocation	425,302	540,036
Moderate Balanced Allocation	411,225	276,113
Moderately Aggressive Balanced Allocation	218,911	172,902
Moderately Conservative Balanced Allocation	131,803	94,737

(b) Certain Portfolios may enter into foreign currency exchange contracts. Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

(c) Other Investment Companies or Exchange Traded Funds – Certain Portfolios may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Portfolio invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Portfolio invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

The derivative instruments outstanding, as of February 28, 2026, as disclosed in the Portfolio of Investments and Statement of Assets and Liabilities, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund. The derivatives are not accounted for as hedging instruments under GAAP.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2026 (Unaudited)(Continued)

The effect of derivative instruments on the Statements of Operations for the six months ended February 28, 2026, were as follows:

Fund	Derivative	Location of loss on derivatives	Risk Type	Realized and unrealized loss on derivatives
International Equity
	Forward Exchange Contracts	Net realized loss from investments and foreign currency transactions	Foreign Exchange	$(3,686)

			Total	$(3,686)

5.	AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

Each Portfolio has unlimited shares of beneficial interest authorized at $0.01 par value per share. For the periods indicated, transactions were as follows:

	Class I Shares		Class A Shares		Class C Shares
	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Large Capitalization Value
Issued	36,315	26,394	102	270	86	428
Redeemed	(98,491)	(176,607)	(1,592)	(1,540)	(166)	(1,246)
Reinvested from Dividends	70,451	99,453	2,064	2,353	788	783
Net Increase (Decrease) in Shares	8,275	(50,760)	574	1,083	708	(35)
Large Capitalization Growth
Issued	102,910	404,650	3,326	28,257	17,893	14,573
Redeemed	(234,181)	(490,886)	(11,239)	(8,562)	(82,670)	(76,218)
Reinvested from Dividends	135,769	212,741	23,759	25,880	185,028	90,826
Net Increase (Decrease) in Shares	4,498	126,505	15,846	45,575	120,251	29,181
Mid Capitalization
Issued	45,081	25,164	390	1,722	-	692
Redeemed	(77,635)	(247,642)	(4,739)	(33,539)	(121)	(8,523)
Reinvested from Dividends	147,520	103,008	36,517	21,887	2,073	2,375
Net Decrease in Shares	114,966	(119,470)	32,168	(9,930)	1,952	(5,456)
Small Capitalization
Issued	137,557	77,372	21	1,487	-	8,275
Redeemed	(90,978)	(277,166)	(815)	(1,257)	(355)	-
Reinvested from Dividends	69,508	94,657	1,161	1,386	4,565	17,265
Net Increase (Decrease) in Shares	116,087	(105,137)	367	1,616	4,210	25,540
International Equity
Issued	39,640	27,132	37	15	-	160
Redeemed	(31,054)	(95,491)	(192)	(345)	(5)	-
Reinvested from Dividends	-	1,921	-	10	-	-
Net Increase (Decrease) in Shares	8,586	(66,438)	(155)	(320)	(5)	160
Health & Biotechnology
Issued	10,890	5,473	168	7,715	-	-
Redeemed	(20,068)	(61,097)	(4,873)	(32,384)	(8,692)	(6,733)
Reinvested from Dividends	6,443	2,633	7,771	2,816	1,608	607
Net Increase (Decrease) in Shares	(2,735)	(52,991)	3,066	(21,853)	(7,084)	(6,126)
Technology & Communications
Issued	38,215	18,839	3,367	9,506	1,105	890
Redeemed	(110,159)	(140,248)	(93,962)	(88,199)	(29,972)	(56,475)
Reinvested from Dividends	98,332	87,708	102,720	86,053	40,697	34,347
Net Increase (Decrease) in Shares	26,388	(33,701)	12,125	7,360	11,830	(21,238)
Investment Quality Bond
Issued	144,317	66,571	2,767	56	-	-
Redeemed	(180,582)	(398,371)	(895)	(2,169)	(30)	-
Reinvested from Dividends	10,446	21,462	188	255	-	- **
Net Decrease in Shares	(25,819)	(310,338)	2,060	(1,858)	(30)	- **

**	Amount represents less than 0.5 shares.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2026 (Unaudited)(Continued)

	Class I Shares		Class A Shares		Class C Shares
	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025
U.S. Government Money Market
Issued	1,105,621	4,563,742	7,554	25,450	11,910	52,946
Redeemed	(1,640,833)	(4,385,940)	(3,101)	(53,157)	(5,110)	(115,338)
Reinvested from Dividends	45,887	134,375	520	1,888	888	2,560
Net Increase (Decrease) in Shares	(489,325)	312,177	4,973	(25,819)	7,688	(59,832)
Aggressive Balanced Allocation
Issued	5,101	6,338	-	-	442	462
Redeemed	(556)	(1,060)	-	-	(1,578)	(61)
Reinvested from Dividends	9,577	2,728	1,211	345	1,463	363
Net Increase in Shares	14,122	8,006	1,211	345	327	764
Conservative Balanced Allocation
Issued	2,021	8,150	-	-	544	1,458
Redeemed	(8,464)	(13,472)	(1,988)	(128)	(2,245)	(485)
Reinvested from Dividends	18,871	7,166	126	108	5,260	1,584
Net Increase (Decrease) in Shares	12,428	1,844	(1,862)	(20)	3,559	2,557
Moderate Balanced Allocation
Issued	1,225	3,178	867	93	2,766	11,492
Redeemed	(1,106)	(3,367)	(1)	-	(512)	(1,364)
Reinvested from Dividends	12,566	4,359	266	64	6,170	1,768
Net Increase in Shares	12,685	4,170	1,132	157	8,424	11,896
Moderately Aggressive Balanced Allocation
Issued	1,563	1,201	69	145	608	761
Redeemed	(1,240)	(14)	(1)	(1)	(3,179)	-
Reinvested from Dividends	7,271	2,373	786	245	1,618	483
Net Increase (Decrease) in Shares	7,594	3,560	854	389	(953)	1,244
Moderately Conservative Balanced Allocation
Issued	-	406	-	-	-	1,121
Redeemed	(828)	(6,271)	-	-	-	-
Reinvested from Dividends	5,940	2,225	1	- **	2,301	624
Net Increase (Decrease) in Shares	5,112	(3,640)	1	- **	2,301	1,745

**	Amount represents less than 0.5 shares.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2026 (Unaudited)(Continued)

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation as of February 28, 2026, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Large Capitalization Value	$15,186,504	$3,285,353	$(313,724)	$2,971,629
Large Capitalization Growth	30,179,408	6,711,066	(2,560,592)	4,150,474
Mid Capitalization	8,725,506	2,730,487	(114,676)	2,615,811
Small Capitalization	6,142,234	1,443,970	(309,266)	1,134,704
International Equity	2,748,845	1,287,544	(69,448)	1,218,096
Health & Biotechnology	6,056,804	5,693,377	(105,403)	5,587,974
Technology & Communications	9,685,270	28,687,333	(468,747)	28,218,586
Investment Quality Bond	8,232,746	259,694	-	259,694
U.S. Government Money Market	4,287,581	-	-	-
Aggressive Balanced Allocation	1,664,601	123,971	(4,020)	119,951
Conservative Balanced Allocation	3,202,657	122,715	-	122,715
Moderate Balanced Allocation	2,513,602	144,357	(4,139)	140,218
Moderately Aggressive Balanced Allocation	1,227,105	87,256	(2,664)	84,592
Moderately Conservative Balanced Allocation	886,887	54,423	-	54,423

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of dividends utilized during the year ended August 31, 2025 was as follows:

For fiscal year ended 8/31/2025	Ordinary Income	Long-Term Capital Gains	Exempt Income	Return of Capital	Total
Large Capitalization Value	$635,501	$2,158,324	$-	$-	$2,793,825
Large Capitalization Growth	1,790,988	5,870,504	-	-	7,661,492
Mid Capitalization	280,432	1,545,209	-	-	1,825,641
Small Capitalization	-	738,103	-	-	738,103
International Equity	23,224	-	-	-	23,224
Health & Biotechnology	-	135,622	-	-	135,622
Technology & Communications	-	4,890,640	-	-	4,890,640
Investment Quality Bond	207,594	-	-	-	207,594
U.S. Government Money Market	142,444	-	-	-	142,444
Aggressive Balanced Allocation	20,879	20,771	-	-	41,650
Conservative Balanced Allocation	67,113	32,649	-	-	99,762
Moderate Balanced Allocation	36,890	38,367	-	-	75,257
Moderately Aggressive Balanced Allocation	18,422	19,088	-	-	37,510
Moderately Conservative Balanced Allocation	20,830	10,907	-	-	31,737

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2026 (Unaudited)(Continued)

The tax character of dividends utilized during the year ended August 31, 2024 was as follows:

For fiscal year ended 8/31/2024	Ordinary Income	Long-Term Capital Gains	Exempt Income	Return of Capital	Total
Large Capitalization Value	$-	$171,527	$-	$-	$171,527
Large Capitalization Growth	-	2,262,394	-	-	2,262,394
Mid Capitalization	4	128,079	-	-	128,083
Small Capitalization	-	-	-	-	-
International Equity	26,662	-	-	-	26,662
Health & Biotechnology	-	570,633	-	-	570,633
Technology & Communications	-	2,766,279	-	-	2,766,279
Investment Quality Bond	202,975	-	-	-	202,975
U.S. Government Money Market	169,229	-	-	-	169,229
Aggressive Balanced Allocation	4,953	27,080	-	-	32,033
Conservative Balanced Allocation	49,212	16,425	-	-	65,637
Moderate Balanced Allocation	17,276	25,730	-	-	43,006
Moderately Aggressive Balanced Allocation	9,927	15,084	-	-	25,011
Moderately Conservative Balanced Allocation	5,204	-	-	-	5,204

During the fiscal year ended August 31, 2025, the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of distributions in excess, net operating losses and short-term capital gains, tax adjustments for prior year tax returns, reclassification of Fund distributions, adjustments for nondeductible payments and foreign tax credit pass-through, and the use of tax equalization credits, resulted in reclassification for the tax year ended August 31, 2025, as follows:

	Paid In Capital	Distributable or Accumulated Earnings (Loss)
Large Capitalization Value	$204,278	$(204,278)
Large Capitalization Growth	555,681	(555,681)
Mid Capitalization	321,549	(321,549)
Small Capitalization	32,587	(32,587)
International Equity	(16,912)	16,912
Health & Biotechnology	(184,104)	184,104
Technology & Communications	(343,401)	343,401
Investment Quality Bond	-	-
U.S. Government Money Market	-	-
Aggressive Balanced Allocation	-	-
Conservative Balanced Allocation	5,171	(5,171)
Moderate Balanced Allocation	-	-
Moderately Aggressive Balanced Allocation	-	-
Moderately Conservative Balanced Allocation	-	-

Net assets were unaffected by the above reclassifications.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2026 (Unaudited)(Continued)

As of each of the Portfolio’s tax year ended August 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards
Large Capitalization Value	$575,881	$1,126,946	$(104,036)	$-
Large Capitalization Growth	1,316,003	1,092,719	(254,377)	-
Mid Capitalization	747,155	1,260,418	-	-
Small Capitalization	-	505,296	(57,590)	-
International Equity	-	-	-	(2,125,064)
Health & Biotechnology	-	368,603	(119,208)	-
Technology & Communications	-	4,764,112	(514,573)	-
Investment Quality Bond	37,350	-	-	(154,468)
U.S. Government Money Market	591	-	-	-
Aggressive Balanced Allocation	2,349	110,524	-	-
Conservative Balanced Allocation	29,503	166,393	-	-
Moderate Balanced Allocation	7,342	165,213	-	-
Moderately Aggressive Balanced Allocation	3,989	82,382	-	-
Moderately Conservative Balanced Allocation	1,756	67,158	-	-

	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Large Capitalization Value	$-	$2,737,436	$4,336,227
Large Capitalization Growth	-	10,243,800	12,398,145
Mid Capitalization	-	1,903,371	3,910,944
Small Capitalization	-	914,534	1,362,240
International Equity	-	971,616	(1,153,448)
Health & Biotechnology	-	3,552,873	3,802,268
Technology & Communications	-	32,775,142	37,024,681
Investment Quality Bond	-	164,948	47,830
U.S. Government Money Market	(53)	-	538
Aggressive Balanced Allocation	-	215,646	328,519
Conservative Balanced Allocation	-	242,510	438,406
Moderate Balanced Allocation	-	278,650	451,205
Moderately Aggressive Balanced Allocation	-	156,360	242,731
Moderately Conservative Balanced Allocation	-	88,732	157,646

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2026 (Unaudited)(Continued)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales, adjustments for real estate investment trusts, mark-to-market on passive foreign investment companies, accrued dividends payable and C-Corporations adjustments. The unrealized appreciation in the table above includes unrealized foreign currency gain/(loss) of $398 for the International Equity Portfolio.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Portfolios below incurred and elected to defer such late year losses as follows:

Late Year Losses
Large Capitalization Value	$104,036
Large Capitalization Growth	254,377
Mid Capitalization	-
Small Capitalization	57,590
International Equity	-
Health & Biotechnology	119,208
Technology & Communications	514,573
Investment Quality Bond	-
U.S. Government Money Market	-
Aggressive Balanced Allocation	-
Conservative Balanced Allocation	-
Moderate Balanced Allocation	-
Moderately Aggressive Balanced Allocation	-
Moderately Conservative Balanced Allocation	-

8.	FOREIGN TAX CREDIT (Unaudited)

The following fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended August 31, 2025, were as follows:

For fiscal year ended 8/31/2025	Foreign Taxes Paid	Foreign Source Income
International Equity Fund	$1.0488	$0.0172

For fiscal year ended 8/31/2024	Foreign Taxes Paid	Foreign Source Income
International Equity Fund	$0.0366	$0.0867
Aggressive Balanced Allocation	0.0013	0.0187

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Investment Quality Bond Portfolio will be directly affected by the performance of the Vanguard Intermediate-Term Bond Index Fund – Admiral Class. The financial statements of the Vanguard Intermediate-Term Bond Index Fund – Admiral Class, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with each Portfolio’s financial statements. As of February 28, 2026, the percentage of net assets invested in the Vanguard Intermediate-Term Bond Index Fund – Admiral Class was 92.0%.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2026 (Unaudited)(Continued)

The performance of the Conservative Balanced Allocation Portfolio will be directly affected by the performance of the Vanguard Intermediate-Term Bond Index Fund – Admiral Class. The financial statements of the Vanguard Intermediate-Term Bond Index Fund – Admiral Class, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 28, 2026, the percentage of net assets invested in the Vanguard Intermediate-Term Bond Index Fund – Admiral Class was 33.5%.

The performance of the Moderately Conservative Balanced Allocation Portfolio will be directly affected by the performance of the Vanguard Intermediate-Term Bond Index Fund – Admiral Class. The financial statements of the Vanguard Intermediate-Term Bond Index Fund – Admiral Class, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 28, 2026, the percentage of net assets invested in the Vanguard Intermediate-Term Bond Index Fund – Admiral Class was 26.4%.

10.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of control of the Portfolio under Section 2(a)(9) of the 1940 Act. As of February 28, 2026, the below entities held more than 25% of the voting securities for each of the Funds listed.

	First National Bank*	Mid Atlantic Trust Company FBO*
Large Cap Value	41.42%	-
Mid Cap	39.76%	-
Small Cap	39.84%	-
International Equity	52.52%	-
Investment Quality Bond	65.69%	-
U.S. Government Money Market	61.09%	-
Aggressive Balanced Allocation	55.48%	33.12%
Conservative Balanced Allocation	41.37%	34.94%
Moderate Balanced Allocation Portfolio	46.90%	27.94%
Moderately Aggressive Balanced Allocation	56.23%	40.29%
Moderately Conservative Balanced Allocation	53.89%	-

*	Comprised of multiple investors and accounts

11.	ACCOUNTING PRONOUNCEMENTS

The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2026 (Unaudited)(Continued)

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Large Capitalization Value Portfolio - Class A Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$26.74		$27.35	$24.05	$24.22	$30.50	$21.26
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.13)		(0.30)	(0.25)	(0.17)	(0.36)	(0.26)
Net realized and unrealized gain	1.88		3.84	3.76	2.09	0.37	9.50
Total from investment operations	1.75		3.54	3.51	1.92	0.01	9.24
Dividends and Distributions:
Distributions from realized gains	(3.40)		(4.15)	(0.21)	(2.09)	(6.29)	-
Total dividends and distributions	(3.40)		(4.15)	(0.21)	(2.09)	(6.29)	-
Net Asset Value, End of Year/Period	$25.09		$26.74	$27.35	$24.05	$24.22	$30.50
Total Return*	7.43%		14.50%	14.72%	8.71%	(0.62)%	43.46%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$409		$421	$401	$353	$315	$398
Ratio of gross operating expenses to average net assets (2)	1.93	%(4)	2.16%	2.28%	2.05%	2.11%	1.71%
Ratio of net investment loss after expense recoupment to average net assets	(1.06	)%(4)	(1.19)%	(0.97)%	(0.72)%	(1.39)%	(0.97)%
Portfolio Turnover Rate	41	%(5)	93%	83%	90%	117%	108%

	Large Capitalization Growth Portfolio - Class A Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$25.68		$25.95	$20.88	$19.87	$30.37	$25.68
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.21)		(0.35)	(0.32)	(0.24)	(0.32)	(0.25)
Net realized and unrealized gain (loss)	0.07		6.94	7.29	2.73	(3.36)	7.38
Total from investment operations	(0.14)		6.59	6.97	2.49	(3.68)	7.13
Dividends and Distributions:
Distributions from realized gains	(4.31)		(6.86)	(1.90)	(1.48)	(6.37)	(2.44)
Distributions from return of capital	-		-	-	-	(0.45)	-
Total dividends and distributions	(4.31)		(6.86)	(1.90)	(1.48)	(6.82)	(2.44)
Net Asset Value, End of Year/Period	$21.23		$25.68	$25.95	$20.88	$19.87	$30.37
Total Return*	(2.26)%		28.29%	35.90%	14.05%	(16.80)%	30.64%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$3,227		$3,496	$2,350	$1,309	$1,087	$1,397
Ratio of gross operating expenses to average net assets (3)	2.17	%(4)	2.23%	2.11%	2.02%	2.06%	1.76%
Ratio of net investment loss after expense recoupment to average net assets	(1.69	)%(4)	(1.44)%	(1.39)%	(1.29)%	(1.38)%	(0.97)%
Portfolio Turnover Rate	36	%(5)	66%	99%	74%	60%	65%

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.
(2)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Value Portfolio:
	1.93	%(4)	2.16%	2.28%	2.05%	2.11%	1.71%
(3)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Growth Portfolio:
	2.17	%(4)	2.23%	2.11%	2.02%	2.06%	1.76%
(4)			Annualized for periods less than one year.
(5)			Not annualized.
*			Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Mid Capitalization Portfolio - Class A Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$12.14		$12.58	$10.34	$10.11	$13.14	$10.30
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.10)		(0.16)	(0.09)	(0.01)	(0.08)	(0.07)
Net realized and unrealized gain/loss	1.27		1.84	2.47	0.45	(1.08)	3.98
Total from investment operations	1.17		1.68	2.38	0.44	(1.16)	3.91
Dividends and Distributions:
Distributions from realized gains	(3.06)		(2.12)	(0.14)	(0.21)	(1.87)	(1.07)
Total dividends and distributions	(3.06)		(2.12)	(0.14)	(0.21)	(1.87)	(1.07)
Net Asset Value, End of Year/Period	$10.25		$12.14	$12.58	$10.34	$10.11	$13.14
Total Return*	11.99%		13.63%	23.32%	4.41%	(10.28)%	40.11%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,505		$1,392	$1,567	$1,230	$1,355	$1,711
Ratio of gross operating expenses to average net assets (2)	3.06	%(4)	2.65%	2.03%	2.09%	2.42%	2.06%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.85	)%(4)	(1.40)%	(0.78)%	(0.15)%	(0.73)%	(0.60)%
Portfolio Turnover Rate	53	%(5)	152%	129%	68%	43%	55%

	Small Capitalization Portfolio - Class A Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$6.26		$6.67	$5.57	$6.07	$8.53	$5.83
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.05)		(0.10)	(0.06)	(0.03)	(0.07)	(0.08)
Net realized and unrealized gain/(loss)	0.42		0.49	1.16	0.15	(0.40)	2.78
Total from investment operations	0.37		0.39	1.10	0.12	(0.47)	2.70
Dividends and Distributions:
Distributions from realized gains	(0.62)		(0.80)	-	(0.62)	(1.99)	-
Total dividends and distributions	(0.62)		(0.80)	-	(0.62)	(1.99)	-
Net Asset Value, End of Year/Period	$6.01		$6.26	$6.67	$5.57	$6.07	$8.53
Total Return*	6.39%		5.63%	19.75%	2.30%	(8.58)%	46.31%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$70		$70	$64	$54	$55	$71
Ratio of gross operating expenses to average net assets (3)	2.76	%(4)	2.92%	2.28%	2.23%	2.47%	2.11%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.62	)%(4)	(1.65)%	(1.05)%	(0.49)%	(1.07)%	(1.02)%
Portfolio Turnover Rate	59	%(5)	145%	135%	95%	104%	103%

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.
(2)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Mid Capitalization Portfolio:
	3.06	%(4)	2.65%	2.03%	2.09%	2.42%	2.06%
(3)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Small Cap Portfolio:
	2.76	%(4)	2.92%	2.28%	2.23%	2.47%	2.11%
(4)			Annualized for periods less than one year.
(5)			Not annualized.
*			Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	International Equity Portfolio - Class A Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$14.32		$11.90	$10.56	$9.11	$12.15	$8.90
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.11)		(0.09)	(0.02)	(0.03)	(0.01)	0.02
Net realized and unrealized gain (loss)	2.30		2.54	1.41	1.48	(3.03)	3.28
Total from investment operations	2.19		2.45	1.39	1.45	(3.04)	3.30
Dividends and Distributions:
Dividends from net investment income	-		(0.03)	(0.05)	-	-	(0.05)
Total dividends and distributions	-		(0.03)	(0.05)	-	-	(0.05)
Net Asset Value, End of Year/Period	$16.51		$14.32	$11.90	$10.56	$9.11	$12.15
Total Return*	15.29%		20.68%	13.18%#	15.92%#	(25.02)%	37.26%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$49		$44	$41	$41	$36	$106
Ratio of gross operating expenses to average net assets (2)	3.83	%(4)	3.83%	2.80%	2.59%	3.78%	2.78%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.45	)%(4)	(0.74)%	(0.19)%	(0.29)%	(0.13)%	0.19%
Portfolio Turnover Rate	39	%(5)	41%	38%	59%	47%	59%

	Health & Biotechnology Portfolio - Class A Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$19.09		$21.76	$19.32	$19.35	$21.69	$20.31
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.23)		(0.36)	(0.32)	(0.26)	(0.30)	(0.22)
Net realized and unrealized gain (loss)	4.53		(2.06)	3.78	1.50	(1.25)	4.18
Total from investment operations	4.30		(2.42)	3.46	1.24	(1.55)	3.96
Dividends and Distributions:
Distributions from realized gains	(0.78)		(0.25)	(1.02)	(1.27)	(0.79)	(2.58)
Total dividends and distributions	(0.78)		(0.25)	(1.02)	(1.27)	(0.79)	(2.58)
Net Asset Value, End of Year/Period	$22.61		$19.09	$21.76	$19.32	$19.35	$21.69
Total Return*	22.92%		(11.15)%	18.90%	6.12%	(7.28)%	21.93%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$5,176		$4,311	$5,389	$4,827	$4,821	$5,473
Ratio of gross operating expenses to average net assets (3)	3.16	%(4)	3.00%	2.72%	2.75%	2.90%	2.54%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(2.18	)%(4)	(1.84)%	(1.65)%	(1.33)%	(1.46)%	(1.08)%
Portfolio Turnover Rate	5	%(5)	22%	17%	58%	23%	19%

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.
(2)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the International Equity Portfolio:
	3.37	%(4)	3.30%	2.80%	3.30%	3.30%	2.63%
(3)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Health & Biotechnology Portfolio:
	3.16	%(4)	3.00%	2.72%	2.75%	2.90%	2.54%
(4)			Annualized for periods less than one year.
(5)			Not annualized.
#			Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
*			Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Technology & Communications Portfolio - Class A Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$22.85		$22.11	$19.75	$19.65	$30.39	$28.24
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.25)		(0.43)	(0.37)	(0.29)	(0.35)	(0.44)
Net realized and unrealized gain (loss)	0.33		4.06	4.23	3.69	(6.75)	6.23
Total from investment operations	0.08		3.63	3.86	3.40	(7.10)	5.79
Dividends and Distributions:
Distributions from realized gains	(3.57)		(2.89)	(1.50)	(3.30)	(3.64)	(3.64)
Total dividends and distributions	(3.57)		(2.89)	(1.50)	(3.30)	(3.64)	(3.64)
Net Asset Value, End of Year/Period	$19.36		$22.85	$22.11	$19.75	$19.65	$30.39
Total Return*	(0.81)%		17.36%	20.76%	22.58%	(26.36)%	23.38%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$13,913		$16,150	$15,464	$14,494	$13,789	$20,175
Ratio of gross operating expenses to average net assets (2)	2.91	%(5)	2.82%	2.62%	2.77%	2.53%	2.39%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(2.23	)%(5)	(2.01)%	(1.79)%	(1.69)%	(1.45)%	(1.60)%
Portfolio Turnover Rate	1	%(6)	7%	8%	6%	3%	10%

	Investment Quality Bond Portfolio - Class A Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$9.47		$9.37	$9.06	$9.15	$9.62	$9.76
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.09		0.17	0.15	0.07	(0.14)	(0.08)
Net realized and unrealized gain (loss)	0.14		0.09	0.30	(0.09)	(0.21)	(0.04)
Total from investment operations	0.23		0.26	0.45	(0.02)	(0.35)	(0.12)
Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.16)	(0.14)	(0.03)	-	(0.02)
Distributions from realized gains	-		-	-	-	(0.12)	-
Distributions from return of capital	-		-	-	(0.04)	-	-
Total dividends and distributions	(0.10)		(0.16)	(0.14)	(0.07)	(0.12)	(0.02)
Net Asset Value, End of Year/Period	$9.60		$9.47	$9.37	$9.06	$9.15	$9.62
Total Return*	2.58%		2.76%	4.98%	(0.26)%	(3.62)%	(1.27)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$156		$134	$150	$146	$151	$171
Ratio of gross operating expenses to average net assets (3).(4)	2.36	%(5)	2.16%	1.80%	1.78%	2.31%	1.81%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	1.74	%(5)	1.79%	1.72%	0.80%	(1.51)%	(0.77)%
Portfolio Turnover Rate	13	%(6)	29%	60%	103%	1%	62%

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.
(2)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Technology & Communications Portfolio:
	2.91	%(5)	2.82%	2.62%	2.77%	2.53%	2.39%
(3)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Investment Quality Bond Portfolio:
	2.36	%(5)	2.16%	1.80%	1.78%	2.30%	1.81%
(4)			Does not include the expenses in which the Fund invests.
(5)			Annualized for periods less than one year.
(6)			Not annualized.
*			Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	U.S. Government Money Market Portfolio - Class A Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income (Loss) from Investment Operations:
Net investment income (1)	0.01		0.03	0.03	0.03	0.00 **	0.00 **
Total from investment operations	0.01		0.03	0.03	0.03	0.00 **	0.00 **
Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.03)	(0.03)	(0.03)	(0.00)**	(0.00)**
Total dividends and distributions	(0.01)		(0.03)	(0.03)	(0.03)	(0.00)**	(0.00)**
Net Asset Value, End of Year/Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	0.98%		2.68%	3.09%	2.86%	0.01%	0.02%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$57		$52	$77	$86	$139	$409
Ratio of gross operating expenses to average net assets (2),(4)	1.84	%(5)	1.82%	2.11%	1.35%	1.36%	1.07%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	1.96	%(5)	2.60%	3.08%	2.75%	0.01%	0.01%
Portfolio Turnover Rate	N/A		N/A	N/A	N/A	N/A	N/A

	Aggressive Balanced Allocation Portfolio - Class A Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$12.77		$11.79	$10.37	$10.34	$12.48	$10.39
Income (Loss) from Investment Operations:
Net investment income/(loss) (1)	0.27		0.17	0.03	0.03	(0.06)	(0.04)
Net realized and unrealized gain/(loss)	0.42		1.15	1.67	0.68	(0.96)	2.33
Total from investment operations	0.69		1.32	1.70	0.71	(1.02)	2.29
Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.16)	(0.03)	(0.07)	(0.37)	(0.12)
Distributions from realized gains	(0.89)		(0.18)	(0.25)	(0.61)	(0.75)	(0.08)
Total dividends and distributions	(1.16)		(0.34)	(0.28)	(0.68)	(1.12)	(0.20)
Net Asset Value, End of Year/Period	$12.30		$12.77	$11.79	$10.37	$10.34	$12.48
Total Return*	5.54%		11.35%	16.75%	7.33%	(9.07)%	22.33%#
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$171		$162	$145	$124	$0 ^	$5
Ratio of gross operating expenses to average net assets (3),(4)	2.73	%(5)	2.97%	2.91%	2.84%	2.73%	2.73%
Ratio of net investment income/(loss) after expense reimbursement/recoupment to average net assets (4)	4.36	%(5)	1.38%	0.26%	0.33%	(0.46)%	(0.35)%
Portfolio Turnover Rate	18	%(6)	3%	8%	26%	2%	54%

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.
(2)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the U.S. Government Money Market Portfolio:
	1.84	%(5)	1.82%	2.11%	1.35%	0.32%	0.02%
(3)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Aggressive Balanced Allocation Portfolio:
	1.24	%(5)	1.24%	1.24%	1.24%	1.24%	1.18%
(4)			Does not include the expenses of funds in which the Fund invests.
(5)			Annualized for periods less than one year.
(6)			Not annualized.
#			Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
^			Net assets at end of period less than $1,000.
*			Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**			Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Conservative Balanced Allocation Portfolio - Class A Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$11.93		$11.26	$10.33	$10.39	$11.98	$10.56
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.21		0.26	0.15	0.14	0.27	(0.05)
Net realized and unrealized gain (loss)	0.31		0.78	1.02	0.25	(1.01)	1.49
Total from investment operations	0.52		1.04	1.17	0.39	(0.74)	1.44
Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.24)	(0.18)	(0.01)	(0.26)	(0.02)
Distributions from realized gains	(0.65)		(0.13)	(0.06)	(0.44)	(0.59)	-
Total dividends and distributions	(0.99)		(0.37)	(0.24)	(0.45)	(0.85)	(0.02)
Net Asset Value, End of Year/Period	$11.46		$11.93	$11.26	$10.33	$10.39	$11.98
Total Return*	4.36%		9.37%	11.54%	4.00%	(6.64)%	13.70%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$17		$40	$38	$35	$36	$38
Ratio of gross operating expenses to average net assets (2)	2.56	%(3)	2.53%	2.37%	2.32%	2.26%	2.19%
Ratio of net operating expenses to average net assets (2)	1.24	%(3)	1.24%	1.24%	1.24%	1.24%	1.18%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	3.54	%(3)	2.27%	1.36%	1.41%	2.47%	(0.45)%
Portfolio Turnover Rate	15	%(4)	13%	22%	50%	11%	71%

	Moderate Balanced Allocation Portfolio - Class A Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$12.89		$12.00	$10.69	$10.72	$12.53	$10.67
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.35		0.21	0.06	0.08	0.39	(0.08)
Net realized and unrealized gain (loss)	0.24		1.09	1.50	0.48	(1.27)	2.06
Total from investment operations	0.59		1.30	1.56	0.56	(0.88)	1.98
Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.20)	(0.10)	-	(0.32)	(0.05)
Distributions from realized gains	(0.85)		(0.21)	(0.15)	(0.59)	(0.61)	(0.07)
Total dividends and distributions	(1.20)		(0.41)	(0.25)	(0.59)	(0.93)	(0.12)
Net Asset Value, End of Year/Period	$12.28		$12.89	$12.00	$10.69	$10.72	$12.53
Total Return*	4.71%		11.04%	14.83%	5.55%	(7.59)%	18.77%#
Ratios and Supplemental Data:
Net assets, end of year (000s)	$39		$26	$23	$19	$16	$53
Ratio of gross operating expenses to average net assets (2)	2.66	%(3)	2.71%	2.53%	2.56%	2.48%	2.39%
Ratio of net operating expenses to average net assets (2)	1.24	%(3)	1.24%	1.24%	1.24%	1.24%	1.18%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	5.56	%(3)	1.69%	0.56%	0.81%	3.35%	(0.67)%
Portfolio Turnover Rate	12	%(4)	6%	18%	41%	2%	52%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.
(2)	Does not include the expenses of funds in which the Fund invests.
(3)	Annualized for periods less than one year.
(4)	Not annualized
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Moderately Aggressive Balanced Allocation Portfolio - Class A Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$12.76		$11.87	$10.56	$10.54	$12.24	$10.46
Income from Investment Operations:
Net investment income (1)	0.29		0.19	0.05	0.08	0.36	0.42
Net realized and unrealized gain (loss)	0.36		1.10	1.54	0.52	(1.11)	1.52
Total from investment operations	0.65		1.29	1.59	0.60	(0.75)	1.94
Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.19)	(0.11)	-	(0.36)	(0.06)
Distributions from realized gains	(0.89)		(0.21)	(0.17)	(0.58)	(0.59)	(0.10)
Total dividends and distributions	(1.21)		(0.40)	(0.28)	(0.58)	(0.95)	(0.16)
Net Asset Value, End of Year/Period	$12.20		$12.76	$11.87	$10.56	$10.54	$12.24
Total Return*	5.18%		11.03%	15.36%	5.96%	(8.09)%	18.71%#
Ratios and Supplemental Data:
Net assets, end of year (000s)	$106		$100	$88	$67	$63	$0 ^
Ratio of gross operating expenses to average net assets (2)	3.15	%(3)	3.30%	3.00%	2.81%	2.47%	2.49%
Ratio of net operating expenses to average net assets (2)	1.24	%(3)	1.24%	1.24%	1.24%	1.24%	1.11%
Ratio of net investment income after expenses reimbursement/recoupment to average net assets (2)	4.70	%(3)	1.57%	0.46%	0.81%	3.25%	3.82%
Portfolio Turnover Rate	15	%(4)	5%	15%	34%	0%	48%

	Moderately Conservative Balanced Allocation Portfolio - Class A Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$11.88		$11.09	$9.76	$9.95	$13.00	$10.36
Income from Investment Operations:
Net investment income (loss) (1)	0.28		0.45	0.31	0.38	0.28	(0.03)
Net realized and unrealized gain (loss)	0.32		0.77	1.11	0.14	(2.07)	2.82
Total from investment operations	0.60		1.22	1.42	0.52	(1.79)	2.79
Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.26)	(0.09)	-	(0.32)	(0.01)
Distributions from realized gains	(0.89)		(0.17)	-	(0.71)	(0.94)	(0.14)
Total dividends and distributions	(1.23)		(0.43)	(0.09)	(0.71)	(1.26)	(0.15)
Net Asset Value, End of Year/Period	$11.25		$11.88	$11.09	$9.76	$9.95	$13.00
Total Return*	5.19%		11.30%	14.63%	5.62%	(7.19)%	27.25%#
Ratios and Supplemental Data:
Net assets, end of year (000s) ^	$0		$0	$0	$0	$0	$0
Ratio of gross operating expenses to average net assets (2)	3.42	%(3)	3.57%	3.03%	3.23%	2.55%	2.49%
Ratio of net operating expenses to average net assets (2)	1.24	%(3)	1.24%	1.24%	1.24%	1.24%	1.17%
Ratio of net investment income (loss) after expenses reimbursement/recoupment to average net assets (2)	4.99	%(3)	1.93%	0.75%	0.84%	2.63%	(0.26)%
Portfolio Turnover Rate	11	%(4)	14%	20%	87%	10%	74%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.
(2)	Does not include the expenses of funds in which the Fund invests.
(3)	Annualized for periods less than one year.
(4)	Not annualized.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
^	Net assets at end of period less than $1,000.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Large Capitalization Value Portfolio - Class C Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$18.58		$20.33	$18.04	$18.79	$25.16	$17.64
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.14)		(0.33)	(0.29)	(0.23)	(0.40)	(0.33)
Net realized and unrealized gain	1.23		2.73	2.79	1.57	0.32	7.85
Total from investment operations	1.09		2.40	2.50	1.34	(0.08)	7.52
Dividends and Distributions:
Distributions from realized gains	(3.40)		(4.15)	(0.21)	(2.09)	(6.29)	-
Total dividends and distributions	(3.40)		(4.15)	(0.21)	(2.09)	(6.29)	-
Net Asset Value, End of Year/Period	$16.27		$18.58	$20.33	$18.04	$18.79	$25.16
Total Return*	7.06%		13.79%	14.02%	8.09%	(1.22)%	42.63%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$68		$64	$71	$139	$120	$125
Ratio of gross operating expenses to average net assets (2)	2.53	%(4)	2.76%	2.86%	2.65%	2.67%	2.30%
Ratio of net investment loss after expense recoupment to average net assets	(1.67	)%(4)	(1.80)%	(1.55)%	(1.33)%	(1.93)%	(1.51)%
Portfolio Turnover Rate	41	%(5)	93%	83%	90%	117%	108%

	Large Capitalization Growth Portfolio - Class C Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$5.84		$10.52	$9.58	$10.01	$18.60	$16.76
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.04)		(0.13)	(0.19)	(0.17)	(0.25)	(0.26)
Net realized and unrealized gain (loss)	0.33		2.31	3.03	1.22	(1.52)	4.54
Total from investment operations	0.29		2.18	2.84	1.05	(1.77)	4.28
Dividends and Distributions:
Distributions from realized gains	(4.31)		(6.86)	(1.90)	(1.48)	(6.37)	(2.44)
Distributions from return of capital	-		-	-	-	(0.45)	-
Total dividends and distributions	(4.31)		(6.86)	(1.90)	(1.48)	(6.82)	(2.44)
Net Asset Value, End of Year/Period	$1.82		$5.84	$10.52	$9.58	$10.01	$18.60
Total Return*	(2.72)%		27.62%	35.00%	13.43%	(17.28)%	29.86%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$412		$617	$805	$1,695	$1,919	$2,854
Ratio of gross operating expenses to average net assets (3)	2.77	%(4)	2.83%	2.67%	2.62%	2.68%	2.37%
Ratio of net investment loss after expense recoupment to average net assets	(2.30	)%(4)	(2.05)%	(1.97)%	(1.89)%	(2.00)%	(1.57)%
Portfolio Turnover Rate	36	%(5)	66%	99%	74%	60%	65%

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.
(2)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Value Portfolio:
	2.53	%(4)	2.76%	2.86%	2.65%	2.67%	2.30%
(3)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Growth Portfolio:
	2.77	%(4)	2.83%	2.67%	2.62%	2.68%	2.37%
(4)			Annualized for periods less than one year.
(5)			Not annualized.
*			Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Mid Capitalization Portfolio - Class C Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$8.20		$9.15	$7.60	$7.53	$10.32	$8.34
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.08)		(0.15)	(0.11)	(0.06)	(0.12)	(0.11)
Net realized and unrealized gain (loss)	0.76		1.32	1.80	0.34	(0.80)	3.16
Total from investment operations	0.68		1.17	1.69	0.28	(0.92)	3.05
Dividends and Distributions:
Distributions from realized gains	(3.06)		(2.12)	(0.14)	(0.21)	(1.87)	(1.07)
Total dividends and distributions	(3.06)		(2.12)	(0.14)	(0.21)	(1.87)	(1.07)
Net Asset Value, End of Year/Period	$5.82		$8.20	$9.15	$7.60	$7.53	$10.32
Total Return*	11.75%		13.10%	22.64%	3.78%	(10.84)%	39.15%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$32		$30	$83	$104	$122	$178
Ratio of gross operating expenses to average net assets (2)	3.66	%(4)	3.10%	2.63%	2.69%	3.02%	2.64%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(2.45	)%(4)	(1.86)%	(1.34)%	(0.74)%	(1.35)%	(1.19)%
Portfolio Turnover Rate	53	%(5)	152%	129%	68%	43%	55%

	Small Capitalization Portfolio - Class C Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$0.39		$1.12	$0.94	$1.55	$3.59	$2.47
Income (Loss) from Investment Operations:
Net investment loss (1)	-		(0.01)	(0.02)	(0.01)	(0.03)	(0.06)
Net realized and unrealized gain (loss)	0.03		0.08	0.20	0.02	(0.02)	1.18
Total from investment operations	0.03		0.07	0.18	0.01	(0.05)	1.12
Dividends and Distributions:
Distributions from realized gains	(0.05)		(0.80)	-	(0.62)	(1.99)	-
Total dividends and distributions	(0.05)		(0.80)	-	(0.62)	(1.99)	-
Net Asset Value, End of Year/Period	$0.37		$0.39	$1.12	$0.94	$1.55	$3.59
Total Return*	7.53%		4.20%	19.15%	1.82%	(8.75)%	45.34%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$14		$13	$10	$6	$4	$3
Ratio of gross operating expenses to average net assets (3)	3.36	%(4)	3.59%	2.91%	2.81%	3.05%	2.84%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(2.17	)%(4)	(2.33)%	(1.67)%	(1.06)%	(1.58)%	(1.69)%
Portfolio Turnover Rate	59	%(5)	145%	135%	95%	104%	103%

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.
(2)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Mid Capitalization Portfolio:
	3.66	%(4)	3.10%	2.63%	2.69%	3.02%	2.64%
(3)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Small Cap Portfolio:
	3.36	%(4)	3.59%	2.91%	2.81%	3.05%	2.84%
(4)			Annualized for periods less than one year.
(5)			Not annualized.
*			Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	International Equity Portfolio - Class C Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$12.68		$10.56	$9.40	$8.15	$10.98	$8.04
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.13)		(0.14)	(0.08)	(0.07)	(0.04)	(0.03)
Net realized and unrealized gain (loss)	2.03		2.26	1.24	1.32	(2.76)	2.97
Total from investment operations	1.90		2.12	1.16	1.25	(2.80)	2.94
Dividends and Distributions:
Dividends from net investment income	-		-	(0.00)**	-	(0.03)	-
Total dividends and distributions	-		-	(0.00)	-	(0.03)	-
Net Asset Value, End of Year/Period	$14.58		$12.68	$10.56	$9.40	$8.15	$10.98
Total Return*	15.00	%#	20.08%#	12.38%#	15.34%#	(25.55)%	36.57%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$11		$9	$6	$10	$8	$9
Ratio of gross operating expenses to average net assets (2)	4.43	%(4)	4.50%	3.27%	3.16%	4.18%	3.96%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(2.05	)%(4)	(1.28)%	(0.79)%	(0.84)%	(0.39)%	(0.31)%
Portfolio Turnover Rate	39	%(5)	41%	38%	59%	47%	59%

	Health & Biotechnology Portfolio - Class C Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$12.78		$14.74	$13.49	$13.94	$15.95	$15.68
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.19)		(0.32)	(0.30)	(0.27)	(0.30)	(0.25)
Net realized and unrealized gain (loss)	2.99		(1.39)	2.57	1.09	(0.92)	3.10
Total from investment operations	2.80		(1.71)	2.27	0.82	(1.22)	2.85
Dividends and Distributions:
Distributions from realized gains	(0.78)		(0.25)	(1.02)	(1.27)	(0.79)	(2.58)
Total dividends and distributions	(0.78)		(0.25)	(1.02)	(1.27)	(0.79)	(2.58)
Net Asset Value, End of Year/Period	$14.80		$12.78	$14.74	$13.49	$13.94	$15.95
Total Return*	22.50%		(11.65)%	18.21%	5.45%	(7.85)%	21.24%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$345		$388	$538	$554	$632	$722
Ratio of gross operating expenses to average net assets (3)	3.76	%(4)	3.60%	3.32%	3.35%	3.50%	3.13%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(2.79	)%(4)	(2.44)%	(2.24)%	(1.93)%	(2.06)%	(1.67)%
Portfolio Turnover Rate	5	%(5)	22%	17%	58%	23%	19%

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.
(2)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the International Equity Portfolio:
	3.97	%(4)	3.90%	3.27%	3.90%	3.90%	3.65%
(3)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Health & Biotechnology Portfolio:
	3.76	%(4)	3.60%	3.32%	3.35%	3.50%	3.13%
(4)			Annualized for periods less than one year.
(5)			Not annualized.
#			Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
*			Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**			Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Technology & Communications Portfolio - Class C Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$12.69		$13.52	$12.71	$13.97	$22.78	$22.19
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.17)		(0.32)	(0.31)	(0.27)	(0.37)	(0.46)
Net realized and unrealized gain (loss)	0.30		2.38	2.62	2.31	(4.80)	4.69
Total from investment operations	0.13		2.06	2.31	2.04	(5.17)	4.23
Dividends and Distributions:
Distributions from realized gains	(3.57)		(2.89)	(1.50)	(3.30)	(3.64)	(3.64)
Total dividends and distributions	(3.57)		(2.89)	(1.50)	(3.30)	(3.64)	(3.64)
Net Asset Value, End of Year/Period	$9.25		$12.69	$13.52	$12.71	$13.97	$22.78
Total Return*	(1.11)%		16.68%	20.01%	21.90%	(26.74)%	22.63%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,350		$1,703	$2,101	$2,896	$3,887	$9,708
Ratio of gross operating expenses to average net assets (2)	3.51	%(5)	3.42%	3.22%	3.38%	3.27%	2.97%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(2.83	)%(5)	(2.59)%	(2.38)%	(2.30)%	(2.10)%	(2.18)%
Portfolio Turnover Rate	1	%(6)	7%	8%	6%	3%	10%

	Investment Quality Bond Portfolio - Class C Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$9.39		$9.26	$8.90	$9.02	$9.55	$9.74
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.06		0.13	0.07	(0.06)	(0.19)	(0.12)
Net realized and unrealized gain (loss)	0.14		0.08	0.32	(0.03)	(0.22)	(0.06)
Total from investment operations	0.20		0.21	0.39	(0.09)	(0.41)	(0.18)
Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.08)	(0.03)	(0.02)	-	(0.01)
Distributions from realized gains	-		-	-	-	(0.12)	-
Distributions from return of capital	-		-	-	(0.01)	-	-
Total dividends and distributions	(0.08)		(0.08)	(0.03)	(0.03)	(0.12)	(0.01)
Net Asset Value, End of Year/Period	$9.51		$9.39	$9.26	$8.90	$9.02	$9.55
Total Return*	2.21%		2.27%	4.35%	(1.00)%	(4.28)%	(1.83)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$0		$0	$0	$4	$35	$37
Ratio of gross operating expenses to average net assets (3),(4)	2.58	%(5)	2.56%	2.32%	2.56%	2.91%	2.39%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	1.22	%(5)	1.31%	0.78%	(0.62)%	(2.11)%	(1.27)%
Portfolio Turnover Rate	13	%(6)	29%	60%	103%	1%	62%

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.
(2)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Technology & Communications Portfolio:
	3.51	%(5)	3.42%	3.22%	3.38%	3.27%	2.97%
(3)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Investment Quality Bond Portfolio:
	2.58	%(5)	2.56%	2.32%	2.56%	2.90%	2.39%
(4)			Does not include the expenses of funds in which the Fund invests.
(5)			Annualized for periods less than one year.
(6)			Not annualized.
*			Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	U.S. Government Money Market Portfolio - Class C Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income (Loss) from Investment Operations:
Net investment income (1)	0.01		0.02	0.02	0.03	0.00 **	0.00 **
Total from investment operations	0.01		0.02	0.02	0.03	0.00 **	0.00 **
Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.02)	(0.02)	(0.03)	(0.00)**	(0.00)**
Total dividends and distributions	(0.01)		(0.02)	(0.02)	(0.03)	(0.00)**	(0.00)**
Net Asset Value, End of Year/Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	0.68%		2.07%	2.46%	2.55%	0.01%	0.02%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$138		$130	$190	$280	$94	$105
Ratio of gross operating expenses to average net assets (2),(4)	2.44	%(5)	2.49%	2.75%	1.99%	1.92%	1.07%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	1.36	%(5)	1.95%	2.43%	2.48%	0.02%	0.00%
Portfolio Turnover Rate	N/A		N/A	N/A	N/A	N/A	N/A

	Aggressive Balanced Allocation Portfolio - Class C Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$12.64		$11.67	$10.32	$10.30	$12.43	$10.34
Income (Loss) from Investment Operations:
Net investment income/(loss) (1)	0.22		0.07	(0.05)	(0.01)	0.22	0.32
Net realized and unrealized gain/(loss)	0.35		1.16	1.65	0.64	(1.36)	1.88
Total from investment operations	0.57		1.23	1.60	0.63	(1.14)	2.20
Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.08)	0.00	0.00	(0.24)	(0.03)
Distributions from realized gains	(0.89)		(0.18)	(0.25)	(0.61)	(0.75)	(0.08)
Total dividends and distributions	(1.06)		(0.26)	(0.25)	(0.61)	(0.99)	(0.11)
Net Asset Value, End of Year/Period	$12.15		$12.64	$11.67	$10.32	$10.30	$12.43
Total Return*	5.11%		10.60%	15.76%	6.48%	(9.93)%	21.37%#
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$223		$227	$200	$167	$152	$182
Ratio of gross operating expenses to average net assets (3),(4)	3.48	%(5)	3.72%	3.66%	3.57%	3.25%	3.35%
Ratio of net investment income/(loss) after expense reimbursement/recoupment to average net assets (4)	3.53	%(5)	0.62%	(0.49)%	(0.13)%	1.93%	2.85%
Portfolio Turnover Rate	18	%(6)	3%	8%	26%	2%	54%

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.
(2)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the U.S. Government Money Market Portfolio:
	2.44	%(5)	2.49%	2.75%	1.99%	0.46%	0.02%
(3)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Aggressive Balanced Allocation Portfolio:
	1.99	%(5)	1.99%	1.99%	1.99%	1.99%	1.92%
(4)			Does not include the expenses of funds in which the Fund invests.
(5)			Annualized for periods less than one year.
(6)			Not annualized.
#			Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
*			Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**			Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Conservative Balanced Allocation Portfolio - Class C Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$11.70		$11.05	$10.15	$10.27	$11.85	$10.51
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.24		0.17	0.06	0.07	0.19	(0.14)
Net realized and unrealized gain (loss)	0.22		0.77	1.00	0.25	(1.00)	1.48
Total from investment operations	0.46		0.94	1.06	0.32	(0.81)	1.34
Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.16)	(0.10)	-	(0.18)	-
Distributions from realized gains	(0.65)		(0.13)	(0.06)	(0.44)	(0.59)	-
Total dividends and distributions	(0.94)		(0.29)	(0.16)	(0.44)	(0.77)	-
Net Asset Value, End of Year/Period	$11.22		$11.70	$11.05	$10.15	$10.27	$11.85
Total Return*	3.98%		8.58%	10.62%	3.31%	(7.34)%	12.75%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$763		$755	$684	$604	$626	$675
Ratio of gross operating expenses to average net assets (2)	3.31	%(3)	3.28%	3.12%	3.07%	3.01%	2.94%
Ratio of net operating expenses to average net assets (2)	1.99	%(3)	1.99%	1.99%	1.99%	1.99%	1.93%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	4.21	%(3)	1.49%	0.61%	0.66%	1.72%	(1.22)%
Portfolio Turnover Rate	15	%(4)	13%	22%	50%	11%	71%

	Moderate Balanced Allocation Portfolio - Class C Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$12.64		$11.79	$10.51	$10.63	$12.43	$10.61
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.26		0.11	(0.02)	0.01	0.22	(0.13)
Net realized and unrealized gain (loss)	0.27		1.07	1.48	0.46	(1.19)	2.02
Total from investment operations	0.53		1.18	1.46	0.47	(0.97)	1.89
Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.12)	(0.03)	-	(0.22)	-
Distributions from realized gains	(0.85)		(0.21)	(0.15)	(0.59)	(0.61)	(0.07)
Total dividends and distributions	(1.10)		(0.33)	(0.18)	(0.59)	(0.83)	(0.07)
Net Asset Value, End of Year/Period	$12.07		$12.64	$11.79	$10.51	$10.63	$12.43
Total Return*	4.32%		10.21%	13.99%	4.72%	(8.37)%	17.94%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$910		$846	$649	$529	$497	$534
Ratio of gross operating expenses to average net assets (2)	3.42	%(3)	3.46%	3.28%	3.30%	3.11%	3.10%
Ratio of net operating expenses to average net assets (2)	1.99	%(3)	1.99%	1.99%	1.99%	1.99%	1.93%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	4.19	%(3)	0.96%	(0.19)%	0.05%	1.93%	(1.10)%
Portfolio Turnover Rate	12	%(4)	6%	18%	41%	2%	52%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.
(2)	Does not include the expenses of funds in which the Fund invests.
(3)	Annualized for periods less than one year.
(4)	Not annualized
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Moderately Aggressive Balanced Allocation Portfolio - Class C Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$12.58		$11.70	$10.42	$10.48	$12.32	$10.41
Income from Investment Operations:
Net investment income (loss) (1)	0.23		0.10	(0.03)	0.01	0.20	(0.12)
Net realized and unrealized gain (loss)	0.35		1.09	1.51	0.51	(1.21)	2.13
Total from investment operations	0.58		1.19	1.48	0.52	(1.01)	2.01
Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.10)	(0.03)	-	(0.24)	-
Distributions from realized gains	(0.89)		(0.21)	(0.17)	(0.58)	(0.59)	(0.10)
Total dividends and distributions	(1.10)		(0.31)	(0.20)	(0.58)	(0.83)	(0.10)
Net Asset Value, End of Year/Period	$12.06		$12.58	$11.70	$10.42	$10.48	$12.32
Total Return*	4.70%		10.26%	14.43%	5.20%	(8.79)%	19.45%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$231		$253	$221	$202	$187	$202
Ratio of gross operating expenses to average net assets (2)	3.91	%(3)	4.05%	3.75%	3.56%	3.26%	3.50%
Ratio of net operating expenses to average net assets (2)	1.99	%(3)	1.99%	1.99%	1.99%	1.99%	1.93%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	3.80	%(3)	0.80%	(0.29)%	0.05%	1.75%	(1.09)%
Portfolio Turnover Rate	15	%(4)	5%	15%	34%	0%	48%

	Moderately Conservative Balanced Allocation Portfolio - Class C Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$11.49		$10.75	$9.47	$9.78	$11.78	$10.28
Income from Investment Operations:
Net investment income (loss) (1)	0.24		0.12	-	0.01	0.19	(0.13)
Net realized and unrealized gain (loss)	0.29		0.95	1.28	0.39	(1.05)	1.77
Total from investment operations	0.53		1.07	1.28	0.40	(0.86)	1.64
Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.16)	-	-	(0.20)	-
Distributions from realized gains	(0.89)		(0.17)	-	(0.71)	(0.94)	(0.14)
Total dividends and distributions	(1.12)		(0.33)	-	(0.71)	(1.14)	(0.14)
Net Asset Value, End of Year/Period	$10.90		$11.49	$10.75	$9.47	$9.78	$11.78
Total Return*	4.72%		10.15%	13.52%	4.44%	(8.01)%	16.10%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$266		$255	$219	$178	$155	$168
Ratio of gross operating expenses to average net assets (2)	4.17	%(3)	4.35%	3.79%	4.09%	3.50%	3.39%
Ratio of net operating expenses to average net assets (2)	1.99	%(3)	1.99%	1.99%	1.99%	1.99%	1.93%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	4.25	%(3)	1.11%	0.00%	0.09%	1.82%	(1.16)%
Portfolio Turnover Rate	11	%(4)	14%	20%	87%	10%	74%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.
(2)	Does not include the expenses of funds in which the Fund invests.
(3)	Annualized for periods less than one year.
(4)	Not annualized.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Large Capitalization Value Portfolio - Class I Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$29.65		$29.78	$26.06	$25.97	$32.15	$22.32
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.09)		(0.23)	(0.15)	(0.08)	(0.25)	(0.17)
Net realized and unrealized gain	2.11		4.25	4.08	2.26	0.36	10.00
Total from investment operations	2.02		4.02	3.93	2.18	0.11	9.83
Dividends and Distributions:
Distributions from realized gains	(3.40)		(4.15)	(0.21)	(2.09)	(6.29)	-
Total dividends and distributions	(3.40)		(4.15)	(0.21)	(2.09)	(6.29)	-
Net Asset Value, End of Year/Period	$28.27		$29.65	$29.78	$26.06	$25.97	$32.15
Total Return*	7.63%		14.97%	15.20%	9.15%	(0.22)%	44.04%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$17,573		$18,183	$19,776	$20,692	$19,753	$19,033
Ratio of gross operating expenses to average net assets (2)	1.53	%(4)	1.78%	1.87%	1.65%	1.65%	1.33%
Ratio of net investment loss after expense recoupment to average net assets	(0.66	)%(4)	(0.80)%	(0.55)%	(0.33)%	(0.90)%	(0.61)%
Portfolio Turnover Rate	41	%(5)	93%	83%	90%	117%	108%

	Large Capitalization Growth Portfolio - Class I Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$32.90		$31.47	$24.85	$23.26	$34.32	$28.60
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.21)		(0.32)	(0.27)	(0.20)	(0.27)	(0.16)
Net realized and unrealized gain (loss)	(0.03)		8.61	8.79	3.27	(3.97)	8.32
Total from investment operations	(0.24)		8.29	8.52	3.07	(4.24)	8.16
Dividends and Distributions:
Distributions from realized gains	(4.31)		(6.86)	(1.90)	(1.48)	(6.37)	(2.44)
Distributions from return of capital	-		-	-	-	(0.45)	-
Total dividends and distributions	(4.31)		(6.86)	(1.90)	(1.48)	(6.82)	(2.44)
Net Asset Value, End of Year/Period	$28.35		$32.90	$31.47	$24.85	$23.26	$34.32
Total Return*	(2.06)%		28.80%	36.43%	14.52%	(16.45)%	31.15%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$30,614		$35,385	$29,863	$21,638	$20,826	$27,040
Ratio of gross operating expenses to average net assets (3)	1.77	%(4)	1.83%	1.70%	1.62%	1.67%	1.34%
Ratio of net investment loss after expense recoupment to average net assets	(1.30	)%(4)	(1.05)%	(0.98)%	(0.89)%	(0.98)%	(0.54)%
Portfolio Turnover Rate	36	%(5)	66%	99%	74%	60%	65%

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.
(2)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Value Portfolio:
	1.53	%(4)	1.78%	1.87%	1.65%	1.65%	1.33%
(3)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Growth Portfolio:
	1.77	%(4)	1.83%	1.70%	1.62%	1.67%	1.34%
(4)			Annualized for periods less than one year.
(5)			Not annualized.
*			Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Mid Capitalization Portfolio - Class I Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$14.75		$14.82	$12.10	$11.75	$14.96	$11.60
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.10)		(0.14)	(0.05)	0.03	(0.04)	(0.03)
Net realized and unrealized gain (loss)	1.62		2.19	2.91	0.53	(1.26)	4.50
Total from investment operations	1.52		2.05	2.86	0.56	(1.30)	4.47
Dividends and Distributions:
Dividends from net investment income	-		-	-	-	(0.04)	(0.04)
Distributions from realized gains	(3.06)		(2.12)	(0.14)	(0.21)	(1.87)	(1.07)
Total dividends and distributions	(3.06)		(2.12)	(0.14)	(0.21)	(1.91)	(1.11)
Net Asset Value, End of Year/Period	$13.21		$14.75	$14.82	$12.10	$11.75	$14.96
Total Return*	12.28%		14.11%	23.90%	4.82%	(9.97)%	40.57%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$9,790		$9,242	$11,055	$9,587	$9,486	$10,919
Ratio of gross operating expenses to average net assets (2)	2.66	%(4)	2.22%	1.63%	1.69%	2.01%	1.64%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.45	)%(4)	(0.98)%	(0.38)%	0.26%	(0.32)%	(0.19)%
Portfolio Turnover Rate	53	%(5)	152%	129%	68%	43%	55%

	Small Capitalization Portfolio - Class I Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$7.47		$7.79	$6.48	$6.94	$9.45	$6.43
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.04)		(0.08)	(0.04)	(0.01)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	0.51		0.56	1.35	0.17	(0.47)	3.07
Total from investment operations	0.47		0.48	1.31	0.16	(0.52)	3.02
Dividends and Distributions:
Distributions from realized gains	(0.62)		(0.80)	-	(0.62)	(1.99)	-
Total dividends and distributions	(0.62)		(0.80)	-	(0.62)	(1.99)	-
Net Asset Value, End of Year/Period	$7.32		$7.47	$7.79	$6.48	$6.94	$9.45
Total Return*	6.70%		6.00%	20.22%	2.60%	(8.22)%	46.97%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$6,946		$6,228	$7,311	$6,233	$5,893	$6,632
Ratio of gross operating expenses to average net assets (3)	2.36	%(4)	2.50%	1.88%	1.83%	2.06%	1.70%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.21	)%(4)	(1.22)%	(0.65)%	(0.10)%	(0.63)%	(0.61)%
Portfolio Turnover Rate	59	%(5)	145%	135%	95%	104%	103%

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.
(2)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Mid Capitalization Portfolio:
	2.66	%(4)	2.22%	1.63%	1.69%	2.01%	1.64%
(3)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Small Cap Portfolio:
	2.36	%(4)	2.50%	1.88%	1.83%	2.06%	1.70%
(4)			Annualized for periods less than one year.
(5)			Not annualized.
*			Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	International Equity Portfolio - Class I Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$14.27		$11.85	$10.53	$9.07	$12.11	$8.94
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.08)		(0.04)	0.02	0.02	0.06	0.07
Net realized and unrealized gain (loss)	2.30		2.54	1.39	1.47	(3.05)	3.28
Total from investment operations	2.22		2.50	1.41	1.49	(2.99)	3.35
Dividends and Distributions:
Dividends from net investment income	-		(0.08)	(0.09)	(0.03)	(0.05)	(0.18)
Total dividends and distributions	-		(0.08)	(0.09)	(0.03)	(0.05)	(0.18)
Redemption Fees	-		-	-	- **	-	-
Net Asset Value, End of Year/Period	$16.49		$14.27	$11.85	$10.53	$9.07	$12.11
Total Return*	15.58	%#	21.25%#	13.51%#	16.45%#	(24.79)%	37.96%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$3,899		$3,251	$3,488	$3,392	$2,809	$4,421
Ratio of gross operating expenses to average net assets (2)	3.42	%(4)	3.41%	2.40%	2.17%	3.23%	2.47%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.10	)%(4)	(0.33)%	0.19%	0.18%	0.50%	0.63%
Portfolio Turnover Rate	39	%(5)	41%	38%	59%	47%	59%

	Health & Biotechnology Portfolio - Class I Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$23.02		$26.08	$22.87	$22.60	$25.10	$23.02
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.22)		(0.34)	(0.29)	(0.21)	(0.25)	(0.16)
Net realized and unrealized gain (loss)	5.48		(2.47)	4.52	1.75	(1.46)	4.82
Total from investment operations	5.26		(2.81)	4.23	1.54	(1.71)	4.66
Dividends and Distributions:
Distributions from realized gains	(0.78)		(0.25)	(1.02)	(1.27)	(0.79)	(2.58)
Total dividends and distributions	(0.78)		(0.25)	(1.02)	(1.27)	(0.79)	(2.58)
Net Asset Value, End of Year/Period	$27.50		$23.02	$26.08	$22.87	$22.60	$25.10
Total Return*	23.18%		(10.79)%	19.35%	6.59%	(6.92)%	22.43%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$6,080		$5,153	$7,219	$6,370	$6,794	$7,560
Ratio of gross operating expenses to average net assets (3)	2.76	%(4)	2.60%	2.32%	2.35%	2.50%	2.14%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.77	)%(4)	(1.44)%	(1.25)%	(0.93)%	(1.05)%	(0.69)%
Portfolio Turnover Rate	5	%(5)	22%	17%	58%	23%	19%

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.
(2)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the International Equity Portfolio:
	2.97	%(4)	2.90%	2.40%	2.90%	2.90%	2.32%
(3)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Health & Biotechnology Portfolio:
	2.76	%(4)	2.60%	2.32%	2.35%	2.50%	2.14%
(4)			Annualized for periods less than one year.
(5)			Not annualized.
#			Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
*			Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**			Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Technology & Communications Portfolio - Class I Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$28.97		$27.22	$23.89	$22.95	$34.72	$31.63
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.26)		(0.43)	(0.35)	(0.27)	(0.29)	(0.37)
Net realized and unrealized gain (loss)	0.33		5.07	5.18	4.51	(7.84)	7.10
Total from investment operations	0.07		4.64	4.83	4.24	(8.13)	6.73
Dividends and Distributions:
Distributions from realized gains	(3.57)		(2.89)	(1.50)	(3.30)	(3.64)	(3.64)
Total dividends and distributions	(3.57)		(2.89)	(1.50)	(3.30)	(3.64)	(3.64)
Net Asset Value, End of Year/Period	$25.47		$28.97	$27.22	$23.89	$22.95	$34.72
Total Return*	(0.67)%		17.85%	21.25%	23.05%	(26.02)%	23.89%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$22,510		$24,835	$24,254	$22,829	$22,533	$35,680
Ratio of gross operating expenses to average net assets (2)	2.51	%(5)	2.42%	2.22%	2.37%	2.15%	1.99%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.83	)%(5)	(1.60)%	(1.39)%	(1.29)%	(1.06)%	(1.20)%
Portfolio Turnover Rate	1	%(6)	7%	8%	6%	3%	10%

	Investment Quality Bond Portfolio - Class I Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$9.58		$9.46	$9.15	$9.23	$9.68	$9.79
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.10		0.21	0.19	0.11	(0.10)	(0.06)
Net realized and unrealized gain (loss)	0.14		0.09	0.29	(0.09)	(0.23)	(0.03)
Total from investment operations	0.24		0.30	0.48	0.02	(0.33)	(0.09)
Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.18)	(0.17)	(0.05)	-	(0.02)
Distributions from realized gains	-		-	-	-	(0.12)	-
Distributions from return of capital	-		-	-	(0.05)	-	-
Total dividends and distributions	(0.11)		(0.18)	(0.17)	(0.10)	(0.12)	(0.02)
Net Asset Value, End of Year/Period	$9.71		$9.58	$9.46	$9.15	$9.23	$9.68
Total Return*	2.67%		3.32%	5.35%	0.19%	(3.39)%	(0.87)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$8,245		$8,378	$11,216	$10,834	$11,436	$12,020
Ratio of gross operating expenses to average net assets (3),(4)	1.96	%(5)	1.75%	1.37%	1.38%	1.91%	1.45%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	2.13	%(5)	2.20%	2.08%	1.19%	(1.11)%	(0.61)%
Portfolio Turnover Rate	13	%(6)	29%	60%	103%	1%	62%

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.
(2)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Technology & Communications Portfolio:
	2.51	%(5)	2.42%	2.22%	2.37%	2.15%	1.99%
(3)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Investment Quality Bond Portfolio:
	1.96	%(5)	1.75%	1.37%	1.38%	1.90%	1.45%
(4)			Does not include the expenses of funds in which the Fund invests.
(5)			Annualized for periods less than one year.
(6)			Not annualized.
*			Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	U.S. Government Money Market Portfolio - Class I Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income (Loss) from Investment Operations:
Net investment income (1)	0.01		0.03	0.03	0.03	0.00 **	0.00 **
Total from investment operations	0.01		0.03	0.03	0.03	0.00 **	0.00 **
Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.03)	(0.03)	(0.03)	(0.00)**	(0.00)**
Total dividends and distributions	(0.01)		(0.03)	(0.03)	(0.03)	(0.00)**	(0.00)**
Net Asset Value, End of Year/Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	1.18%		3.08%	3.48%	3.24%	0.01%	0.02%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$4,098		$4,587	$4,272	$5,138	$5,108	$5,488
Ratio of gross operating expenses to average net assets (2),(4)	1.43	%(5)	1.38%	1.73%	0.95%	0.93%	1.07%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	2.37	%(5)	3.01%	3.46%	3.18%	0.02%	0.01%
Portfolio Turnover Rate	N/A		N/A	N/A	N/A	N/A	N/A

	Aggressive Balanced Allocation Portfolio - Class I Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$12.86		$11.87	$10.44	$10.39	$12.53	$10.42
Income (Loss) from Investment Operations:
Net investment income (1)	0.29		0.19	0.06	0.09	0.33	0.40
Net realized and unrealized gain (loss)	0.42		1.17	1.68	0.64	(1.35)	1.91
Total from investment operations	0.71		1.36	1.74	0.73	(1.02)	2.31
Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.19)	(0.06)	(0.07)	(0.37)	(0.12)
Distributions from realized gains	(0.89)		(0.18)	(0.25)	(0.61)	(0.75)	(0.08)
Total dividends and distributions	(1.19)		(0.37)	(0.31)	(0.68)	(1.12)	(0.20)
Net Asset Value, End of Year/Period	$12.38		$12.86	$11.87	$10.44	$10.39	$12.53
Total Return*	5.67%		11.62%	16.97%	7.50%	(8.96)%	22.46%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,386		$1,258	$1,066	$851	$773	$842
Ratio of gross operating expenses to average net assets (3),(4)	2.47	%(5)	2.72%	2.67%	2.57%	2.23%	2.39%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	4.58	%(5)	1.61%	0.51%	0.88%	2.90%	3.44%
Portfolio Turnover Rate	18	%(6)	3%	8%	26%	2%	54%

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.
(2)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the U.S. Government Money Market Portfolio:
	1.43	%(5)	1.38%	1.73%	0.95%	0.46%	0.02%
(3)			Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Aggressive Balanced Allocation Portfolio:
	0.99	%(5)	0.99%	0.99%	0.99%	0.99%	0.93%
(4)			Does not include the expenses of funds in which the Fund invests.
(5)			Annualized for periods less than one year.
(6)			Not annualized.
*			Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**			Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Conservative Balanced Allocation Portfolio - Class I Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$11.96		$11.28	$10.35	$10.41	$12.00	$10.58
Income (Loss) from Investment Operations:
Net investment income/(loss) (1)	0.30		0.28	0.17	0.17	0.30	(0.02)
Net realized and unrealized gain (loss)	0.22		0.79	1.03	0.25	(1.01)	1.49
Total from investment operations	0.52		1.07	1.20	0.42	(0.71)	1.47
Dividends and Distributions:
Dividends from net investment income	(0.40)		(0.26)	(0.21)	(0.04)	(0.29)	(0.05)
Distributions from realized gains	(0.65)		(0.13)	(0.06)	(0.44)	(0.59)	-
Total dividends and distributions	(1.05)		(0.39)	(0.27)	(0.48)	(0.88)	(0.05)
Net Asset Value, End of Year/Period	$11.43		$11.96	$11.28	$10.35	$10.41	$12.00
Total Return*	4.48%		9.71%	11.79%	4.26%	(6.39)%	13.94%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$2,541		$2,510	$2,347	$2,128	$1,960	$2,050
Ratio of gross operating expenses to average net assets (2)	2.31	%(3)	2.28%	2.12%	2.07%	2.01%	1.95%
Ratio of net operating expenses to average net assets (2)	0.99	%(3)	0.99%	0.99%	0.99%	0.99%	0.93%
Ratio of net investment income/(loss) after expense reimbursement to average net assets (2)	5.18	%(3)	2.50%	1.61%	1.66%	2.70%	(0.22)%
Portfolio Turnover Rate	15	%(4)	13%	22%	50%	11%	71%

	Moderate Balanced Allocation Portfolio - Class I Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$12.96		$12.06	$10.74	$10.75	$12.55	$10.69
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.33		0.24	0.09	0.11	0.33	(0.01)
Net realized and unrealized gain (loss)	0.29		1.10	1.51	0.47	(1.18)	2.02
Total from investment operations	0.62		1.34	1.60	0.58	(0.85)	2.01
Dividends and Distributions:
Dividends from net investment income	(0.38)		(0.23)	(0.13)	-	(0.34)	(0.08)
Distributions from realized gains	(0.85)		(0.21)	(0.15)	(0.59)	(0.61)	(0.07)
Total dividends and distributions	(1.23)		(0.44)	(0.28)	(0.59)	(0.95)	(0.15)
Net Asset Value, End of Year/Period	$12.35		$12.96	$12.06	$10.74	$10.75	$12.55
Total Return*	4.88%		11.33%	15.12%	5.73%	(7.36)%	19.01%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,698		$1,617	$1,455	$1,150	$1,134	$1,187
Ratio of gross operating expenses to average net assets (2)	2.42	%(3)	2.46%	2.27%	2.30%	2.11%	2.11%
Ratio of net operating expenses to average net assets (2)	0.99	%(3)	0.99%	0.99%	0.99%	0.99%	0.93%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	5.23	%(3)	1.96%	0.81%	1.07%	2.88%	(0.09)%
Portfolio Turnover Rate	12	%(4)	6%	18%	41%	2%	52%

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.
(2)			Does not include the expenses of funds in which the Fund invests.
(3)			Annualized for periods less than one year.
(4)			Not annualized.
*			Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Moderately Aggressive Balanced Allocation Portfolio - Class I Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$12.86		$11.96	$10.63	$10.58	$12.44	$10.48
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.31		0.22	0.08	0.11	0.32	(0.00)**
Net realized and unrealized gain (loss)	0.36		1.11	1.56	0.52	(1.23)	2.14
Total from investment operations	0.67		1.33	1.64	0.63	(0.91)	2.14
Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.22)	(0.14)	-	(0.36)	(0.08)
Distributions from realized gains	(0.89)		(0.21)	(0.17)	(0.58)	(0.59)	(0.10)
Total dividends and distributions	(1.24)		(0.43)	(0.31)	(0.58)	(0.95)	(0.18)
Net Asset Value, End of Year/Period	$12.29		$12.86	$11.96	$10.63	$10.58	$12.44
Total Return*	5.31%		11.29%	15.70%	6.23%	(7.93)%	20.70%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$968		$916	$809	$712	$656	$693
Ratio of gross operating expenses to average net assets (2)	2.90	%(3)	3.05%	2.75%	2.56%	2.26%	2.50%
Ratio of net operating expenses to average net assets (2)	0.99	%(3)	0.99%	0.99%	0.99%	0.99%	0.93%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (2)	4.95	%(3)	1.82%	0.71%	1.05%	2.84%	0.03%
Portfolio Turnover Rate	15	%(4)	5%	15%	34%	0%	48%

	Moderately Conservative Balanced Allocation Portfolio - Class I Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$11.88		$11.09	$9.76	$9.95	$11.98	$10.36
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.30		0.24	0.10	0.10	0.32	(0.01)
Net realized and unrealized gain (loss)	0.30		0.98	1.32	0.42	(1.09)	1.78
Total from investment operations	0.60		1.22	1.42	0.52	(0.77)	1.77
Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.26)	(0.09)	-	(0.32)	(0.01)
Distributions from realized gains	(0.89)		(0.17)	-	(0.71)	(0.94)	(0.14)
Total dividends and distributions	(1.23)		(0.43)	(0.09)	(0.71)	(1.26)	(0.15)
Net Asset Value, End of Year/Period	$11.25		$11.88	$11.09	$9.76	$9.95	$11.98
Total Return*	5.19%		11.30%	14.63%	5.62%	(7.19)%	17.26%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$670		$647	$644	$573	$495	$618
Ratio of gross operating expenses to average net assets (2)	3.17	%(3)	3.32%	2.78%	2.98%	2.50%	2.34%
Ratio of net operating expenses to average net assets (2)	0.99	%(3)	0.99%	0.99%	0.99%	0.99%	0.92%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2)	5.24	%(3)	2.17%	1.00%	1.09%	2.95%	(0.07)%
Portfolio Turnover Rate	11	%(4)	14%	20%	87%	10%	74%

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year/Period.
(2)			Does not include the expenses of funds in which the Fund invests.
(3)			Annualized for periods less than one year.
(4)			Not annualized.
*			Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**			Per share amount represents less than $0.01 per share.

ADDITIONAL INFORMATION

Six Months Ended February 28, 2026 (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-672-4839 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

None

Item 16.	Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Saratoga Advantage Trust

By (Signature and Title)*		/s/ Bruce E. Ventimiglia
Bruce E. Ventimiglia, Chief Executive Officer

Date	5/5/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jonathan W. Ventimiglia
Jonathan W. Ventimiglia, President, Treasurer and Chief Financial Officer

Date	5/5/26

By (Signature and Title)*		/s/ Bruce E. Ventimiglia
Bruce E. Ventimiglia, Chief Executive Officer

Date	5/5/26

*	Print the name and title of each signing officer under his or her signature.